CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2025 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
167,004	ALPHABET, INC., CLASS A	$12,081,085	40,598,672
74,248	ALPHABET, INC., CLASS C	3,681,818	18,083,100
361,589	AT&T, INC.	7,215,690	10,211,273
1,429	CHARTER COMMUNICATIONS, INC., CLASS A(b)	462,940	393,125
308,232	COMCAST CORP., CLASS A	8,666,293	9,684,650
8,300	ELECTRONIC ARTS, INC.	116,945	1,674,110
3,300	FOX CORP., CLASS A	181,296	208,098
2,100	FOX CORP., CLASS B	108,441	120,309
98,059	LIBERTY GLOBAL LTD., CLASS A(b)(c)	1,139,506	1,123,756
2,900	LIVE NATION ENTERTAINMENT, INC.(b)	261,807	473,860
3,538	MATCH GROUP, INC.	106,301	124,962
58,997	META PLATFORMS, INC., CLASS A	9,761,285	43,326,217
7,106	NETFLIX, INC.(b)	2,566,063	8,519,526
7,075	NEWS CORP., CLASS A	129,848	217,273
2,695	OMNICOM GROUP, INC.	89,075	219,723
3,165	PARAMOUNT SKYDANCE CORP., CLASS B	36,668	59,882
13,421	ROBLOX CORP., CLASS A(b)	1,580,624	1,859,077
8,606	SPOTIFY TECHNOLOGY S.A.(b)(c)	3,543,134	6,006,988
36	SUNRISE COMMUNICATIONS A.G., CLASS A ADR(b)(c)(d)	814	2,116
2,500	TAKE-TWO INTERACTIVE SOFTWARE, INC.(b)	299,873	645,900
900	TKO GROUP HOLDINGS, INC.	132,552	181,764
7,907	T-MOBILE U.S., INC.	876,518	1,892,778
123,386	VERIZON COMMUNICATIONS, INC.	4,774,885	5,422,815
28,118	WALT DISNEY (THE) CO.	890,300	3,219,511
42,002	WARNER BROS. DISCOVERY, INC.(b)	311,756	820,299
		59,015,517	155,089,784	10.95%
Consumer Discretionary:
6,100	AIRBNB, INC., CLASS A(b)	687,139	740,662
199,317	AMAZON.COM, INC.(b)	21,890,585	43,764,034
3,700	APTIV PLC(b)(c)	233,049	319,014
7,973	ARAMARK	229,724	306,163
10,830	AUTONATION, INC.(b)	1,247,171	2,369,279
551	AUTOZONE, INC.(b)	1,080,544	2,363,922
11,419	BEST BUY CO., INC.	517,128	863,505
1,289	BOOKING HOLDINGS, INC.	2,757,890	6,959,659
2,228	CARMAX, INC.(b)	62,335	99,970
14,000	CARNIVAL CORP.(b)	128,765	404,740
20,000	CHIPOTLE MEXICAN GRILL, INC.(b)	558,552	783,800
4,500	D.R. HORTON, INC.	465,172	762,615
2,200	DARDEN RESTAURANTS, INC.	211,169	418,792
2,200	DECKERS OUTDOOR CORP.(b)	226,660	223,014
600	DOMINO'S PIZZA, INC.	257,882	259,026
6,500	DOORDASH, INC., CLASS A(b)	1,220,087	1,767,935
7,500	EBAY, INC.	231,075	682,125
14,008	EXPEDIA GROUP, INC.	1,406,366	2,994,210
54,779	FORD MOTOR CO.	380,050	655,157
13,928	GAP (THE), INC.	139,153	297,920
3,000	GARMIN LTD.(c)	188,511	738,660
102,470	GENERAL MOTORS CO.	3,522,530	6,247,596
3,450	GENUINE PARTS CO.	102,425	478,170
6,038	GRAND CANYON EDUCATION, INC.(b)	1,057,405	1,325,462
10,855	H&R BLOCK, INC.	368,543	548,937
526	HASBRO, INC.	17,647	39,897
3,000	HILTON WORLDWIDE HOLDINGS, INC.	437,249	778,320
23,626	HOME DEPOT (THE), INC.	5,037,142	9,573,019
7,935	LAS VEGAS SANDS CORP.	239,060	426,824
8,237	LENNAR CORP., CLASS A	836,141	1,038,191
3,300	LKQ CORP.	99,905	100,782
9,146	LOWE'S COS., INC.	1,744,243	2,298,481
70,986	MACY'S, INC.	769,670	1,272,779
2,938	MARRIOTT INTERNATIONAL, INC., CLASS A	61,838	765,173
7,902	MCDONALD'S CORP.	1,021,304	2,401,339
3,106	MGM RESORTS INTERNATIONAL(b)	88,432	107,654
600	MOHAWK INDUSTRIES, INC.(b)	26,796	77,352
19,767	NIKE, INC., CLASS B	791,108	1,378,353
302	NVR, INC.(b)	1,057,230	2,426,467
0
(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
16,100	O'REILLY AUTOMOTIVE, INC.(b)	$1,306,585	1,735,741
5,853	PENSKE AUTOMOTIVE GROUP, INC.	765,614	1,017,895
40	PHINIA, INC.	880	2,299
1,798	POOL CORP.	477,896	557,506
17,150	PULTEGROUP, INC.	834,021	2,266,030
4,543	ROSS STORES, INC.	468,350	692,308
3,808	ROYAL CARIBBEAN CRUISES LTD.	172,635	1,232,193
18,726	STARBUCKS CORP.	268,229	1,584,220
5,800	TAPESTRY, INC.	163,077	656,676
62,900	TESLA, INC.(b)	15,076,222	27,972,888
19,260	TJX (THE) COS., INC.	1,289,817	2,783,840
31,659	TOLL BROTHERS, INC.	1,844,510	4,373,374
8,300	TRACTOR SUPPLY CO.	395,067	472,021
600	ULTA BEAUTY, INC.(b)	232,308	328,050
1,767	VF CORP.	19,136	25,498
28,250	WILLIAMS-SONOMA, INC.	1,875,952	5,521,462
1,554	WYNN RESORTS LTD.	31,066	199,332
3,900	YUM! BRANDS, INC.	472,661	592,800
		77,091,701	151,073,131	10.67%
Consumer Staples:
142,590	ALTRIA GROUP, INC.	7,001,781	9,419,495
10,300	ARCHER-DANIELS-MIDLAND CO.	188,618	615,322
10,068	CHURCH & DWIGHT CO., INC.	241,887	882,259
1,700	CLOROX (THE) CO.	210,031	209,610
74,485	COCA-COLA (THE) CO.	2,289,459	4,939,845
11,480	COLGATE-PALMOLIVE CO.	780,184	917,711
6,500	CONAGRA BRANDS, INC.	144,047	119,015
1,600	CONSTELLATION BRANDS, INC., CLASS A	202,589	215,472
5,952	COSTCO WHOLESALE CORP.	2,907,772	5,509,350
5,400	DOLLAR GENERAL CORP.	387,809	558,090
3,624	DOLLAR TREE, INC.(b)	181,068	341,997
3,600	ESTEE LAUDER (THE) COS., INC., CLASS A	269,015	317,232
12,400	GENERAL MILLS, INC.	277,055	625,208
2,942	HERSHEY (THE) CO.	250,275	550,301
4,800	HORMEL FOODS CORP.	43,206	118,752
1,300	J.M. SMUCKER (THE) CO.	60,305	141,180
800	KELLANOVA	65,712	65,616
17,500	KENVUE, INC.	365,809	284,025
21,200	KEURIG DR. PEPPER, INC.	729,174	540,812
4,450	KIMBERLY-CLARK CORP.	417,244	553,313
13,505	KRAFT HEINZ (THE) CO.	299,131	351,670
76,566	KROGER (THE) CO.	2,518,998	5,161,314
1,833	LAMB WESTON HOLDINGS, INC.	73,271	106,461
1,400	MCCORMICK & CO., INC. (NON VOTING)	21,613	93,674
2,360	MOLSON COORS BEVERAGE CO., CLASS B	84,088	106,790
20,269	MONDELEZ INTERNATIONAL, INC., CLASS A	974,802	1,266,205
11,372	MONSTER BEVERAGE CORP.(b)	517,685	765,449
14,491	PEPSICO, INC.	1,073,204	2,035,116
36,609	PHILIP MORRIS INTERNATIONAL, INC.	4,576,036	5,937,980
36,960	PROCTER & GAMBLE (THE) CO.	2,524,282	5,678,904
7,100	SYSCO CORP.	110,707	584,614
6,967	TARGET CORP.	602,960	624,940
7,967	TYSON FOODS, INC., CLASS A	312,870	432,608
98,754	WALMART, INC.	3,524,013	10,177,587
		34,226,700	60,247,917	4.26%
Energy:
15,393	BAKER HUGHES CO.	377,695	749,947
36,408	CHEVRON CORP.	2,037,649	5,653,798
23,525	CONOCOPHILLIPS	572,618	2,225,230
109,911	COTERRA ENERGY, INC.	2,556,270	2,599,395
6,026	DEVON ENERGY CORP.	160,506	211,271
8,600	DIAMONDBACK ENERGY, INC.	1,119,940	1,230,660
10,799	EOG RESOURCES, INC.	645,309	1,210,784
9,600	EQT CORP.	399,265	522,528
89,635	EXXON MOBIL CORP.	6,328,240	10,106,346
13,400	HALLIBURTON CO.	278,587	329,640
49,812	KINDER MORGAN, INC.	676,557	1,410,178

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont'd):
16,786	MARATHON PETROLEUM CORP.	$1,500,674	3,235,334
64,753	NOV, INC.	854,041	857,977
13,235	OCCIDENTAL PETROLEUM CORP.	329,934	625,354
6,700	ONEOK, INC.	273,061	488,899
6,438	PHILLIPS 66	440,133	875,697
25,733	SCHLUMBERGER N.V.	658,749	884,443
2,900	TARGA RESOURCES CORP.	189,675	485,866
11,373	VALERO ENERGY CORP.	562,148	1,936,367
13,000	WILLIAMS (THE) COS., INC.	200,704	823,550
		20,161,755	36,463,264	2.57%
Financials:
6,579	AFLAC, INC.	439,251	734,874
20,769	ALLSTATE (THE) CORP.	2,367,553	4,458,066
9,333	AMERICAN EXPRESS CO.	1,092,631	3,100,049
31,871	AMERICAN INTERNATIONAL GROUP, INC.	1,566,127	2,503,148
2,845	AMERIPRISE FINANCIAL, INC.	920,434	1,397,606
3,548	AON PLC, CLASS A(c)	760,558	1,265,146
7,100	APOLLO GLOBAL MANAGEMENT, INC.	1,008,903	946,217
4,462	ARCH CAPITAL GROUP LTD.	220,898	404,837
2,200	ARTHUR J. GALLAGHER & CO.	461,020	681,428
26,045	ASSURANT, INC.	3,816,300	5,641,347
22,198	ASSURED GUARANTY LTD.	1,695,078	1,879,061
54,484	AXIS CAPITAL HOLDINGS LTD.	3,112,506	5,219,567
103,602	BANK OF AMERICA CORP.	1,138,664	5,344,827
75,527	BANK OF NEW YORK MELLON (THE) CORP.	5,048,615	8,229,422
45,564	BERKSHIRE HATHAWAY, INC., CLASS B(b)	10,548,382	22,906,845
2,400	BLACKROCK, INC.	1,749,231	2,798,088
11,376	BLACKSTONE, INC.	1,274,920	1,943,590
2,207	BOK FINANCIAL CORP.	215,924	245,948
4,700	BROWN & BROWN, INC.	377,736	440,813
14,375	CAPITAL ONE FINANCIAL CORP.	1,299,009	3,055,837
8,446	CBOE GLOBAL MARKETS, INC.	1,700,903	2,071,382
26,608	CHARLES SCHWAB (THE) CORP.	878,935	2,540,266
6,685	CHUBB LTD.(c)	1,034,817	1,886,841
300	CINCINNATI FINANCIAL CORP.	34,708	47,430
75,974	CITIGROUP, INC.	3,255,219	7,711,361
26,297	CME GROUP, INC.	5,669,015	7,105,186
41,541	CNA FINANCIAL CORP.	1,790,609	1,929,995
2,000	COMERICA, INC.	80,100	137,040
79,228	COREBRIDGE FINANCIAL, INC.	1,560,645	2,539,257
1,000	CORPAY, INC.(b)	266,785	288,060
200	ERIE INDEMNITY CO., CLASS A	72,293	63,632
600	EVEREST GROUP LTD.	168,122	210,138
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	86,576	819,939
7,903	FIDELITY NATIONAL INFORMATION SERVICES, INC.	142,368	521,124
10,565	FIFTH THIRD BANCORP	109,297	470,671
361	FIRST CITIZENS BANCSHARES, INC., CLASS A	504,565	645,887
11,684	FISERV, INC.(b)	1,519,425	1,506,418
4,800	FRANKLIN RESOURCES, INC.	85,895	111,024
5,196	GLOBAL PAYMENTS, INC.	368,161	431,684
1,100	GLOBE LIFE, INC.	90,838	157,267
7,579	GOLDMAN SACHS GROUP (THE), INC.	807,418	6,035,537
11,988	HANOVER INSURANCE GROUP (THE), INC.	1,769,954	2,177,380
5,619	HARTFORD INSURANCE GROUP (THE), INC.	468,941	749,518
43,846	HUNTINGTON BANCSHARES, INC.	221,602	757,220
8,840	INTERCONTINENTAL EXCHANGE, INC.	918,567	1,489,363
6,900	INVESCO LTD.	97,513	158,286
1,000	JACK HENRY & ASSOCIATES, INC.	171,890	148,930
28,800	JANUS HENDERSON GROUP PLC(c)	925,965	1,281,888
56,092	JPMORGAN CHASE & CO.	3,647,942	17,693,100
20,104	KEYCORP	178,289	375,744
10,500	KKR & CO., INC.	1,309,474	1,364,475
29,902	LINCOLN NATIONAL CORP.	650,822	1,205,948
7,377	MARSH & MCLENNAN COS., INC.	675,052	1,486,687
17,267	MASTERCARD, INC., CLASS A	5,624,860	9,821,642
1,300	MERCURY GENERAL CORP.	38,019	110,214
12,131	METLIFE, INC.	717,545	999,230

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
84,222	MGIC INVESTMENT CORP.	$1,181,306	2,389,378
2,500	MOODY'S CORP.	773,331	1,191,200
1,200	MSCI, INC.	566,749	680,892
6,400	NASDAQ, INC.	142,009	566,080
15,476	PAYPAL HOLDINGS, INC.(b)	799,357	1,037,821
7,114	PNC FINANCIAL SERVICES GROUP (THE), INC.	273,331	1,429,416
30,801	POPULAR, INC.	3,095,784	3,912,035
2,900	PRINCIPAL FINANCIAL GROUP, INC.	116,400	240,439
7,688	PROGRESSIVE (THE) CORP.	858,806	1,898,552
5,900	PRUDENTIAL FINANCIAL, INC.	182,566	612,066
2,550	RAYMOND JAMES FINANCIAL, INC.	288,037	440,130
6,699	REGIONS FINANCIAL CORP.	27,215	176,653
9,764	REINSURANCE GROUP OF AMERICA, INC.	1,439,746	1,875,957
8,762	RENAISSANCERE HOLDINGS LTD.	1,929,599	2,224,935
6,100	S&P GLOBAL, INC.	2,172,778	2,968,931
1,300	STATE STREET CORP.	86,298	150,813
94,373	SYNCHRONY FINANCIAL	2,636,405	6,705,202
14,552	T. ROWE PRICE GROUP, INC.	1,079,450	1,493,617
3,020	TRAVELERS (THE) COS., INC.	193,928	843,244
41,430	TRUIST FINANCIAL CORP.	1,152,936	1,894,180
20,785	U.S. BANCORP	423,741	1,004,539
66,669	UNUM GROUP	2,805,095	5,185,515
56,013	VIRTU FINANCIAL, INC., CLASS A	1,731,131	1,988,462
29,037	VISA, INC., CLASS A	5,803,861	9,912,651
17,672	W.R. BERKLEY CORP.	230,535	1,354,029
51,027	WELLS FARGO & CO.	729,863	4,277,083
214,954	WESTERN UNION (THE) CO.	1,746,008	1,717,482
6,655	WEX, INC.(b)	815,650	1,048,362
2,000	WILLIS TOWERS WATSON PLC(c)	510,259	690,900
2,700	ZIONS BANCORP N.A.	52,466	152,766
		110,601,509	210,309,810	14.86%
Health Care:
19,034	ABBOTT LABORATORIES	1,063,260	2,549,414
35,041	ABBVIE, INC.	3,204,389	8,113,393
13,100	AGILENT TECHNOLOGIES, INC.	1,347,536	1,681,385
11,340	AMGEN, INC.	2,272,114	3,200,148
5,009	BECTON, DICKINSON AND CO.	620,881	937,534
2,300	BIOGEN, INC.(b)	267,633	322,184
2,500	BIO-TECHNE CORP.	125,343	139,075
27,032	BOSTON SCIENTIFIC CORP.(b)	150,897	2,639,134
25,280	BRISTOL-MYERS SQUIBB CO.	811,175	1,140,128
10,588	CARDINAL HEALTH, INC.	845,526	1,661,892
21,977	CENCORA, INC.	4,315,699	6,868,472
7,800	CENTENE CORP.(b)	480,484	278,304
900	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	130,770	140,814
12,237	CIGNA GROUP (THE)	2,680,765	3,527,315
2,069	CORCEPT THERAPEUTICS, INC.(b)	148,455	171,955
19,625	CVS HEALTH CORP.	999,496	1,479,529
10,960	DANAHER CORP.	876,007	2,172,930
700	DAVITA, INC.(b)	95,060	93,009
6,300	DEXCOM, INC.(b)	109,365	423,927
7,300	EDWARDS LIFESCIENCES CORP.(b)	527,966	567,721
2,877	ELEVANCE HEALTH, INC.	887,246	929,616
12,570	ELI LILLY & CO.	2,646,955	9,590,910
64,606	EXELIXIS, INC.(b)	1,483,675	2,668,228
6,882	GE HEALTHCARE TECHNOLOGIES, INC.	390,423	516,838
19,417	GILEAD SCIENCES, INC.	384,467	2,155,287
3,200	HCA HEALTHCARE, INC.	955,522	1,363,840
1,700	HENRY SCHEIN, INC.(b)	107,607	112,829
5,008	HOLOGIC, INC.(b)	81,572	337,990
1,400	HUMANA, INC.	416,092	364,238
3,087	IDEXX LABORATORIES, INC.(b)	1,195,016	1,972,253
45,016	INCYTE CORP.(b)	2,472,640	3,817,807
2,800	INSULET CORP.(b)	505,243	864,444
6,500	INTUITIVE SURGICAL, INC.(b)	1,733,943	2,906,995
3,773	IQVIA HOLDINGS, INC.(b)	448,528	716,644
37,661	JOHNSON & JOHNSON	3,696,952	6,983,103

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
1,200	LABCORP HOLDINGS, INC.	$182,716	344,472
6,065	MCKESSON CORP.	1,645,672	4,685,455
9,100	MEDTRONIC PLC(c)	737,852	866,684
40,678	MERCK & CO., INC.	1,150,731	3,414,105
500	METTLER-TOLEDO INTERNATIONAL, INC.(b)	542,391	613,805
9,700	MODERNA, INC.(b)	247,183	250,551
900	MOLINA HEALTHCARE, INC.(b)	148,301	172,224
1,647	ORGANON & CO.	14,705	17,590
88,666	PFIZER, INC.	1,494,909	2,259,210
1,400	QUEST DIAGNOSTICS, INC.	174,774	266,812
1,778	REGENERON PHARMACEUTICALS, INC.	909,434	999,716
4,000	RESMED, INC.	81,990	1,094,920
15,139	SOLVENTUM CORP.(b)	844,740	1,105,147
1,200	STERIS PLC	204,899	296,928
3,600	STRYKER CORP.	1,061,679	1,330,812
4,422	THERMO FISHER SCIENTIFIC, INC.	1,636,656	2,144,758
8,927	UNITED THERAPEUTICS CORP.(b)	2,166,861	3,742,288
21,797	UNITEDHEALTH GROUP, INC.	5,262,999	7,526,504
2,838	UNIVERSAL HEALTH SERVICES, INC., CLASS B	257,448	580,201
3,400	VERTEX PHARMACEUTICALS, INC.(b)	586,843	1,331,576
4,826	VIATRIS, INC.	36,838	47,777
700	WATERS CORP.(b)	16,422	209,867
1,100	WEST PHARMACEUTICAL SERVICES, INC.	239,756	288,563
3,374	ZIMMER BIOMET HOLDINGS, INC.	135,863	332,339
6,747	ZOETIS, INC.	963,508	987,221
		59,223,872	108,318,810	7.65%
Industrials:
12,787	3M CO.	787,976	1,984,287
1,400	A.O. SMITH CORP.	72,742	102,774
17,717	ACUITY, INC.	2,880,782	6,101,558
100	ALLEGION PLC(c)	10,618	17,735
49,948	ALLISON TRANSMISSION HOLDINGS, INC.	2,135,146	4,239,586
5,175	AMETEK, INC.	73,221	972,900
6,866	AUTOMATIC DATA PROCESSING, INC.	382,249	2,015,171
1,300	AXON ENTERPRISE, INC.(b)	398,627	932,932
12,187	BOEING (THE) CO.(b)	1,689,740	2,630,320
2,213	BROADRIDGE FINANCIAL SOLUTIONS, INC.	89,066	527,070
21,594	BUILDERS FIRSTSOURCE, INC.(b)	1,694,679	2,618,272
2,200	C.H. ROBINSON WORLDWIDE, INC.	156,465	291,280
16,840	CARRIER GLOBAL CORP.	379,615	1,005,348
12,432	CATERPILLAR, INC.	964,374	5,931,929
18,200	CINTAS CORP.	890,020	3,735,732
19,972	CONCENTRIX CORP.	922,772	921,708
11,900	COPART, INC.(b)	315,148	535,143
39,272	CSX CORP.	903,591	1,394,549
4,218	CUMMINS, INC.	959,137	1,781,557
948	CURTISS-WRIGHT CORP.	262,835	514,707
2,300	DAYFORCE, INC.(b)	122,843	158,447
3,293	DEERE & CO.	152,883	1,505,757
11,840	DELTA AIR LINES, INC.	465,882	671,920
225	DOVER CORP.	26,143	37,537
9,827	EATON CORP. PLC(c)	222,258	3,677,755
3,561	EMCOR GROUP, INC.	649,186	2,313,012
6,305	EMERSON ELECTRIC CO.	741,680	827,090
1,710	EQUIFAX, INC.	373,578	438,666
2,900	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	275,171	355,511
17,400	FASTENAL CO.	827,550	853,296
2,856	FEDEX CORP.	262,843	673,473
7,076	FORTIVE CORP.	280,397	346,653
110,089	GATES INDUSTRIAL CORP. PLC(b)	1,234,771	2,732,409
10,112	GE VERNOVA, INC.	2,406,675	6,217,869
5,270	GENERAL DYNAMICS CORP.	1,121,102	1,797,070
47,352	GENERAL ELECTRIC CO.	4,333,535	14,244,429
12,694	HONEYWELL INTERNATIONAL, INC.	1,115,910	2,672,087
28,639	HOWMET AEROSPACE, INC.	766,245	5,619,831
5,712	HUBBELL, INC.	1,323,044	2,457,931
6,219	HUNTINGTON INGALLS INDUSTRIES, INC.	1,670,184	1,790,512

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
1,371	IDEX CORP.	$119,804	223,144
4,924	ILLINOIS TOOL WORKS, INC.	182,025	1,283,982
4,000	INGERSOLL RAND, INC.	219,892	330,480
800	JB HUNT TRANSPORT SERVICES, INC.	111,216	107,336
9,859	JOHNSON CONTROLS INTERNATIONAL PLC	813,672	1,083,997
1,552	L3HARRIS TECHNOLOGIES, INC.	93,408	473,996
5,192	LOCKHEED MARTIN CORP.	2,190,086	2,591,898
5,085	MASCO CORP.	214,738	357,933
4,962	NORFOLK SOUTHERN CORP.	1,035,097	1,490,634
3,271	NORTHROP GRUMMAN CORP.	397,418	1,993,086
7,800	OLD DOMINION FREIGHT LINE, INC.	666,126	1,098,084
5,320	OTIS WORLDWIDE CORP.	90,693	486,408
22,367	OWENS CORNING	2,031,477	3,164,036
22,310	PACCAR, INC.	1,506,462	2,193,519
4,628	PARKER-HANNIFIN CORP.	350,966	3,508,718
4,185	PAYCHEX, INC.	426,655	530,491
587	PAYCOM SOFTWARE, INC.	86,275	122,178
2,719	PENTAIR PLC(c)	57,667	301,156
1,637	QUANTA SERVICES, INC.	462,020	678,406
4,417	REPUBLIC SERVICES, INC.	607,295	1,013,613
16,222	ROCKET LAB CORP.(b)	738,655	777,196
2,000	ROCKWELL AUTOMATION, INC.	624,795	699,060
10,154	ROLLINS, INC.	253,589	596,446
70,513	RTX CORP.	6,676,048	11,798,940
17,901	RYDER SYSTEM, INC.	1,534,307	3,376,845
9,200	SOUTHWEST AIRLINES CO.	248,654	293,572
2,057	STANLEY BLACK & DECKER, INC.	58,948	152,897
8,554	TEXTRON, INC.	551,135	722,727
11,005	TRANE TECHNOLOGIES PLC(c)	621,772	4,643,670
800	TRANSDIGM GROUP, INC.	556,479	1,054,416
30,766	UBER TECHNOLOGIES, INC.(b)	1,996,183	3,014,145
9,702	UNION PACIFIC CORP.	1,232,512	2,293,262
4,500	UNITED AIRLINES HOLDINGS, INC.(b)	194,042	434,250
4,886	UNITED PARCEL SERVICE, INC., CLASS B	297,840	408,128
4,560	UNITED RENTALS, INC.	773,617	4,353,250
2,121	VERALTO CORP.	14,727	226,120
2,494	VERISK ANALYTICS, INC.	627,573	627,266
2,626	VERTIV HOLDINGS CO., CLASS A	117,276	396,158
8,650	WASTE MANAGEMENT, INC.	135,675	1,910,179
2,100	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	208,398	420,987
600	WW GRAINGER, INC.	592,704	571,776
3,200	XYLEM, INC.	174,704	472,000
		64,233,308	149,922,198	10.59%
Information Technology:
10,486	ACCENTURE PLC, CLASS A(c)	2,498,625	2,585,848
12,737	ADOBE, INC.(b)	2,786,640	4,492,977
27,677	ADVANCED MICRO DEVICES, INC.(b)	1,154,208	4,477,862
2,500	AKAMAI TECHNOLOGIES, INC.(b)	194,511	189,400
42,836	AMKOR TECHNOLOGY, INC.	749,635	1,216,542
19,000	AMPHENOL CORP., CLASS A	920,353	2,351,250
6,949	ANALOG DEVICES, INC.	679,925	1,707,369
326,873	APPLE, INC.	29,497,627	83,231,672
21,531	APPLIED MATERIALS, INC.	2,152,713	4,408,257
7,089	APPLOVIN CORP., CLASS A(b)	93,417	5,093,730
41,328	ARISTA NETWORKS, INC.(b)	2,490,023	6,021,903
3,186	AUTODESK, INC.(b)	430,853	1,012,097
25,946	AVNET, INC.	1,082,080	1,356,457
109,030	BROADCOM, INC.	8,663,026	35,970,087
11,600	CADENCE DESIGN SYSTEMS, INC.(b)	970,077	4,074,616
8,200	CDW CORP.	477,146	1,306,096
87,135	CISCO SYSTEMS, INC.	2,398,738	5,961,777
6,894	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	276,484	462,380
15,600	CORNING, INC.	85,176	1,279,668
3,700	CROWDSTRIKE HOLDINGS, INC., CLASS A(b)	1,008,315	1,814,406
4,500	DATADOG, INC., CLASS A(b)	618,732	640,800
5,000	DELL TECHNOLOGIES, INC., CLASS C	436,493	708,850
38,021	DROPBOX, INC., CLASS A(b)	796,223	1,148,614

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
12,478	ENPHASE ENERGY, INC.(b)	$487,686	441,596
3,061	F5, INC.(b)	769,846	989,285
2,949	FAIR ISAAC CORP.(b)	1,596,171	4,413,267
1,800	FIRST SOLAR, INC.(b)	224,613	396,954
27,615	FORTINET, INC.(b)	393,491	2,321,869
357	GARTNER, INC.(b)	91,624	93,845
22,781	GEN DIGITAL, INC.	207,695	646,753
2,973	GODADDY, INC., CLASS A(b)	408,031	406,796
100,994	HEWLETT PACKARD ENTERPRISE CO.	1,239,124	2,480,413
26,610	HP, INC.	558,072	724,590
68,265	INTEL CORP.(b)	1,053,834	2,290,291
13,123	INTERNATIONAL BUSINESS MACHINES CORP.	1,512,221	3,702,786
4,280	INTUIT, INC.	896,120	2,922,855
25,938	JABIL, INC.	2,190,154	5,632,955
3,000	KEYSIGHT TECHNOLOGIES, INC.(b)	410,598	524,760
5,676	KLA CORP.	1,927,363	6,122,134
45,530	LAM RESEARCH CORP.	471,075	6,096,467
24,368	MICROCHIP TECHNOLOGY, INC.	646,205	1,564,913
32,616	MICRON TECHNOLOGY, INC.	779,843	5,457,309
167,145	MICROSOFT CORP.	26,754,619	86,572,753
600	MONOLITHIC POWER SYSTEMS, INC.	229,398	552,384
2,800	MOTOROLA SOLUTIONS, INC.	775,984	1,280,412
3,200	NETAPP, INC.	270,371	379,072
566,020	NVIDIA CORP.	12,970,649	105,608,012
3,825	NXP SEMICONDUCTORS N.V.(c)	327,712	871,067
1,900	ON SEMICONDUCTOR CORP.(b)	98,376	93,689
26,477	ORACLE CORP.	2,227,979	7,446,391
62,585	PALANTIR TECHNOLOGIES, INC., CLASS A(b)	4,303,553	11,416,756
10,200	PALO ALTO NETWORKS, INC.(b)	1,451,753	2,076,924
4,000	PTC, INC.(b)	313,055	812,080
20,802	QUALCOMM, INC.	2,221,108	3,460,621
2,358	RALLIANT CORP.	91,775	103,115
63,434	RINGCENTRAL, INC., CLASS A(b)	1,642,065	1,797,719
1,600	ROPER TECHNOLOGIES, INC.	588,015	797,904
13,590	SALESFORCE, INC.	992,211	3,220,830
1,681	SANDISK CORP.(b)	20,521	188,608
5,500	SEAGATE TECHNOLOGY HOLDINGS PLC	51,728	1,298,330
3,190	SERVICENOW, INC.(b)	959,704	2,935,693
464	STRATEGY, INC.(b)	143,477	149,505
10,200	SUPER MICRO COMPUTER, INC.(b)	318,411	488,988
6,271	SYNOPSYS, INC.(b)	910,637	3,094,049
7,524	TD SYNNEX CORP.	672,396	1,232,055
800	TE CONNECTIVITY PLC(c)	98,296	175,624
600	TELEDYNE TECHNOLOGIES, INC.(b)	226,008	351,624
5,300	TERADYNE, INC.	138,023	729,492
27,783	TEXAS INSTRUMENTS, INC.	936,448	5,104,570
7,049	TRIMBLE, INC.(b)	94,849	575,551
2,896	TWILIO, INC., CLASS A(b)	287,823	289,861
700	TYLER TECHNOLOGIES, INC.(b)	300,961	366,212
6,152	UBIQUITI, INC.	2,189,649	4,063,888
5,131	VERISIGN, INC.	1,288,332	1,434,474
5,245	WESTERN DIGITAL CORP.	69,838	629,715
2,600	WORKDAY, INC., CLASS A(b)	620,132	625,898
700	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	142,504	208,012
42,515	ZOOM COMMUNICATIONS, INC.(b)	2,565,924	3,507,487
		143,619,070	472,681,861	33.39%
Materials:
3,194	AIR PRODUCTS AND CHEMICALS, INC.	566,091	871,068
8,289	ALBEMARLE CORP.	402,966	672,072
60,917	AMCOR PLC(c)	422,468	498,301
4,465	AVERY DENNISON CORP.	425,188	724,089
4,600	BALL CORP.	248,396	231,932
2,010	CF INDUSTRIES HOLDINGS, INC.	170,621	180,297
9,862	CORTEVA, INC.	302,878	666,967
10,902	DOW, INC.	251,856	249,983
7,362	DUPONT DE NEMOURS, INC.	218,512	573,500
3,100	EASTMAN CHEMICAL CO.	231,644	195,455

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont'd):
3,991	ECOLAB, INC.	$236,070	1,092,975
23,600	FREEPORT-MCMORAN, INC.	465,657	925,592
3,521	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	229,674	216,682
8,131	INTERNATIONAL PAPER CO.	404,807	377,278
7,365	LINDE PLC	1,933,406	3,498,375
8,076	LYONDELLBASELL INDUSTRIES N.V., CLASS A	378,314	396,047
1,100	MARTIN MARIETTA MATERIALS, INC.	253,615	693,308
31,866	MOSAIC (THE) CO.	995,343	1,105,113
67,182	NEWMONT CORP.	4,044,146	5,664,115
1,000	NUCOR CORP.	114,108	135,430
1,300	PACKAGING CORP. OF AMERICA	173,604	283,309
5,172	PPG INDUSTRIES, INC.	123,888	543,629
3,200	SHERWIN-WILLIAMS (THE) CO.	1,140,349	1,108,032
8,000	SMURFIT WESTROCK PLC(c)	330,952	340,560
5,400	STEEL DYNAMICS, INC.	576,936	752,922
2,100	VULCAN MATERIALS CO.	63,441	646,002
		14,704,930	22,643,033	1.60%
Real Estate:
2,500	ALEXANDRIA REAL ESTATE EQUITIES, INC.	133,420	208,350
7,350	AMERICAN TOWER CORP.	1,018,007	1,413,552
1,934	AVALONBAY COMMUNITIES, INC.	225,956	373,591
3,288	BXP, INC.	160,585	244,430
1,500	CAMDEN PROPERTY TRUST	88,106	160,170
3,700	CBRE GROUP, INC., CLASS A(b)	481,875	582,972
6,500	COSTAR GROUP, INC.(b)	499,553	548,405
15,300	CROWN CASTLE, INC.	1,084,823	1,476,297
4,957	DIGITAL REALTY TRUST, INC.	650,238	856,966
1,416	EQUINIX, INC.	512,288	1,109,068
5,416	EQUITY RESIDENTIAL	174,162	350,578
675	ESSEX PROPERTY TRUST, INC.	73,174	180,670
3,300	EXTRA SPACE STORAGE, INC.	353,898	465,102
1,000	FEDERAL REALTY INVESTMENT TRUST	55,911	101,310
70	GAMING AND LEISURE PROPERTIES, INC.	2,757	3,263
7,000	HEALTHPEAK PROPERTIES, INC.	62,377	134,050
10,022	HOST HOTELS & RESORTS, INC.	68,301	170,574
7,700	INVITATION HOMES, INC.	228,811	225,841
4,541	IRON MOUNTAIN, INC.	323,701	462,909
6,872	KIMCO REALTY CORP.	64,575	150,153
1,800	MID-AMERICA APARTMENT COMMUNITIES, INC.	132,698	251,514
14,318	PROLOGIS, INC.	593,996	1,639,697
1,735	PUBLIC STORAGE	227,274	501,155
13,602	REALTY INCOME CORP.	630,697	826,865
3,900	REGENCY CENTERS CORP.	85,345	284,310
2,100	SBA COMMUNICATIONS CORP.	214,169	406,035
7,934	SIMON PROPERTY GROUP, INC.	704,821	1,488,974
33	SUN COMMUNITIES, INC.	3,118	4,257
4,100	UDR, INC.	63,318	152,766
100	VENTAS, INC.	3,992	6,999
13,565	VICI PROPERTIES, INC.	321,057	442,355
7,600	WELLTOWER, INC.	581,131	1,353,864
10,216	WEYERHAEUSER CO.	197,853	253,255
		10,021,987	16,830,297	1.19%
Utilities:
11,900	AES (THE) CORP.	132,426	156,604
2,000	ALLIANT ENERGY CORP.	24,835	134,820
2,100	AMEREN CORP.	89,374	219,198
8,400	AMERICAN ELECTRIC POWER CO., INC.	680,906	945,000
3,100	AMERICAN WATER WORKS CO., INC.	377,421	431,489
2,300	ATMOS ENERGY CORP.	340,884	392,725
6,000	CENTERPOINT ENERGY, INC.	71,768	232,800
10,200	CMS ENERGY CORP.	115,866	747,252
5,575	CONSOLIDATED EDISON, INC.	381,601	560,399
5,200	CONSTELLATION ENERGY CORP.	542,360	1,711,164
15,573	DOMINION ENERGY, INC.	557,765	952,600
8,900	DTE ENERGY CO.	709,034	1,258,727
7,451	DUKE ENERGY CORP.	257,148	922,061
4,325	EDISON INTERNATIONAL	135,088	239,086

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont'd):
5,728	ENTERGY CORP.	$233,541	533,792
6,621	EVERGY, INC.	326,781	503,328
4,961	EVERSOURCE ENERGY	125,492	352,926
14,800	EXELON CORP.	524,799	666,148
8,000	FIRSTENERGY CORP.	234,641	366,560
12,676	NATIONAL FUEL GAS CO.	999,456	1,170,882
35,354	NEXTERA ENERGY, INC.	1,375,909	2,668,874
7,100	NISOURCE, INC.	49,003	307,430
21,700	NRG ENERGY, INC.	1,897,450	3,514,315
30,000	PG&E CORP.	398,208	452,400
13,100	PINNACLE WEST CAPITAL CORP.	782,497	1,174,546
9,600	PPL CORP.	221,808	356,736
7,700	PUBLIC SERVICE ENTERPRISE GROUP, INC.	568,583	642,642
11,100	SEMPRA	494,416	998,778
19,600	SOUTHERN (THE) CO.	1,100,845	1,857,492
5,300	VISTRA CORP.	610,747	1,038,376
2,200	WEC ENERGY GROUP, INC.	155,370	252,098
5,800	XCEL ENERGY, INC.	423,782	467,770
		14,939,804	26,229,018	1.85%
	Sub-total Common Stocks:	607,840,153	1,409,809,123	99.58%
Escrows:
Communication Services:
1,360	GCI LIBERTY, INC., CLASS A(b)(e)	-	-
		-	-	0.00%
	Sub-total Escrows:	-	-	0.00%
Rights:
Health Care:
300	ABIOMED, INC. (CONTINGENT VALUE RIGHTS)(b)(e)	-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Short-Term Investments:
6,751,690	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 4.03%(f)	6,751,690	6,751,690
	Sub-total Short-Term Investments:	6,751,690	6,751,690	0.48%
	Grand total	$614,591,843	1,416,560,813	100.06%

Notes to Schedule of Investments:
(a)
Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.
(c)
Foreign security values are stated in U.S. dollars. As of September 30, 2025, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 1.99% of net assets.

(d)	Security is an American Depositary Receipt of companies based outside of the United States representing less than 0.01% of net assets as of September 30, 2025.
(e)	Security has been deemed worthless and is a Level 3 investment.
(f)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2024, the value of the Clearwater Core Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $6,445,998 with net purchases of $305,692 during the nine months ended September 30, 2025.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2025 (unaudited)
Fair value is an estimate of the price the Clearwater Core Equity Fund ("Core Equity Fund") would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Core Equity Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
• Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
• Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
• Level 3 – Valuations based on unobservable inputs, which may include the Clearwater Management Co., Inc.'s (the “Adviser”) own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees (the "Board") of Clearwater Investment Trust has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Core Equity Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Core Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2025.
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,409,809,123	$—	$—	$1,409,809,123
Escrows	—	—	—*	—
Rights	—	—	—*	—
Short-Term Investments	6,751,690	—	—	6,751,690
Total	$1,416,560,813	$—	$—	$1,416,560,813

* Security has been deemed worthless and is a Level 3 investment.
For the Core Equity Fund, the investment value is comprised of equity securities, escrows, rights and short-term investments (money market funds). See the Core Equity Fund’s Schedule of Investments for industry classification.  Investments in equity securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in rights generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above. Investments in money market funds are valued at their net asset value.
There were no significant Level 3 valuations at September 30, 2025

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2025 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
2,500	ANGI, INC.(b)	$41,717	40,650
300	CABLE ONE, INC.	45,003	53,115
59,487	CARGURUS, INC.(b)	2,061,215	2,214,701
3,100	CARS.COM, INC.(b)	40,692	37,882
1,700	CINEMARK HOLDINGS, INC.	41,459	47,634
6,000	DOUBLEVERIFY HOLDINGS, INC.(b)	80,915	71,880
19,843	EVENTBRITE, INC., CLASS A(b)	143,620	50,004
47,583	EVERQUOTE, INC., CLASS A(b)	925,372	1,088,223
5,700	GOGO, INC.(b)	39,649	48,963
3,600	IAC, INC.(b)	132,150	122,652
3,717	IBOTTA, INC., CLASS A(b)	142,437	103,519
13,463	IDT CORP., CLASS B	720,193	704,250
2,722	JOHN WILEY & SONS, INC., CLASS A	109,685	110,159
43,200	LUMEN TECHNOLOGIES, INC.(b)	132,845	264,384
1,018	MADISON SQUARE GARDEN SPORTS CORP.(b)	198,374	231,086
23,982	MEDIAALPHA, INC., CLASS A(b)	282,501	272,915
159,051	NEXXEN INTERNATIONAL LTD.(b)(c)(d)	1,369,798	1,471,222
43,661	PLAYTIKA HOLDING CORP.(c)	176,301	169,841
706	QUINSTREET, INC.(b)	7,793	10,922
2,536	SHENANDOAH TELECOMMUNICATIONS CO.	29,664	34,033
62,726	SHUTTERSTOCK, INC.	2,047,828	1,307,837
88,699	TECHTARGET, INC.(b)	1,026,414	515,341
2,194	TEGNA, INC.	37,972	44,604
4,200	TELEPHONE AND DATA SYSTEMS, INC.	144,674	164,808
14,292	TRIPADVISOR, INC.(b)	228,151	232,388
4,521	UNITI GROUP, INC.(b)	34,224	27,669
16,012	YELP, INC.(b)	529,284	499,574
48,148	ZIFF DAVIS, INC.(b)	1,751,587	1,834,439
62,011	ZIPRECRUITER, INC., CLASS A(b)	329,575	261,686
		12,851,092	12,036,381	2.63%
Consumer Discretionary:
2,046	ACADEMY SPORTS & OUTDOORS, INC.	82,840	102,341
1,946	ACUSHNET HOLDINGS CORP.	125,001	152,742
133,589	ADIENT PLC(b)	3,184,848	3,216,823
1,204	ADTALEM GLOBAL EDUCATION, INC.(b)	126,220	185,958
73,638	ADVANCE AUTO PARTS, INC.	3,800,538	4,521,373
7,500	AMERICAN EAGLE OUTFITTERS, INC.	67,923	128,325
21,858	AMERICAN PUBLIC EDUCATION, INC.(b)	571,981	862,735
95,481	ARHAUS, INC.(b)	923,171	1,014,963
901	ASBURY AUTOMOTIVE GROUP, INC.(b)	179,720	220,249
769	BATH & BODY WORKS, INC.	22,124	19,809
1,112	BOOT BARN HOLDINGS, INC.(b)	148,502	184,281
10,800	BORGWARNER, INC.	313,475	474,768
2,038	BRINKER INTERNATIONAL, INC.(b)	319,112	258,174
1,400	BUCKLE (THE), INC.	52,890	82,124
115,393	CENTURY CASINOS, INC.(b)	1,075,050	301,176
2,648	CENTURY COMMUNITIES, INC.	132,790	167,804
26,433	CHAMPION HOMES, INC.(b)	1,647,153	2,018,688
1,580	CHEESECAKE FACTORY (THE), INC.	83,494	86,331
121,953	COURSERA, INC.(b)	937,886	1,428,070
700	CRACKER BARREL OLD COUNTRY STORE, INC.	43,792	30,842
5,633	DANA, INC.	70,615	112,885
11,275	DENNY'S CORP.(b)	181,459	58,968
408	DICK'S SPORTING GOODS, INC.	90,723	90,666
1,216	DORMAN PRODUCTS, INC.(b)	134,927	189,550
93,714	DREAM FINDERS HOMES, INC., CLASS A(b)	1,966,470	2,429,067
494	ETHAN ALLEN INTERIORS, INC.	12,299	14,553
4,679	ETSY, INC.(b)	232,947	310,639
3,310	FRONTDOOR, INC.(b)	134,010	222,730
72,463	GENESCO, INC.(b)	1,975,649	2,100,702
65,878	GILDAN ACTIVEWEAR, INC.(c)	1,617,697	3,807,748
1,600	GOLDEN ENTERTAINMENT, INC.	40,461	37,728
2,340	GREEN BRICK PARTNERS, INC.(b)	138,667	172,832
200	GROUP 1 AUTOMOTIVE, INC.	85,492	87,502
29,458	GROUPON, INC.(b)	874,328	687,844
3,600	GUESS?, INC.(c)	40,127	60,156

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
2,512	HANESBRANDS, INC.(b)	$11,836	16,554
25,870	HASBRO, INC.	1,202,875	1,962,240
57,931	HAVERTY FURNITURE COS., INC.	1,381,394	1,270,427
29,560	HELEN OF TROY LTD.(b)	1,769,836	744,912
307,813	HOLLEY, INC.(b)	904,314	966,533
47,911	HOOKER FURNISHINGS CORP.	1,123,840	486,297
1,588	INSTALLED BUILDING PRODUCTS, INC.	233,340	391,696
2,390	KOHL'S CORP.	16,814	36,734
2,251	KONTOOR BRANDS, INC.	140,591	179,562
157,311	LATHAM GROUP, INC.(b)	1,018,395	1,197,137
1,609	LA-Z-BOY, INC.	53,344	55,221
1,488	LCI INDUSTRIES	118,023	138,607
4,900	LEGGETT & PLATT, INC.	40,504	43,512
14,738	LGI HOMES, INC.(b)	771,621	762,102
57,082	LINCOLN EDUCATIONAL SERVICES CORP.(b)	1,023,077	1,341,427
30,557	LUCKY STRIKE ENTERTAINMENT CORP.(d)	304,022	312,904
1,700	M/I HOMES, INC.(b)	198,341	245,548
128,924	MALIBU BOATS, INC., CLASS A(b)	5,562,183	4,183,584
575	MARINEMAX, INC.(b)	13,007	14,565
10,300	MISTER CAR WASH, INC.(b)	60,929	54,899
19,745	MONARCH CASINO & RESORT, INC.	1,661,846	2,089,811
3,200	NATIONAL VISION HOLDINGS, INC.(b)	73,461	93,408
177,684	NEWELL BRANDS, INC.	1,611,712	931,064
900	PAPA JOHN'S INTERNATIONAL, INC.	40,824	43,335
9,114	PATRICK INDUSTRIES, INC.	554,767	942,661
137,157	PELOTON INTERACTIVE, INC., CLASS A(b)	1,148,741	1,234,413
12,427	PENN ENTERTAINMENT, INC.(b)	188,336	239,344
1,044	PHINIA, INC.	46,985	60,009
1,320	PURSUIT ATTRACTIONS AND HOSPITALITY, INC.(b)	39,638	47,758
18,521	PVH CORP.	923,940	1,551,504
2,838	REVOLVE GROUP, INC.(b)	67,168	60,449
21,117	RUSH STREET INTERACTIVE, INC.(b)	256,054	432,476
166,576	SAMSONITE GROUP S.A. ADR(e)	1,763,112	1,794,856
2,694	SHAKE SHACK, INC., CLASS A(b)	250,523	252,185
40,168	SHOE CARNIVAL, INC.	957,453	835,093
1,626	SIGNET JEWELERS LTD.	99,042	155,966
6,635	SLEEP NUMBER CORP.(b)	577,901	46,578
2,269	SONIC AUTOMOTIVE, INC., CLASS A	136,429	172,648
27,281	SONOS, INC.(b)	367,741	431,040
2,000	STEVEN MADDEN LTD.	49,355	66,960
1,600	STRATEGIC EDUCATION, INC.	102,398	137,616
7,235	STRIDE, INC.(b)	944,546	1,077,581
1,391	STURM RUGER & CO., INC.	49,613	60,467
33,872	SUPER GROUP SGHC LTD.	252,093	447,110
93,637	THREDUP, INC., CLASS A(b)	673,139	884,870
9,153	TOPGOLF CALLAWAY BRANDS CORP.(b)	62,573	86,954
4,600	TRI POINTE HOMES, INC.(b)	135,728	156,262
4,166	UPBOUND GROUP, INC.	94,585	98,443
18,008	URBAN OUTFITTERS, INC.(b)	697,027	1,286,311
64,890	VALVOLINE, INC.(b)	2,390,786	2,330,200
1,900	VICTORIA'S SECRET & CO.(b)	39,896	51,566
53,863	WINNEBAGO INDUSTRIES, INC.	2,572,936	1,801,179
1	WOLVERINE WORLD WIDE, INC.	8	27
1,541	XPEL, INC.(b)	42,236	50,961
		56,255,259	60,196,712	13.15%
Consumer Staples:
1,802	ANDERSONS (THE), INC.	56,600	71,738
9,400	B&G FOODS, INC.	38,404	41,642
5,535	CAL-MAINE FOODS, INC.	405,262	520,844
1,100	CENTRAL GARDEN & PET CO.(b)	39,908	35,915
2,442	CENTRAL GARDEN & PET CO., CLASS A(b)	77,593	72,112
29,704	CHEFS' WAREHOUSE (THE), INC.(b)	1,186,055	1,732,634
2,800	ENERGIZER HOLDINGS, INC.	63,943	69,692
113,630	FLOWERS FOODS, INC.	2,747,775	1,482,872
400	FRESH DEL MONTE PRODUCE, INC.	10,912	13,888
13,094	INGREDION, INC.	1,271,355	1,598,908
900	INTERPARFUMS, INC.	68,995	88,542

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont'd):
1,600	J & J SNACK FOODS CORP.	$183,466	153,744
167,692	MAMAMANCINI'S HOLDINGS, INC.(b)	776,567	1,762,443
1,800	NATIONAL BEVERAGE CORP.(b)	71,312	66,456
6,784	NATURE'S SUNSHINE PRODUCTS, INC.(b)	79,725	105,288
1,300	PRICESMART, INC.	76,855	157,547
59,329	SPECTRUM BRANDS HOLDINGS, INC.	3,847,146	3,116,552
721	TOOTSIE ROLL INDUSTRIES, INC.	19,677	30,224
2,100	TREEHOUSE FOODS, INC.(b)	40,273	42,441
16,529	UNIVERSAL CORP.	837,657	923,475
40,103	USANA HEALTH SCIENCES, INC.(b)	3,141,755	1,104,838
24,763	VITA COCO (THE) CO., INC.(b)	687,616	1,051,685
24,509	VITAL FARMS, INC.(b)	756,134	1,008,545
420	WD-40 CO.	87,234	82,992
		16,572,219	15,335,017	3.35%
Energy:
2,731	ARCHROCK, INC.	64,941	71,853
156,140	ATLAS ENERGY SOLUTIONS, INC.	2,778,278	1,775,312
5,155	CACTUS, INC., CLASS A	201,440	203,468
1,826	CALIFORNIA RESOURCES CORP.	64,581	97,107
362	CHEVRON CORP.	35,198	56,215
1,592	CORE NATURAL RESOURCES, INC.	101,100	132,900
7,985	CRESCENT ENERGY CO., CLASS A	67,917	71,226
1,500	CVR ENERGY, INC.(b)	40,512	54,720
99,021	DMC GLOBAL, INC.(b)	3,326,938	836,727
1,393	FLOWCO HOLDINGS, INC., CLASS A	21,404	20,686
9,580	HELIX ENERGY SOLUTIONS GROUP, INC.(b)	56,826	62,845
2,587	HELMERICH & PAYNE, INC.	39,711	57,147
2,600	INNOVEX INTERNATIONAL, INC.(b)	40,630	48,204
545	INTERNATIONAL SEAWAYS, INC.	18,736	25,114
5,000	LIBERTY ENERGY, INC.	58,880	61,700
9,923	MAGNOLIA OIL & GAS CORP., CLASS A	226,330	236,862
4,200	NORTHERN OIL & GAS, INC.	104,270	104,160
120,278	NOV, INC.	1,502,707	1,593,683
4,502	OCEANEERING INTERNATIONAL, INC.(b)	74,741	111,559
59,531	PAR PACIFIC HOLDINGS, INC.(b)	1,952,109	2,108,588
14,800	PATTERSON-UTI ENERGY, INC.	83,107	76,664
6,100	PEABODY ENERGY CORP.	78,542	161,772
6,297	SM ENERGY CO.	145,938	157,236
1,200	TIDEWATER, INC.(b)	49,462	63,996
2,619	VITAL ENERGY, INC.(b)	40,194	44,235
15,400	WEATHERFORD INTERNATIONAL PLC	1,054,063	1,053,822
8,100	WORLD KINECT CORP.	190,480	210,195
		12,419,035	9,497,996	2.07%
Financials:
5,616	ADAMAS TRUST, INC.	34,684	39,144
53,013	AMERICAN INTEGRITY INSURANCE GROUP, INC.(b)	889,115	1,182,720
1,200	AMERIS BANCORP	72,947	87,972
3,300	AMERISAFE, INC.	145,585	144,672
5,354	APOLLO COMMERCIAL REAL ESTATE FINANCE, INC.	47,380	54,236
4,700	ARMOUR RESIDENTIAL REIT, INC.	75,758	70,218
2,900	ARTISAN PARTNERS ASSET MANAGEMENT, INC., CLASS A	92,935	125,860
81,678	ASSOCIATED BANC-CORP	1,403,277	2,099,941
714	ASSURED GUARANTY LTD.	60,973	60,440
10,077	AXOS FINANCIAL, INC.(b)	474,815	853,018
12,902	BANC OF CALIFORNIA, INC.	153,060	213,528
2,200	BANCFIRST CORP.	219,431	278,190
800	BANCORP (THE), INC.(b)	42,880	59,912
3,900	BANK OF HAWAII CORP.	184,962	255,996
800	BANNER CORP.	52,624	52,400
8,000	BEACON FINANCIAL CORP.	167,165	189,680
18,800	BGC GROUP, INC., CLASS A	175,020	177,848
7,977	BLACKSTONE MORTGAGE TRUST, INC., CLASS A	147,697	146,857
25,332	BOWHEAD SPECIALTY HOLDINGS, INC.(b)	430,644	684,977
30,813	BREAD FINANCIAL HOLDINGS, INC.	1,166,133	1,718,441
172,400	BURFORD CAPITAL LTD.	2,367,927	2,061,904
10,464	CAPITOL FEDERAL FINANCIAL, INC.	48,712	66,446
1,620	CATHAY GENERAL BANCORP	75,116	77,776

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
600	CITY HOLDING CO.	$53,184	74,322
48,838	CNO FINANCIAL GROUP, INC.	851,177	1,931,543
1,200	COHEN & STEERS, INC.	93,515	78,732
211,119	COLUMBIA BANKING SYSTEM, INC.	5,114,119	5,434,203
47,015	COMMERCE BANCSHARES, INC.	2,046,537	2,809,616
600	COMMUNITY FINANCIAL SYSTEM, INC.	25,494	35,184
12,000	CVB FINANCIAL CORP.	199,210	226,920
4,816	DAVE, INC.(b)	494,528	960,070
31,606	DONNELLEY FINANCIAL SOLUTIONS, INC.(b)	1,563,713	1,625,497
6,800	EAGLE BANCORP, INC.	116,183	137,496
13,400	ELLINGTON FINANCIAL, INC.	148,649	173,932
4,900	ENCORE CAPITAL GROUP, INC.(b)	168,981	204,526
923	ENOVA INTERNATIONAL, INC.(b)	88,317	106,228
14,022	ESQUIRE FINANCIAL HOLDINGS, INC.	457,918	1,431,015
36,293	ESSENT GROUP LTD.	1,459,161	2,306,783
2,936	EVERTEC, INC.	90,899	99,178
103,775	EZCORP, INC., CLASS A(b)	891,209	1,975,876
9,635	FEDERAL AGRICULTURAL MORTGAGE CORP., CLASS C	1,262,413	1,618,487
80,514	FINWISE BANCORP(b)	1,249,335	1,561,167
2,096	FIRST BANCORP	87,400	110,857
7,878	FIRST BANCORP (NEW YORK EXCHANGE)	158,756	173,710
8,600	FIRST HAWAIIAN, INC.	159,089	213,538
3,326	FIRST WESTERN FINANCIAL, INC.(b)	67,266	76,581
2,200	FRANKLIN BSP REALTY TRUST, INC.	24,406	23,892
7,168	GENWORTH FINANCIAL, INC.(b)	43,957	63,795
51,354	GLACIER BANCORP, INC.	1,850,118	2,499,399
13,900	GLOBE LIFE, INC.	1,182,092	1,987,283
1,458	GOOSEHEAD INSURANCE, INC., CLASS A	132,110	108,504
514	HCI GROUP, INC.	61,880	98,652
2,800	HILLTOP HOLDINGS, INC.	76,388	93,576
4,200	HOPE BANCORP, INC.	38,242	45,234
1,951	HORACE MANN EDUCATORS CORP.	69,639	88,127
909	HUNTINGTON BANCSHARES, INC.	9,494	15,698
3,906	JACKSON FINANCIAL, INC., CLASS A	323,204	395,404
52,362	JDC GROUP A.G.(b)(c)	1,195,017	1,844,268
2,700	KKR REAL ESTATE FINANCE TRUST, INC.	23,910	24,300
3,400	LAKELAND FINANCIAL CORP.	190,694	218,280
8,540	LENDINGTREE, INC.(b)	413,120	552,794
7,545	LINCOLN NATIONAL CORP.	190,718	304,290
892	MERCURY GENERAL CORP.	48,685	75,624
3,400	MOELIS & CO., CLASS A	172,895	242,488
1,725	MR COOPER GROUP, INC.	262,690	363,613
2,667	NCR ATLEOS CORP.(b)	70,128	104,840
5,500	NMI HOLDINGS, INC.(b)	161,183	210,870
7,700	NORTHWEST BANCSHARES, INC.	78,507	95,403
253	OFG BANCORP	5,987	11,003
107,507	OLD NATIONAL BANCORP	1,568,018	2,359,779
313,147	OPEN LENDING CORP.(b)	503,747	660,740
73,857	P10, INC., CLASS A	906,702	803,564
400	PARK NATIONAL CORP.	63,194	65,012
500	PATHWARD FINANCIAL, INC.	38,325	37,005
20,100	PAYONEER GLOBAL, INC.(b)	89,953	121,605
3,200	PENNYMAC MORTGAGE INVESTMENT TRUST	39,092	39,232
64,818	PERELLA WEINBERG PARTNERS	857,782	1,381,920
893	PIPER SANDLER COS.	203,063	309,862
501	PJT PARTNERS, INC., CLASS A	77,185	89,043
7,628	PRIORITY TECHNOLOGY HOLDINGS, INC.(b)	66,543	52,404
1,700	PROASSURANCE CORP.(b)	40,763	40,783
3,500	PROG HOLDINGS, INC.	88,326	113,260
5,790	RADIAN GROUP, INC.	154,838	209,714
8,900	REDWOOD TRUST, INC.	48,449	51,531
2,096	REGIONAL MANAGEMENT CORP.	64,310	81,660
1,500	RENASANT CORP.	52,663	55,335
1,000	SAFETY INSURANCE GROUP, INC.	72,350	70,690
3,235	SEACOAST BANKING CORP. OF FLORIDA	68,991	98,441
2,200	SERVISFIRST BANCSHARES, INC.	111,050	177,166
10,210	SIMMONS FIRST NATIONAL CORP., CLASS A	192,849	195,726

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
2,847	SIRIUSPOINT LTD.(b)(c)	$40,048	51,502
24,438	SKYWARD SPECIALTY INSURANCE GROUP, INC.(b)	760,907	1,162,271
2,500	SOUTHSIDE BANCSHARES, INC.	69,393	70,625
2,391	SOUTHSTATE BANK CORP.	150,567	236,398
1,914	STEPSTONE GROUP, INC., CLASS A	108,171	125,003
29,130	STEWART INFORMATION SERVICES CORP.	1,369,549	2,135,812
1,777	STONEX GROUP, INC.(b)	153,263	179,335
68,327	SUNRISE REALTY TRUST, INC.	739,106	709,918
18,502	THIRD COAST BANCSHARES, INC.(b)	464,079	702,521
544	TRIUMPH FINANCIAL, INC.(b)	32,537	27,222
2,081	TRUPANION, INC.(b)	66,742	90,066
11,400	UNITED COMMUNITY BANKS, INC.	276,626	357,390
12,338	UNIVERSAL INSURANCE HOLDINGS, INC.	290,422	324,489
38,838	UNIVEST FINANCIAL CORP.	713,192	1,165,917
29,963	VICTORY CAPITAL HOLDINGS, INC., CLASS A	1,764,434	1,940,404
4,237	VIRTU FINANCIAL, INC., CLASS A	160,048	150,414
400	VIRTUS INVESTMENT PARTNERS, INC.	67,812	76,012
3,444	WAFD, INC.	103,136	104,319
678	WALKER & DUNLOP, INC.	57,223	56,694
46,009	WEBSTER FINANCIAL CORP.	1,994,582	2,734,775
1,484	WHITE MOUNTAINS INSURANCE GROUP LTD.	2,676,917	2,480,536
2,840	WISDOMTREE, INC.	13,871	39,476
100	WORLD ACCEPTANCE CORP.(b)	10,682	16,914
94,987	WSFS FINANCIAL CORP.	4,365,489	5,122,649
		53,757,946	70,610,108	15.42%
Health Care:
36,496	ACADIA PHARMACEUTICALS, INC.(b)	904,853	778,825
4,300	ADAPTHEALTH CORP.(b)	40,790	38,485
8,906	ADDUS HOMECARE CORP.(b)	744,377	1,050,819
12,296	ADMA BIOLOGICS, INC.(b)	201,182	180,259
137,679	ALECTOR, INC.(b)	321,821	407,530
88,774	ALKERMES PLC(b)(c)	2,623,939	2,663,220
141,344	AMICUS THERAPEUTICS, INC.(b)	868,650	1,113,791
2,100	AMN HEALTHCARE SERVICES, INC.(b)	39,222	40,656
207,980	AMNEAL PHARMACEUTICALS, INC.(b)	1,779,726	2,081,880
1,200	ANI PHARMACEUTICALS, INC.(b)	69,383	109,920
840,315	AOTI, INC.(b)	989,628	480,309
2,951	ARCUS BIOSCIENCES, INC.(b)	26,402	40,134
6,264	ARROWHEAD PHARMACEUTICALS, INC.(b)	84,088	216,045
54,355	ARVINAS, INC.(b)	425,372	463,105
21,389	ATRICURE, INC.(b)	821,962	753,962
38,374	AVEANNA HEALTHCARE HOLDINGS, INC.(b)	308,652	340,377
90,715	AXOGEN, INC.(b)	1,222,829	1,618,356
3,300	AZENTA, INC.(b)	97,022	94,776
292,992	BIOCRYST PHARMACEUTICALS, INC.(b)	2,264,050	2,223,809
1,249	BIOLIFE SOLUTIONS, INC.(b)	27,265	31,862
53,115	BIOTE CORP., CLASS A(b)	250,103	159,345
5,193	CATALYST PHARMACEUTICALS, INC.(b)	76,506	102,302
9,620	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	1,336,794	1,505,145
1,400	COLLEGIUM PHARMACEUTICAL, INC.(b)	44,308	48,986
39,200	COMMUNITY HEALTH SYSTEMS, INC.(b)	106,597	125,832
3,087	CONCENTRA GROUP HOLDINGS PARENT, INC.	40,420	64,611
36,120	CONMED CORP.	2,637,261	1,698,724
3,735	CORCEPT THERAPEUTICS, INC.(b)	268,111	310,416
20,764	CRYOPORT, INC.(b)	158,500	196,843
35,400	CYTEK BIOSCIENCES, INC.(b)	88,328	122,838
104,410	DENTSPLY SIRONA, INC.	2,987,801	1,324,963
4,879	DYNAVAX TECHNOLOGIES CORP.(b)	52,520	48,448
3,600	EMBECTA CORP.	38,003	50,796
168	ENSIGN GROUP (THE), INC.	13,918	29,025
91,886	ENVISTA HOLDINGS CORP.(b)	1,731,001	1,871,718
37,022	ESTABLISHMENT LABS HOLDINGS, INC.(b)(c)(d)	1,345,464	1,517,532
69,704	EVOLUS, INC.(b)	626,561	427,983
8,600	FORTREA HOLDINGS, INC.(b)	49,928	72,412
3,808	FULGENT GENETICS, INC.(b)	63,882	86,061
5,896	GENEDX HOLDINGS CORP.(b)	709,717	635,235
3,207	GLAUKOS CORP.(b)	303,226	261,531

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
1,688	HARMONY BIOSCIENCES HOLDINGS, INC.(b)	$53,122	46,521
44,851	HARROW HEALTH, INC.(b)	801,185	2,160,921
18,138	HEALTHSTREAM, INC.	507,402	512,217
1,683	ICU MEDICAL, INC.(b)	149,647	201,893
42,193	INDIVIOR PLC(b)(c)	971,636	1,017,273
2,551	INNOVIVA, INC.(b)	46,446	46,556
19,570	INTEGER HOLDINGS CORP.(b)	1,664,644	2,022,168
55,977	IOVANCE BIOTHERAPEUTICS, INC.(b)	530,438	121,470
112,134	IRONWOOD PHARMACEUTICALS, INC.(b)	458,101	146,895
121,723	JOURNEY MEDICAL CORP.(b)	676,195	866,668
34,222	KINIKSA PHARMACEUTICALS INTERNATIONAL PLC(b)	488,044	1,328,840
1,700	KRYSTAL BIOTECH, INC.(b)	257,304	300,101
18,987	LEMAITRE VASCULAR, INC.	990,238	1,661,552
15,029	LIGAND PHARMACEUTICALS, INC.(b)	1,379,511	2,662,237
3,012	MERIT MEDICAL SYSTEMS, INC.(b)	176,915	250,689
9,446	MIRUM PHARMACEUTICALS, INC.(b)	220,748	692,486
16,400	MYRIAD GENETICS, INC.(b)	71,099	118,572
526	NATIONAL HEALTHCARE CORP.	50,961	63,914
6,400	NEOGENOMICS, INC.(b)	41,125	49,408
47,615	NOVOCURE LTD.(b)(c)	662,324	615,186
5,286	OMNIAB, INC.(b)(f)	-	-
5,286	OMNIAB, INC. (EARNOUT SHARES)(b)(f)	-	-
133,867	OMNIAB, INC. (NASDAQ GLOBAL MARKET EXCHANGE)(b)	821,006	214,187
1,900	OMNICELL, INC.(b)	55,817	57,855
73,397	OPTIMIZERX CORP.(b)	1,092,365	1,504,638
76,980	ORGANOGENESIS HOLDINGS, INC.(b)	218,527	324,856
11,524	ORGANON & CO.	104,696	123,076
12,415	PACIRA BIOSCIENCES, INC.(b)	443,539	319,935
3,200	PEDIATRIX MEDICAL GROUP, INC.(b)	40,789	53,600
81,340	PERRIGO CO. PLC(c)	2,721,338	1,811,442
34,317	PHIBRO ANIMAL HEALTH CORP., CLASS A	847,218	1,388,466
62,435	PHREESIA, INC.(b)	1,472,507	1,468,471
19,488	PLIANT THERAPEUTICS, INC.(b)	261,970	28,842
2,021	PREMIER, INC., CLASS A	40,415	56,184
3,744	PRESTIGE CONSUMER HEALTHCARE, INC.(b)	269,358	233,626
44,892	PROGYNY, INC.(b)	959,012	966,076
2,500	PROTAGONIST THERAPEUTICS, INC.(b)	102,664	166,075
22,014	PROTHENA CORP. PLC(b)(c)	179,798	214,857
20,193	PTC THERAPEUTICS, INC.(b)	791,779	1,239,244
34,800	QUIDELORTHO CORP.(b)	991,807	1,024,860
3,167	RADNET, INC.(b)	159,796	241,357
32,723	RIGEL PHARMACEUTICALS, INC.(b)	908,528	927,043
11,160	ROCKET PHARMACEUTICALS, INC.(b)	220,290	36,382
6,844	SCHOLAR ROCK HOLDING CORP.(b)	210,283	254,871
3,743	SCHRODINGER, INC.(b)	72,264	75,085
13,673	SCPHARMACEUTICALS, INC.(b)(d)	42,057	77,526
3,749	SELECT MEDICAL HOLDINGS CORP.	46,056	48,137
15,811	SIGHT SCIENCES, INC.(b)	58,868	54,390
2,298	STAAR SURGICAL CO.(b)	41,105	61,747
34,769	SUPERNUS PHARMACEUTICALS, INC.(b)	1,197,310	1,661,610
68,218	TANDEM DIABETES CARE, INC.(b)	1,061,336	828,166
77,707	TAYSHA GENE THERAPIES, INC.(b)	245,977	254,102
6,871	TELADOC HEALTH, INC.(b)	52,389	53,113
31,333	TELEFLEX, INC.	3,773,196	3,833,906
1,649	TRANSMEDICS GROUP, INC.(b)	114,587	185,018
11,306	TRAVERE THERAPEUTICS, INC.(b)	338,628	270,213
332	U.S. PHYSICAL THERAPY, INC.	25,780	28,203
5,692	UFP TECHNOLOGIES, INC.(b)	1,108,104	1,136,123
34,825	UROGEN PHARMA LTD.(b)(d)	580,064	694,759
8,256	UTAH MEDICAL PRODUCTS, INC.	936,764	519,880
353,925	VAREX IMAGING CORP.(b)	5,463,642	4,388,670
1,893	VERICEL CORP.(b)	55,162	59,573
1,171	VERONA PHARMA PLC ADR(b)(c)(e)	16,180	124,957
8,700	VIR BIOTECHNOLOGY, INC.(b)	38,676	49,677
57,324	VIRIDIAN THERAPEUTICS, INC.(b)	1,041,467	1,237,052
5,100	XENCOR, INC.(b)	39,045	59,823
		66,249,406	68,632,106	14.99%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials:
500	AAR CORP.(b)	$18,655	44,835
51,747	ABM INDUSTRIES, INC.	2,571,994	2,386,572
2,650	ACUREN CORP.(b)	27,428	35,272
42,880	ADENTRA, INC.(c)	986,714	1,085,480
207,526	AEBI SCHMIDT HOLDING A.G.(c)	2,259,684	2,587,849
575	AEROVIRONMENT, INC.(b)	85,652	181,062
42,334	AIR LEASE CORP.	1,288,691	2,694,559
552	ALAMO GROUP, INC.	93,160	105,377
1,367	ALBANY INTERNATIONAL CORP., CLASS A	89,509	72,861
7,002	AMENTUM HOLDINGS, INC.(b)	157,339	167,698
70,303	AMERICAN WOODMARK CORP.(b)	5,052,835	4,693,428
1,300	APOGEE ENTERPRISES, INC.	54,774	56,641
10,467	ARCBEST CORP.	760,016	731,329
1,800	ARCOSA, INC.	108,698	168,678
8,424	ARGAN, INC.	1,286,134	2,274,901
12,694	ARMSTRONG WORLD INDUSTRIES, INC.	1,437,633	2,488,151
1,134	ASTEC INDUSTRIES, INC.	38,748	54,579
7,185	ASTRONICS CORP.(b)	252,073	327,708
57,457	ASURE SOFTWARE, INC.(b)	482,003	471,147
248	AZZ, INC.	21,591	27,064
7,087	BLOOM ENERGY CORP., CLASS A(b)	246,073	599,348
1,177	BOISE CASCADE CO.	67,222	91,006
2,600	BRADY CORP., CLASS A	111,195	202,878
154,070	BRIGHTVIEW HOLDINGS, INC.(b)	1,974,555	2,064,538
183	CARPENTER TECHNOLOGY CORP.	29,203	44,934
22,458	CIMPRESS PLC(b)(c)	1,629,408	1,415,752
43,892	CONCENTRIX CORP.	2,484,112	2,025,616
5,652	CORECIVIC, INC.(b)	102,633	115,018
7,879	CRA INTERNATIONAL, INC.	784,651	1,643,008
28,750	CSG SYSTEMS INTERNATIONAL, INC.	1,371,121	1,850,925
2,100	DELUXE CORP.	32,418	40,656
5,300	DNOW, INC.(b)	79,797	80,825
91,594	DOUGLAS DYNAMICS, INC.	2,192,015	2,863,228
17,452	DXP ENTERPRISES, INC.(b)	1,627,402	2,078,010
970	DYCOM INDUSTRIES, INC.(b)	141,964	283,007
66,900	ENERPAC TOOL GROUP CORP.	1,719,138	2,742,900
610	ENPRO, INC.	52,433	137,860
17,083	ESAB CORP.	1,112,782	1,908,854
333	ESCO TECHNOLOGIES, INC.	52,941	70,300
1,200	EVERUS CONSTRUCTION GROUP, INC.(b)	45,620	102,900
952	FEDERAL SIGNAL CORP.	86,395	113,278
37,095	FIVERR INTERNATIONAL LTD.(b)(c)	835,263	905,489
32,299	FRANKLIN COVEY CO.(b)	1,463,338	626,924
1,600	FRANKLIN ELECTRIC CO., INC.	145,965	152,320
11,206	GATES INDUSTRIAL CORP. PLC(b)	128,304	278,133
1,400	GIBRALTAR INDUSTRIES, INC.(b)	56,403	87,920
1,347	GLOBAL INDUSTRIAL CO.	47,476	49,395
16,955	GORMAN-RUPP (THE) CO.	485,251	786,882
15,073	GRAHAM CORP.(b)	249,801	827,508
12,532	GRANITE CONSTRUCTION, INC.	590,557	1,374,134
1,189	GRIFFON CORP.	73,824	90,542
7,300	HAYWARD HOLDINGS, INC.(b)	103,701	110,376
6,000	HEALTHCARE SERVICES GROUP, INC.(b)	64,838	100,980
1,600	HEIDRICK & STRUGGLES INTERNATIONAL, INC.	65,619	79,632
7,500	HERTZ GLOBAL HOLDINGS, INC.(b)	39,343	51,000
1,900	HILLENBRAND, INC.	41,587	51,376
26,670	HNI CORP.	1,207,365	1,249,490
3,946	HUB GROUP, INC., CLASS A	129,965	135,900
20,316	ICF INTERNATIONAL, INC.	1,979,035	1,885,325
244,220	JANUS INTERNATIONAL GROUP, INC.(b)	2,904,052	2,410,451
1,848	JBT MAREL CORP.	176,786	259,552
34,680	JETBLUE AIRWAYS CORP.(b)	136,818	170,626
400	KADANT, INC.	126,432	119,032
26,088	KARAT PACKAGING, INC.	513,699	657,678
2,443	KENNAMETAL, INC.	48,120	51,132
32,986	KORN FERRY	1,615,341	2,308,360
256	KRATOS DEFENSE & SECURITY SOLUTIONS, INC.(b)	8,337	23,391

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
141,982	LEGALZOOM.COM, INC.(b)	$1,169,495	1,473,773
17,460	LIMBACH HOLDINGS, INC.(b)	1,058,015	1,695,715
564	LINDSAY CORP.	72,235	79,276
84,136	LIQUIDITY SERVICES, INC.(b)	1,830,099	2,307,850
148,050	MASTERBRAND, INC.(b)	1,493,411	1,949,819
1,360	MATSON, INC.	88,996	134,082
741	MERCURY SYSTEMS, INC.(b)	30,270	57,353
14,759	MILDEF GROUP AB(c)	318,168	318,558
881	MOOG, INC., CLASS A	150,352	182,957
193,471	MRC GLOBAL, INC.(b)	1,733,496	2,789,852
13,834	MSA SAFETY, INC.	2,415,912	2,380,416
1,092	MUELLER INDUSTRIES, INC.	78,416	110,412
7,119	MYR GROUP, INC.(b)	1,182,584	1,480,966
127,754	NPK INTERNATIONAL, INC.(b)	861,710	1,444,898
5,359	OPENLANE, INC.(b)	77,544	154,232
9,436	OPTEX SYSTEMS HOLDINGS, INC.(b)	115,356	121,630
137,442	ORION GROUP HOLDINGS, INC.(b)	1,142,909	1,143,517
8,928	PITNEY BOWES, INC.	78,795	101,868
14,608	PLANET LABS PBC(b)	90,513	189,612
400	POWELL INDUSTRIES, INC.	65,846	121,924
1,000	PROTO LABS, INC.(b)	37,760	50,030
647	QUANEX BUILDING PRODUCTS CORP.	12,287	9,200
94,143	RESIDEO TECHNOLOGIES, INC.(b)	1,604,665	4,065,095
70	RESOLUTE HOLDINGS MANAGEMENT, INC.(b)(d)	2,667	5,051
18,869	REV GROUP, INC.	1,165,421	1,069,306
61,457	ROBERT HALF INTERNATIONAL, INC.	2,725,560	2,088,309
16,085	RUSH ENTERPRISES, INC., CLASS A	294,011	860,065
13,871	RXO, INC.(b)	198,970	213,336
13,307	SENSATA TECHNOLOGIES HOLDING PLC	402,571	406,529
3,740	SIMPSON MANUFACTURING CO., INC.	618,283	626,300
1,571	SKYWEST, INC.(b)	139,989	158,074
1,791	SPX TECHNOLOGIES, INC.(b)	239,112	334,523
9,415	STANDEX INTERNATIONAL CORP.	1,417,943	1,995,039
36,890	STEELCASE, INC., CLASS A	404,125	634,508
690	STERLING INFRASTRUCTURE, INC.(b)	100,746	234,379
5,771	SUNRUN, INC.(b)	40,314	99,781
39,937	TAT TECHNOLOGIES LTD.(b)(c)	1,036,893	1,758,426
22,720	TECNOGLASS, INC.	997,113	1,520,195
646	TENNANT CO.	45,805	52,365
3,736	TEREX CORP.	118,136	191,657
27,730	TIMKEN (THE) CO.	2,004,095	2,084,741
8,322	TITAN INTERNATIONAL, INC.(b)	57,606	62,914
16,507	TRINET GROUP, INC.	1,157,344	1,104,153
4,436	TRINITY INDUSTRIES, INC.	104,142	124,385
112,956	TRUEBLUE, INC.(b)	1,635,350	692,420
108,931	UPWORK, INC.(b)	1,612,521	2,022,849
3,397	VERRA MOBILITY CORP.(b)	79,355	83,906
8,700	VESTIS CORP.	40,156	39,411
10,753	VICOR CORP.(b)	440,614	534,639
7,198	VSE CORP.	566,510	1,196,596
4,568	WATTS WATER TECHNOLOGIES, INC., CLASS A	1,152,660	1,275,751
1,400	WERNER ENTERPRISES, INC.	39,828	36,848
17,080	WILLDAN GROUP, INC.(b)	915,922	1,651,465
1,874	WORTHINGTON ENTERPRISES, INC.	75,908	103,988
2,325	ZURN ELKAY WATER SOLUTIONS CORP.	81,810	109,345
		81,873,943	101,707,869	22.21%
Information Technology:
13,600	A10 NETWORKS, INC.	166,129	246,840
1,751	ACI WORLDWIDE, INC.(b)	79,733	92,400
833	ADEIA, INC.	10,296	13,994
1,342	ADVANCED ENERGY INDUSTRIES, INC.	101,891	228,328
34,295	AEHR TEST SYSTEMS(b)(d)	415,873	1,032,622
612	AGILYSYS, INC.(b)	32,323	64,413
19,726	ALARM.COM HOLDINGS, INC.(b)	1,071,504	1,047,056
26,059	AMBARELLA, INC.(b)	1,432,096	2,150,389
20,044	AMPLITUDE, INC., CLASS A(b)	232,255	214,872
56,396	APPIAN CORP., CLASS A(b)	1,713,391	1,724,026

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
280,617	ARLO TECHNOLOGIES, INC.(b)	$2,718,516	4,756,458
8,200	ARROW ELECTRONICS, INC.(b)	784,074	992,200
109,257	ASANA, INC., CLASS A(b)	1,807,338	1,459,674
77,270	AUDIOEYE, INC.(b)	1,157,556	1,070,962
71,122	AVEPOINT, INC.(b)	792,673	1,067,541
43,048	AVNET, INC.	1,686,451	2,250,549
3,673	AXCELIS TECHNOLOGIES, INC.(b)	179,633	358,632
91,662	BACKBLAZE, INC., CLASS A(b)	630,701	850,623
228	BADGER METER, INC.	37,150	40,716
14,100	BEL FUSE, INC., CLASS B	1,078,047	1,988,382
1,600	BENCHMARK ELECTRONICS, INC.	58,365	61,680
215,691	BLACKLINE SAFETY CORP.(b)(c)	1,033,538	1,132,932
34,150	BOX, INC., CLASS A(b)	1,117,069	1,102,020
8,459	BRAZE, INC., CLASS A(b)	258,016	240,574
40,501	CALIX, INC.(b)	1,432,271	2,485,546
10,250	CAMTEK LTD.(b)(c)(d)	731,380	1,076,762
41,061	CEVA, INC.(b)	1,392,687	1,084,421
13,600	CLEANSPARK, INC.(b)	109,009	197,200
4,000	CLEAR SECURE, INC., CLASS A	97,465	133,520
14,218	CLIMB GLOBAL SOLUTIONS, INC.	977,272	1,917,155
36,239	CODA OCTOPUS GROUP, INC.(b)	292,609	290,818
7,385	COMMERCE.COM, INC.(b)	38,987	36,851
10,356	COMMVAULT SYSTEMS, INC.(b)	1,552,271	1,955,006
32,007	COMPOSECURE, INC., CLASS A(b)(d)	253,375	666,386
10,794	CONSENSUS CLOUD SOLUTIONS, INC.(b)	460,618	317,020
17,986	CREDO TECHNOLOGY GROUP HOLDING LTD.(b)	1,363,442	2,618,941
32,982	CTS CORP.	1,543,572	1,317,301
67,578	DIGI INTERNATIONAL, INC.(b)	2,072,349	2,463,894
2,100	DIGITALOCEAN HOLDINGS, INC.(b)	60,453	71,736
4,893	DIODES, INC.(b)	187,089	260,357
63,290	DOMO, INC., CLASS B(b)	960,544	1,002,514
4,600	DXC TECHNOLOGY CO.(b)	64,842	62,698
700	EPLUS, INC.	44,072	49,707
77,156	EXTREME NETWORKS, INC.(b)	1,401,729	1,593,271
17,213	FRESHWORKS, INC., CLASS A(b)	244,600	202,597
90,869	GRID DYNAMICS HOLDINGS, INC.(b)	886,571	700,600
4,900	HARMONIC, INC.(b)	44,963	49,882
28,276	I3 VERTICALS, INC., CLASS A(b)	753,197	917,839
2,400	ICHOR HOLDINGS LTD.(b)	39,161	42,048
300	IMPINJ, INC.(b)	34,467	54,225
1,683	INSIGHT ENTERPRISES, INC.(b)	141,925	190,869
21,633	INTAPP, INC.(b)	1,202,271	884,790
2,033	INTERDIGITAL, INC.	455,491	701,853
1,984	ITRON, INC.(b)	163,295	247,127
50,504	ITURAN LOCATION AND CONTROL LTD.(c)	1,375,566	1,804,003
135,552	KALTURA, INC.(b)	273,511	195,195
12,600	KNOWLES CORP.(b)	199,526	293,706
1,306	KULICKE & SOFFA INDUSTRIES, INC.(c)	41,804	53,076
34,383	LIVERAMP HOLDINGS, INC.(b)	917,996	933,155
14,376	MARA HOLDINGS, INC.(b)	199,973	262,506
45,379	MAXLINEAR, INC.(b)	692,814	729,694
23,590	MKS, INC.	2,023,645	2,919,734
4,800	NETSCOUT SYSTEMS, INC.(b)	96,844	123,984
6,369	NLIGHT, INC.(b)	190,376	188,713
27,974	ONESPAN, INC.	420,873	444,507
76,566	OOMA, INC.(b)	956,447	918,026
30,130	OPEN TEXT CORP.(c)	742,116	1,126,259
406	OSI SYSTEMS, INC.(b)	80,016	101,191
11,491	PAGAYA TECHNOLOGIES LTD., CLASS A(b)	361,027	341,168
36,463	PAGERDUTY, INC.(b)	594,573	602,369
23,136	PDF SOLUTIONS, INC.(b)	575,638	597,372
8,468	PENGUIN SOLUTIONS, INC.(b)	144,083	222,539
3,800	PHOTRONICS, INC.(b)	67,240	87,210
10,701	PLEXUS CORP.(b)	1,540,361	1,548,328
18,710	PORCH GROUP, INC.(b)	84,936	313,954
137,438	POWERFLEET, INC. NJ(b)	626,466	720,175
35,092	PROGRESS SOFTWARE CORP.(b)	1,565,175	1,541,592

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
62,474	PROS HOLDINGS, INC.(b)	$1,076,800	1,431,279
2,100	QORVO, INC.(b)	159,426	191,268
9,245	QUALYS, INC.(b)	1,206,130	1,223,391
43,844	RADWARE LTD.(b)(c)	1,478,011	1,161,428
700	RALLIANT CORP.	29,659	30,611
20,310	RAMBUS, INC.(b)	1,621,211	2,116,302
30,701	RAPID7, INC.(b)	954,428	575,644
46,681	RED VIOLET, INC.	985,191	2,439,082
90,405	REPOSITRAK, INC.	498,039	1,339,802
10,556	RIMINI STREET, INC.(b)	18,531	49,402
925	ROGERS CORP.(b)	52,781	74,426
5,500	SANDISK CORP.(b)	227,512	617,100
2,389	SANMINA CORP.(b)	140,631	274,998
46,414	SCANSOURCE, INC.(b)	1,582,693	2,041,752
2,700	SEMTECH CORP.(b)	99,945	192,915
6,015	SILICON LABORATORIES, INC.(b)	817,746	788,747
1,585	SITIME CORP.(b)	236,099	477,576
104,140	SOUNDTHINKING, INC.(b)	1,804,764	1,255,928
42,171	SPROUT SOCIAL, INC., CLASS A(b)	593,477	544,849
2,543	SPS COMMERCE, INC.(b)	296,897	264,828
3,051	TTM TECHNOLOGIES, INC.(b)	61,161	175,738
1,967	ULTRA CLEAN HOLDINGS, INC.(b)	43,623	53,601
117,159	UPLAND SOFTWARE, INC.(b)	485,624	277,667
66,947	VEECO INSTRUMENTS, INC.(b)	1,531,670	2,037,197
1,500	VIASAT, INC.(b)	41,038	43,950
5,000	VIAVI SOLUTIONS, INC.(b)	54,030	63,450
160,710	WEAVE COMMUNICATIONS, INC.(b)	1,412,536	1,073,543
8,661	WORKIVA, INC.(b)	568,475	745,539
9,686	XEROX HOLDINGS CORP.	40,347	36,419
		69,486,076	85,447,705	18.66%
Materials:
616	ALPHA METALLURGICAL RESOURCES, INC.(b)	73,956	101,079
189,137	ASPEN AEROGELS, INC.(b)	1,307,887	1,316,394
473	BALCHEM CORP.	70,996	70,978
16,600	CHEMOURS (THE) CO.	166,254	262,944
2,381	COMPASS MINERALS INTERNATIONAL, INC.(b)	24,540	45,715
7,200	ELEMENT SOLUTIONS, INC.	160,574	181,224
46,957	H.B. FULLER CO.	2,716,974	2,783,611
300	HAWKINS, INC.	40,206	54,816
101,629	HUNTSMAN CORP.	2,002,792	912,628
16,666	INGEVITY CORP.(b)	765,396	919,797
1,441	INNOSPEC, INC.	126,809	111,188
749	KAISER ALUMINUM CORP.	52,600	57,793
58,095	KOPPERS HOLDINGS, INC.	1,737,001	1,626,660
635	MATERION CORP.	50,387	76,714
1,700	MINERALS TECHNOLOGIES, INC.	86,510	105,604
4,900	MP MATERIALS CORP.(b)	304,325	328,643
7,440	MYERS INDUSTRIES, INC.	123,513	126,034
8,200	NOVAGOLD RESOURCES, INC.(b)(c)	58,656	72,473
7,800	O-I GLASS, INC.(b)	82,958	101,166
69,250	OLIN CORP.	1,974,122	1,730,558
177,840	ORION S.A.	2,370,219	1,348,027
300	QUAKER CHEMICAL CORP.	36,531	39,525
6,000	SEALED AIR CORP.	183,969	212,100
1,105	SENSIENT TECHNOLOGIES CORP.	92,391	103,704
6,249	SMITH-MIDLAND CORP.(b)	140,575	230,588
7,900	SUNCOKE ENERGY, INC.	48,142	64,464
3,892	SYLVAMO CORP.	175,437	172,104
63,782	TRIMAS CORP.	1,708,328	2,464,536
1,864	WARRIOR MET COAL, INC.	54,108	118,625
		16,736,156	15,739,692	3.44%
Real Estate:
3,900	ACADIA REALTY TRUST	49,022	78,585
8,500	ALEXANDER & BALDWIN, INC.	140,128	154,615
1,100	AMERICAN ASSETS TRUST, INC.	21,918	22,352
3,400	APPLE HOSPITALITY REIT, INC.	40,108	40,834
8,838	CARETRUST REIT, INC.	178,960	306,502

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont'd):
3,100	CENTERSPACE	$161,585	182,590
3,480	CURBLINE PROPERTIES CORP.	76,430	77,604
23,200	CUSHMAN & WAKEFIELD PLC(b)	195,001	369,344
128,426	DIAMONDROCK HOSPITALITY CO.	1,065,635	1,022,271
6,600	DOUGLAS EMMETT, INC.	84,960	102,762
5,310	EASTERLY GOVERNMENT PROPERTIES, INC.	108,794	121,758
11,600	ELME COMMUNITIES	149,056	195,576
12,200	ESSENTIAL PROPERTIES REALTY TRUST, INC.	268,652	363,072
5,200	EXP WORLD HOLDINGS, INC.	39,915	55,432
10,300	FOUR CORNERS PROPERTY TRUST, INC.	233,120	251,320
1,600	GLOBAL NET LEASE, INC.	10,708	13,008
4,600	HIGHWOODS PROPERTIES, INC.	82,287	146,372
6,212	KENNEDY-WILSON HOLDINGS, INC.	39,917	51,684
4,416	KIMCO REALTY CORP.	52,954	96,490
8,400	LXP INDUSTRIAL TRUST	68,826	75,264
10,849	MACERICH (THE) CO.	159,086	197,452
27,028	MARCUS & MILLICHAP, INC.	884,741	793,272
26,000	MEDICAL PROPERTIES TRUST, INC.	114,265	131,820
1,630	MILLROSE PROPERTIES, INC.	40,828	54,784
500	NEXPOINT RESIDENTIAL TRUST, INC.	14,919	16,110
878	OUTFRONT MEDIA, INC.	11,208	16,085
555	REGENCY CENTERS CORP.	24,356	40,459
27,070	RYMAN HOSPITALITY PROPERTIES, INC.	2,893,129	2,425,201
3,000	SL GREEN REALTY CORP.	158,142	179,430
2,730	ST. JOE (THE) CO.	101,450	135,080
2,495	STRAWBERRY FIELDS REIT, INC.	29,673	30,689
8,770	SUNSTONE HOTEL INVESTORS, INC.	70,735	82,175
4,600	TANGER, INC.	134,806	155,664
1,205	TERRENO REALTY CORP.	68,178	68,384
500	UNIVERSAL HEALTH REALTY INCOME TRUST	19,146	19,585
4,600	URBAN EDGE PROPERTIES	60,501	94,162
2,343	WHITESTONE REIT	20,418	28,772
		7,873,557	8,196,559	1.79%
Utilities:
1,504	AMERICAN STATES WATER CO.	110,286	110,273
7,500	AVISTA CORP.	243,389	283,575
2,444	CHESAPEAKE UTILITIES CORP.	221,453	329,182
1,600	CLEARWAY ENERGY, INC., CLASS A	38,013	43,088
3,905	CLEARWAY ENERGY, INC., CLASS C	98,728	110,316
637	H2O AMERICA	32,309	31,022
9,328	MDU RESOURCES GROUP, INC.	154,082	166,132
2,800	MIDDLESEX WATER CO.	144,219	151,536
1,600	OTTER TAIL CORP.	122,102	131,152
700	UNITIL CORP.	35,042	33,502
		1,199,623	1,389,778	0.30%
	Sub-total Common Stocks:	395,274,312	448,789,923	98.01%
Escrows:
Communication Services:
39,067	GCI LIBERTY, INC., CLASS A(b)(f)	-	-
		-	-	0.00%
	Sub-total Escrows:	-	-	0.00%
Rights:
Health Care:
35,134	POSEIDA THERAPEUTICS, INC. (CONTINGENT VALUE RIGHTS)(b)(f)	-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Short-Term Investments:
5,824,989	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(g)	5,824,989	5,824,989
11,721,864	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 4.03%(h)	11,721,864	11,721,864
	Sub-total Short-Term Investments:	17,546,853	17,546,853	3.83%
	Grand total	$412,821,165	466,336,776	101.84%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2025 (unaudited)
Notes to Schedule of Investments:
(a)
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.
(c)
Foreign security values are stated in U.S. dollars. As of September 30, 2025, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 6.52% of net assets.

(d)	Security is either wholly or partially on loan.
(e)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.42% of net assets as of September 30, 2025.
(f)	Security has been deemed worthless and is a Level 3 investment.
(g)	Investment relates to cash collateral received from portfolio securities loaned.
(h)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2024, the value of the Clearwater Select Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $10,692,389
with net purchases of $1,029,475 during the nine months ended September 30, 2025.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2025 (unaudited)
Fair value is an estimate of the price the Clearwater Select Equity Fund ("Select Equity Fund") would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Select Equity Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
• Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
• Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
• Level 3 – Valuations based on unobservable inputs, which may include the Clearwater Management Co., Inc.'s (the “Adviser”) own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees (the "Board") of Clearwater Investment Trust has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Select Equity Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Select Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2025.
	Level 1	Level 2	Level 3	Total
Common Stocks	$448,789,923	$—	$—	$448,789,923
Escrows	—	—	—*	—
Rights	—	—	—*	—
Short-Term Investments	17,546,853	—	—	17,546,853
Total	$466,336,776	$—	$—	$466,336,776

* Security has been deemed worthless and is a Level 3 investment.
For the Select Equity Fund, the investment value is comprised of equity securities, escrows, rights and short-term investments (money market funds). See the Select Equity Fund’s Schedule of Investments for industry classification. Investments in equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in money market funds are valued at their net asset value.
There were no significant Level 3 valuations at September 30, 2025.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
93,623	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$834,481	896,908
14,751	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			194,467	161,524
33,420	BLACKROCK MUNICIPAL INCOME TRUST II			355,096	349,239
28,000	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND INC			304,762	303,800
88,691	BLACKROCK MUNIHOLDINGS FUND INC			1,347,963	1,042,119
27,182	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND INC			366,332	315,040
86,554	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			1,068,031	870,733
65,556	BLACKROCK MUNIVEST FUND II INC			704,966	696,860
25,000	BLACKROCK MUNIYIELD FUND INC			261,770	264,000
85,295	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,061,172	962,128
48,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			675,864	553,719
80,784	BLACKROCK MUNIYIELD QUALITY FUND II INC			937,063	810,264
96,091	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,251,634	1,064,688
71,728	BNY MELLON STRATEGIC MUNICIPAL BOND FUND INC			465,625	424,630
186,271	DWS MUNICIPAL INCOME TRUST			2,047,865	1,708,105
167,452	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,820,424	1,468,554
176,905	INVESCO MUNICIPAL OPPORTUNITY TRUST			2,071,844	1,710,671
147,637	INVESCO MUNICIPAL TRUST			1,687,175	1,424,697
7,540	INVESCO PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST			71,202	77,888
190,374	INVESCO QUALITY MUNICIPAL INCOME TRUST			2,288,455	1,875,184
115,073	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			1,327,640	1,164,539
77,577	INVESCO VALUE MUNICIPAL INCOME TRUST			1,108,943	973,591
117,942	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			1,492,441	1,449,507
76,922	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			917,030	876,142
71,998	NUVEEN NEW JERSEY QUALITY MUNICIPAL INCOME FUND			1,096,678	893,495
91,466	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			1,276,759	1,097,592
112,991	NUVEEN QUALITY MUNICIPAL INCOME FUND			1,519,994	1,320,865
	Sub-total Closed-End Funds:			28,555,676	24,756,482	3.02%
Municipal Bonds:
Alabama
40,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2054	4.70	40,000	39,415
1,500,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2054	4.80	1,500,000	1,511,857
3,000,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2055	4.88	3,000,000	3,026,431
2,500,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2055	5.18	2,500,000	2,570,176
480,000	BALDWIN CNTY AL INDL DEV AUTH SOL WST DISP REVENUE(b)(c)	6/1/2032	4.63	480,000	481,012
1,000,000	BALDWIN CNTY AL INDL DEV AUTH SOL WST DISP REVENUE(b)(d)	6/1/2032	5.00	1,000,000	1,022,767
1,000,000	BLACK BELT ENERGY GAS DIST AL GAS PROJECT REVENUE(e)	9/1/2032	5.25	1,050,176	1,090,413
290,000	BLACK BELT ENERGY GAS DIST AL GAS PROJECT REVENUE(f)(ao)	8/1/2035	5.00	312,365	317,609
1,860,000	BLACK BELT ENERGY GAS DIST AL GAS PROJECT REVENUE	10/1/2035	5.00	1,931,149	1,942,447
400,000	MOBILE CNTY AL LTD OBLG(b)	11/1/2045	4.00	400,000	350,355
1,495,000	S E ALABAMA ST GAS SPLY DIST GAS SPLY REVENUE(g)	4/1/2032	5.00	1,515,794	1,619,566
1,000,000	SOUTHEAST ENERGY AUTH COOPERATIVE DIST AL ENERGY SUPPLY REVE(h)	6/1/2035	5.00	1,033,245	1,055,751
1,700,000	SOUTHEAST ENERGY AUTH COOPERATIVE DIST AL ENERGY SUPPLY REVE	11/1/2035	5.00	1,761,318	1,791,855
1,000,000	SOUTHEAST ENERGY AUTHORITY A COOPERATIVE(ab)	2/1/2031	5.00	1,022,448	1,079,934
750,000	TUSCALOOSA CNTY AL INDL DEV AUTH GULF OPPORTUNITY ZONE(b)	5/1/2044	5.25	710,300	747,114
				18,256,795	18,646,702	2.28%
Alaska
1,000,000	ALASKA ST RAILROAD CORP CRUISE PORT REVENUE	10/1/2040	5.50	1,041,306	1,081,346
				1,041,306	1,081,346	0.13%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Arizona
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)(i)(j)	7/1/2030	6.75	$1,239,818	38,250
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)(i)(j)	7/1/2050	7.75	1,237,783	38,250
400,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)(i)(j)	7/1/2051	6.00	400,000	12,240
1,000,000	ARIZONA ST INDL DEV AUTH MF HSG REVENUE(k)	1/1/2027	5.00	1,014,195	1,020,890
1,000,000	AZ INDL DEV AUTH SF MTGE REVENUE	10/1/2050	5.10	1,000,000	1,023,055
2,000,000	MARICOPA CNTY & PHOENIX AZ INDL DEV AUTHORITIES MTGE REVENUE	9/1/2055	4.70	2,000,000	1,989,086
500,000	NAVAJO NATION AZ(b)	12/1/2030	5.50	500,763	501,329
650,000	PIMA CNTY AZ INDL DEV AUTH SENIOR LIVING REVENUE(b)	11/15/2035	6.25	650,000	702,073
750,000	SIERRA VISTA AZ INDL DEV AUTH AUTH ED FAC REV(b)	6/15/2044	6.00	750,000	762,472
500,000	TEMPE AZ	1/1/2029	5.00	500,000	500,769
500,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2037	6.00	500,823	375,248
				9,793,382	6,963,662	0.85%
Arkansas
1,000,000	ARKANSAS ST DEV FIN AUTH INDL DEV REVENUE(b)	9/1/2049	4.50	895,380	957,700
1,500,000	BENTONVILLE AR SALES & USE TAX	11/1/2045	4.00	1,493,769	1,514,984
570,000	BENTONVILLE AR SALES & USE TAX	11/1/2046	4.13	566,399	569,185
				2,955,548	3,041,869	0.37%
California
2,350,000	ACALANES CA UNION HIGH SCH DIST	8/1/2039	6.55	2,347,803	2,625,308
1,000,000	ALVORD CA UNIF SCH DIST (Step to 7.35% on 8/1/26)(l)	8/1/2046	0.00	944,686	1,184,263
1,000,000	CALIFORNIA CMNTY CHOICE FING AUTH CLEAN ENERGY PROJ REVENUE(m)	10/1/2032	5.00	1,023,821	1,078,040
600,000	CALIFORNIA CMNTY CHOICE FING AUTH CLEAN ENERGY PROJ REVENUE(n)	10/1/2033	5.00	646,690	643,992
885,000	CALIFORNIA SCH FIN AUTH SCH FAC REVENUE(b)	7/1/2033	5.00	918,798	928,596
500,000	CALIFORNIA ST ENTERPRISE DEV AUTH REVENUE	8/1/2040	3.50	454,397	466,829
500,000	CALIFORNIA ST ENTERPRISE DEV AUTH REVENUE	8/1/2040	4.00	481,526	496,790
2,000,000	CALIFORNIA ST MUNI FIN AUTH MF HSG REVENUE(o)	12/1/2044	5.00	2,000,000	2,092,558
500,000	CALIFORNIA ST MUNI FIN AUTH MOBILE HOME PARK REVENUE	8/15/2053	5.25	515,892	514,716
250,000	CALIFORNIA ST MUNI FIN AUTH REVENUE(b)	11/1/2040	5.13	250,000	255,750
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,482,438	1,545,496
500,000	CALIFORNIA ST SCH FIN AUTH CHRT SCH REVENUE(b)	4/15/2035	6.00	500,000	518,685
500,000	CALIFORNIA ST SCH FIN AUTH CHRT SCH REVENUE(b)	4/15/2045	6.75	497,315	501,825
230,000	CALIFORNIA ST STWD CMNTYS DEV AUTH STWD REVENUE	9/2/2033	4.75	228,499	234,756
1,000,000	CARLSBAD CA UNIF SCH DIST	8/1/2031	6.13	993,762	1,163,462
1,000,000	CENTRL CA UNIF SCH DIST	8/1/2043	5.00	1,012,126	1,014,892
1,000,000	COLTON CA JT UNIF SCH DIST	8/1/2035	5.80	998,757	1,031,223
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,101,343	1,193,200
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	745,680	752,296
1,000,000	ENCINITAS CA UNION SCH DIST	8/1/2035	6.75	997,710	1,246,600
1,155,000	ENTERPRISE CA ELEM SCH DIST	8/1/2035	6.20	1,151,954	1,370,815
1,000,000	HELENDALE CA SCH DIST	8/1/2034	6.25	996,705	1,123,850
500,000	LOS ANGELES CA DEPT OF ARPTS ARPT REVENUE	5/15/2041	4.00	464,170	476,757
500,000	LOS ANGELES CA DEPT OF ARPTS ARPT REVENUE	5/15/2042	5.25	524,221	536,238
500,000	LOS ANGELES CA DEPT OF ARPTS ARPT REVENUE	5/15/2044	5.25	518,710	530,513

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
California (Cont'd):
1,000,000	LOS ANGELES CA DEPT OF ARPTS ARPT REVENUE	5/15/2047	5.25	$1,028,904	1,028,849
1,000,000	LOS ANGELES CA DEPT OF WTR & PWR REVENUE	7/1/2033	5.00	1,066,002	1,140,200
500,000	LOS ANGELES CA DEPT OF WTR & PWR REVENUE	7/1/2035	5.00	542,975	574,003
325,000	LOS ANGELES CA DEPT OF WTR & PWR REVENUE	7/1/2037	5.00	334,799	345,988
500,000	LOS ANGELES CA DEPT OF WTR & PWR REVENUE	7/1/2046	5.25	523,079	534,057
750,000	MANTECA CA FING AUTH SWR REVENUE	12/1/2036	5.75	755,540	755,280
2,000,000	OAK PARK CA UNIF SCH DIST	8/1/2038	7.10	1,995,870	2,421,493
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	994,196	1,032,900
750,000	RIVER ISLANDS CA PUBLIC FING AUTH SPL TAX	9/1/2052	5.25	798,938	779,599
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (Floating, 3M CME Term SOFR + 0.57%)(f)	6/1/2039	3.54	350,000	318,072
920,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE(aa)	10/15/2025	5.30	920,122	920,030
1,000,000	SAN DIEGO CNTY CA REGL ARPT AUTH AIRPORT REVENUE	7/1/2038	5.25	1,022,275	1,095,946
1,000,000	SAN FRANCISCO CALIF CITY & CNTY ARPTS COMMN INTL ARPT REV	5/1/2033	5.00	1,021,492	1,109,359
1,000,000	SAN FRANCISCO CALIF CITY &CNTY ARPTS COMMN INTL ARPT REV	5/1/2041	5.00	1,003,698	1,001,982
1,000,000	SAN JOSE CA FING AUTH LEASE REVENUE	6/1/2039	5.00	1,000,000	1,002,737
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	500,000	501,345
1,000,000	STHRN CALIFORNIA ST PUBLIC PWR AUTH STHRN TRANSMISSION SYSTE(p)	7/1/2029	5.00	1,050,111	1,060,955
1,865,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	1,863,472	1,876,988
1,000,000	TRACY CA JT UNIF SCH DIST (Step to 7.30% on 8/1/27)(l)	8/1/2041	0.00	967,199	1,069,434
				39,535,675	42,096,667	5.15%
Colorado
1,396,000	COLLIERS HILL MET DIST #2 CO(q)	12/15/2047	5.75	1,396,000	1,346,690
1,040,000	COLORADO EDUCTNL & CULTURAL AUTH REVENUE(b)	7/1/2043	6.00	1,040,000	936,599
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	996,539	1,001,166
500,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2030	3.50	500,000	476,074
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	992,698	729,663
735,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2049	5.00	767,825	534,578
1,020,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2058	5.00	1,036,022	699,911
1,250,000	COLORADO ST HSG & FIN AUTH	5/1/2040	5.15	1,250,000	1,278,011
1,160,000	COLORADO ST HSG & FIN AUTH	11/1/2052	6.00	1,211,726	1,236,556
1,500,000	DENVER CO CITY & CNTY MF HSG REVENUE	2/1/2039	2.05	1,500,000	1,114,860
870,000	DENVER CO CONVENTION CENTER HOTEL AUTH REVENUE	12/1/2030	5.00	879,418	884,487
1,000,000	E-470 CO PUBLIC HIGHWAY AUTH (Floating, U.S. SOFR + 0.75%)(f)	9/1/2026	3.59	1,000,000	997,870
1,000,000	GREEN VALLEY RANCH EAST MET DIST #6 CO	12/1/2050	5.88	1,000,000	1,010,191
1,000,000	LEDGE ROCK CENTER RSDL MET DIST #1 CO	12/1/2054	6.38	1,000,000	993,744
2,000,000	LEGATO CMNTY AUTH CO LTD TAX SUPPORTED REVENUE (Step to 5.00% on 12/1/26)(l)	12/1/2051	0.00	1,931,005	1,554,463
1,000,000	MINERAL BUSINESS IMP DIST CO LIMTED TAX & SPL REVENUE(b)	12/1/2054	5.75	1,000,000	996,840
184,432	MOUNT CARBON CO MET DIST REVENUE(i)	6/1/2043	8.00	-	184,507

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Colorado (Cont'd):
1,000,000	PINNACLE FARMS MET DIST #1 CO(b)	12/1/2055	6.50	$1,000,000	1,016,581
1,312,392	REUNION MET DIST CO SPL REVENUE	12/1/2044	3.63	1,268,269	944,121
1,000,000	RUDOLPH FARMS MET DIST #6 CO REVENUE SUPPORTED	6/1/2052	6.50	1,000,000	946,132
1,000,000	ST VRAIN LAKES MET DIST #4 (Step to 6.75% on 12/1/30)(b)(l)	9/20/2054	0.00	709,774	691,851
1,000,000	VERVE MET DIST #1 CO (Step to 7.00% on 12/1/29)(l)	12/1/2054	0.00	750,853	723,384
1,000,000	WEEMS NEIGHBORHOOD MET DIST CO	12/1/2055	5.88	1,000,000	1,015,594
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,046,449	1,016,835
				24,276,578	22,330,708	2.73%
Connecticut
1,000,000	CONNECTICUT ST HGR EDU SUPPLEMENT LOAN AUTH REVENUE(ad)	5/14/2026	5.00	1,005,271	1,006,816
2,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2045	3.85	2,000,000	1,800,851
583,408	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	578,793	145,852
1,750,000	STAMFORD CT HSG AUTH	10/1/2055	6.50	1,774,387	1,770,347
1,000,000	STEEL POINT INFRASTRUCTURE IMPT DIST CT SPL OBLIG REVENUE(b)	4/1/2052	6.00	988,138	1,055,563
				6,346,589	5,779,429	0.71%
Delaware
1,480,000	DELAWARE ST HSG AUTH REVENUE	7/1/2054	4.50	1,480,000	1,458,447
1,475,000	DELAWARE ST HSG AUTH REVENUE	7/1/2054	4.75	1,475,000	1,478,330
975,000	DELAWARE ST HSG AUTH REVENUE	1/1/2055	5.75	1,047,593	1,061,261
				4,002,593	3,998,038	0.49%
District of Columbia
1,440,000	DIST OF COLUMBIA HSG FIN AGY MF HSG MTGE REVENUE	6/15/2031	4.45	1,440,000	1,447,437
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,000,726
3,500,000	DISTRICT OF COLUMBIA HSG FIN AGY	3/1/2042	2.50	3,500,000	2,620,842
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	957,692
995,062	FEDERAL HOME LOAN MTGE CORP MF VARIABLE RATE CTFS	8/25/2041	4.76	1,042,178	1,022,243
				7,982,178	7,048,940	0.86%
Florida
1,000,000	ARBOR PK PHASE 1 CDD FL SPL ASSMNT REVENUE	5/1/2035	5.75	1,000,000	1,042,550
455,000	ARTISAN LAKES EAST CDD FL CAPITAL IMPT REVENUE	5/1/2051	4.00	344,007	362,548
1,100,000	ARTISAN LAKES EAST CDD FL CAPITAL IMPT REVENUE(b)	5/1/2052	4.00	981,574	870,544
150,000	AVE MARIA FL STEWARDSHIP CMNTY DIST CAPITAL IMPT REVENUE(b)	5/1/2033	4.50	149,515	153,105
820,000	AVE MARIA FL STEWARDSHIP CMNTY DIST CAPITAL IMPT REVENUE(b)	5/1/2053	5.50	818,768	818,382
1,000,000	BEACH CMNTY DEV DIST FL CAPITAL IMPT REVENUE	5/1/2044	5.25	1,056,487	1,032,144
435,000	BLACKBURN CREEK CMNTY DEV DIST FL CAP IMPT REVENUE	5/1/2035	6.25	435,000	446,151
170,000	BLACKBURN CREEK CMNTY DEV DIST FL CAP IMPT REVENUE	5/1/2045	6.25	170,000	172,513
1,250,000	BROWARD CNTY FL ARPT SYS REVENUE	10/1/2045	5.00	1,250,000	1,249,969
1,000,000	CAPITAL PROJS FIN AUTH FL EDUCTNL FACS REVENUE(b)	6/15/2055	6.50	983,750	1,004,946
525,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	7/1/2051	4.00	549,142	395,494
900,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	6/1/2056	5.00	952,358	757,183
445,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	7/1/2056	4.00	463,085	329,321
750,000	CAPITAL TRUST AGY FL REVENUE(i)	4/1/2035	7.00	750,000	412,500
1,750,000	CAPITAL TRUST AGY FL REVENUE(b)(i)(j)	12/1/2035	6.75	1,745,953	210,000

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
750,000	CAPITAL TRUST AGY FL REVENUE(b)(i)(j)	7/1/2037	6.75	$750,000	9,187
1,500,000	CAPITAL TRUST AUTH FL EDUCTNL FACS REVENUE(b)	7/1/2055	6.50	1,475,579	1,510,334
680,000	CELEBRATION FL CDD	5/1/2055	5.63	654,752	679,063
1,000,000	COASTAL RIDGE CDD FL SPL ASSMNT REVENUE	5/1/2055	6.00	1,000,000	1,017,852
665,000	COBBLESTONE CDD FL SPL ASSMNT REVENUE	5/1/2042	4.20	576,281	594,639
1,100,000	COBBLESTONE CDD FL SPL ASSMNT REVENUE(b)	5/1/2053	4.30	1,085,953	918,646
1,000,000	COLLIER CNTY FL EDUCTNL FACS AUTH REVENUE	6/1/2038	5.25	1,015,705	1,012,423
825,000	CYPRESS BLUFF CDD FL SPL ASSMNT	5/1/2051	4.00	623,748	648,797
500,000	DARBY CDD FL SPL ASSMNT REVENUE	5/1/2035	5.88	497,500	519,820
1,000,000	EAST NASSAU STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	1,015,010	808,580
1,105,000	EAST NASSAU STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2055	5.50	1,095,177	1,077,492
1,000,000	ELEVATION POINTE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2032	4.40	1,000,000	1,018,471
500,000	ENTRADA CMNTY DEV DIST FL CAPITAL IMPT REVENUE	5/1/2043	5.60	500,000	518,710
800,000	ENTRADA CMNTY DEV DIST FL CAPITAL IMPT REVENUE(b)	5/1/2052	4.00	828,501	660,264
1,500,000	FIRELIGHT CDD FL SPL ASSMNT REV	5/1/2035	5.75	1,488,993	1,533,122
1,000,000	FLORIDA HSG FIN CORP REVENUE	1/1/2056	5.13	1,000,000	1,015,314
2,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(b)(r)	6/15/2028	6.25	1,987,097	1,984,292
900,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	11/15/2030	5.00	900,000	856,036
950,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2046	3.25	950,000	774,905
975,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2048	4.55	975,000	962,871
2,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	4.60	2,000,000	1,964,857
2,235,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	4.70	2,235,000	2,237,237
1,435,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2052	4.55	1,435,000	1,421,738
820,000	FLORIDA ST MUNI LOAN COUNCIL CAPITAL IMPT REVENUE	5/1/2054	5.40	820,000	821,966
1,000,000	FORT LAUDERDAL FL SPL ASSMNT(b)	7/1/2048	4.00	1,031,611	833,559
700,000	GRANDE PINES CDD FL SPL ASSMNT REVENUE	5/1/2041	3.75	699,158	601,011
1,000,000	GRANDE PINES CDD FL SPL ASSMNT REVENUE	5/1/2054	5.80	1,000,000	1,001,680
1,000,000	GTR ORLANDO FL AVIATION AUTH ARPT FACS REVENUE	10/1/2046	5.00	1,005,286	1,020,284
1,000,000	HACIENDA NORTH CDD FL SPL ASSMNT REVENUE	5/1/2053	6.50	1,000,000	1,058,497
265,000	HARBOR BAY FL CDD CAPITAL IMPT REVENUE	5/1/2048	4.10	263,442	229,095
600,000	HERITAGE HARBOUR FL N CDD SPL ASSMNT	5/1/2034	5.00	600,000	624,962
1,000,000	HGR EDU FACS FING AUTH FL HGR EDUCTNL FACS REVENUE(b)	7/1/2045	6.00	994,254	991,980
1,300,000	HILLSBOROUGH CNTY FL AVIATION AUTH	10/1/2044	5.25	1,332,767	1,375,226
1,150,000	HOBE ST LUCIE CONSERVANCY DIST FL	5/1/2044	5.60	1,150,000	1,169,538
1,200,000	HYDE PARK CDD #1 FL SPL ASSMNT	5/1/2034	5.25	1,198,092	1,223,463
700,000	HYDE PARK CDD #1 FL SPL ASSMNT	5/1/2052	4.00	694,306	551,521
1,000,000	JULINGTON CREEK PLANTATION FLCDD	5/1/2043	5.50	1,083,662	1,072,600
1,150,000	KD52 CDD #1 FL SPL ASSMNT REVENUE	5/1/2056	6.13	1,150,000	1,141,521
1,000,000	LAKE CNTY FLA RETMNT FAC REVENUE	8/15/2055	5.75	978,140	936,824
1,150,000	LAKES OF SARASOTA CDD #2 CAPITAL IMPT REVENUE	5/1/2035	5.20	1,150,000	1,170,764
100,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	3.88	99,577	101,034
300,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	4.13	299,478	304,887
385,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2041	4.13	383,897	350,629
975,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	976,317	1,018,608

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	$1,000,000	1,005,382
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2037	5.00	746,081	758,752
740,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	736,782	750,532
530,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2038	5.00	530,000	537,486
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2039	5.30	1,000,000	1,012,511
580,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.63	576,410	515,647
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.75	1,000,000	898,223
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2040	5.50	997,930	1,023,639
1,250,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2043	6.13	1,250,000	1,317,612
210,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.50	207,289	185,623
1,440,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2050	4.00	1,308,140	1,179,266
930,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2052	4.00	879,528	751,629
965,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2055	5.50	950,704	957,390
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2055	5.90	744,728	764,563
2,500,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2056	6.00	2,472,100	2,549,384
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST UTILITY REVENUE	10/1/2053	5.25	1,056,733	1,044,651
850,000	LANDINGS CDD FL SPL ASSMNT	5/1/2055	5.80	850,000	850,847
600,000	LAUREL ROAD CDD FL CAPITAL IMPT REVENUE	5/1/2031	3.13	600,000	574,009
989,889	LEE CNTY FL HSG FIN AUTH MF MTGE	1/1/2040	4.55	989,889	1,023,066
1,000,000	LEE CNTY FL INDL DEV AUTH HLTHCR FACS REVENUE	11/15/2049	5.00	971,250	960,961
550,000	LT RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2054	5.85	550,000	559,462
1,000,000	LT RANCH SOUTH CDD FL CAPITAL IMPT REVENUE	5/1/2055	5.75	985,930	995,119
545,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	545,000	545,452
400,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	3.75	396,668	304,055
500,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	4.00	511,813	400,446
1,000,000	MIAMI-DADE CNTY FL AVIATION REVENUE	10/1/2038	5.00	1,000,000	1,001,193
1,000,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2047	5.00	1,010,404	1,003,328
75,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	75,000	76,726
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(i)	5/1/2013	5.00	114,821	1
125,000	NORTH RIVER RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2035	4.20	125,000	125,148
1,410,000	NORTH RIVER RANCH IMPT STEWARDSHIP DIST FL SPL ASSMNT REVENU	5/1/2033	5.75	1,410,000	1,481,128
740,000	NORTH RIVER RANCH IMPT STEWARDSHIP DIST FL SPL ASSMNT REVENU	5/1/2035	6.80	740,000	740,538
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	508,060
1,250,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2040	5.00	1,242,750	1,250,268
1,000,000	ORLANDO FL CONTRACT TOURIST DEV TAX PAYMENTS REVENUE	11/1/2038	5.00	1,044,229	1,086,307
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE(b)	7/1/2027	11.50	1,000,000	1,411,387
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2041	4.00	1,023,768	896,591

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
2,935,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2053	4.00	$2,837,573	2,318,776
1,000,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2042	5.00	996,590	982,640
500,000	PARKER ROAD FL CDD CAPITAL IMPT REVENUE	5/1/2050	4.10	498,440	399,832
500,000	PARKVIEW AT LONG LAKE RANCH CDD FL SPL ASSMNET	5/1/2051	4.00	502,076	410,298
450,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	447,729	461,282
1,000,000	POITRAS EAST CDD FL SPL ASSMNT REVENUE	5/1/2052	5.25	997,075	999,593
270,000	ROLLING HILLS FL CDD CAPITAL IMPT REVENUE	5/1/2032	3.65	270,000	257,386
1,000,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2055	4.00	1,026,505	795,205
1,000,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2044	5.50	1,000,000	1,008,126
725,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	715,808	614,748
1,000,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2041	4.13	992,569	909,711
400,000	SOUTHERN GROVE CMNTY DEV DIST #5 SPL ASSMNT	5/1/2048	4.00	414,724	339,058
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(i)	11/1/2010	5.50	142,538	62,717
1,480,000	TOLOMATO FL CDD	5/1/2040	3.75	1,434,603	1,460,228
880,000	TRADITION CDD #9 FL SPL ASSMNT	5/1/2056	5.65	880,000	868,788
700,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2038	5.38	700,000	710,931
1,005,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2052	5.50	999,397	1,010,316
420,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	419,188	432,473
1,500,000	UNIVERSITY PARK RECREATION DIST FL ON-AD VALOREM ASSMNT	5/1/2050	3.50	1,500,000	1,261,995
750,000	VIERA STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2053	4.00	773,465	591,790
800,000	VILLAGE CDD #15 SPL ASSMNT REVENUE(b)	5/1/2028	4.25	800,000	810,817
1,000,000	VILLAGE CDD #15 SPL ASSMNT REVENUE(b)	5/1/2038	4.85	1,000,000	1,020,342
500,000	WATERSET SOUTH CDD FL SPL ASSMNT REVENUE	5/1/2053	6.10	500,000	518,206
450,000	WINDWARD AT LAKEWOOD RANCH CDD FL CAPITAL IMPT	5/1/2040	4.85	434,006	444,278
800,000	WINDWARD AT LAKEWOOD RANCH CDD FL CAPITAL IMPT	5/1/2050	4.50	661,872	700,461
800,000	WINDWARD AT LAKEWOOD RANCH CDD FL CAPITAL IMPT	5/1/2052	4.25	803,166	660,882
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2050	3.88	986,708	795,862
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2052	5.25	995,677	985,501
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	746,569	750,110
				110,268,147	104,230,383	12.74%
Georgia
1,250,000	GAINESVILLE & HALL CNTY GA DEV AUTH EDUCTNL FACS REVENUE(b)	9/1/2044	6.25	1,216,228	1,171,209
855,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	843,030	788,562
4,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2045	5.05	4,000,000	4,098,170
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2050	4.65	2,000,000	1,981,204
1,750,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2050	5.20	1,750,000	1,770,482
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2054	4.70	1,000,000	1,000,221
750,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE(s)	3/1/2030	5.00	768,148	806,940
2,250,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE(t)	9/1/2030	5.00	2,276,423	2,413,742

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Georgia (Cont'd):
1,000,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE(u)	4/1/2031	5.00	$1,024,208	1,082,410
1,000,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE (Floating, U.S. SOFR + 1.70%)(f)	6/1/2031	4.54	1,000,000	1,009,140
2,250,000	MAIN STREET NATURAL GAS INC GA GAS SUPPLY REVENUE(v)	12/1/2032	5.00	2,276,887	2,459,716
500,000	SUNBRIDGE STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2042	5.40	500,000	508,650
				18,654,924	19,090,446	2.33%
Guam
250,000	GUAM GOVT BUSINESS PRIVILEGE TAX REVENUE	1/1/2038	5.25	262,115	270,810
				262,115	270,810	0.03%
Idaho
130,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2028	8.00	130,000	129,006
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2050	4.50	1,024,977	852,388
2,425,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	1/1/2048	4.75	2,425,000	2,396,738
1,905,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	7/1/2048	4.75	1,905,000	1,911,985
1,000,000	SPRING VLY CMNTY INFRASTRUCTURE DIST #1 SPL ASSMNT(b)	9/1/2053	6.25	1,000,000	1,016,856
1,000,000	SPRING VLY CMNTY INFRASTRUCTURE DIST #1 SPL ASSMNT(b)	9/1/2054	6.25	1,000,000	1,019,334
				7,484,977	7,326,307	0.90%
Illinois
1,250,000	BURBANK IL EDUCTNL FACS REVENUE(b)	9/1/2035	6.00	1,250,000	1,250,159
1,100,000	CHICAGO IL BRD OF EDU	12/1/2039	5.25	1,093,400	1,092,388
1,000,000	CHICAGO IL BRD OF EDU	12/1/2041	4.00	896,111	835,690
1,000,000	CHICAGO IL BRD OF EDU	12/1/2042	5.00	997,500	943,041
1,000,000	CHICAGO IL BRD OF EDU	12/1/2044	7.00	1,000,000	1,000,271
250,000	CHICAGO IL BRD OF EDU	12/1/2046	5.00	249,674	226,490
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2043	5.75	1,034,634	1,079,824
2,250,000	CHICAGO IL O'HARE INTERNATIONAL ARPT REVENUE	1/1/2034	5.00	2,340,811	2,497,095
1,750,000	CHICAGO IL O'HARE INTERNATIONAL ARPT REVENUE	1/1/2048	5.25	1,863,093	1,816,606
1,000,000	CHICAGO IL O'HARE INTERNATIONAL ARPT SPL FAC REVENUE	7/1/2048	5.00	990,000	981,712
830,000	EVANSTON ILL EDL FAC REV(b)	4/1/2041	4.38	828,589	666,873
1,000,000	ILLINOIS FIN AUTH SURFACE FREIGHT TRANSFER FACS REVENUE(b)(w)	12/31/2034	4.13	1,000,000	991,275
1,500,000	ILLINOIS ST	5/1/2047	5.50	1,584,631	1,569,906
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,000,196
500,000	ILLINOIS ST FIN AUTH CHRT SCH REVENUE	12/1/2047	5.00	497,925	480,780
750,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE(b)	8/1/2045	6.25	754,013	768,158
160,410	ILLINOIS ST FIN AUTH REVENUE(i)	5/15/2036	5.00	159,539	8,020
500,000	ILLINOIS ST FIN AUTH REVENUE	9/1/2036	5.00	522,634	519,815
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	750,516	703,494
1,450,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2038	5.13	1,416,472	1,257,414
500,000	ILLINOIS ST FIN AUTH REVENUE	7/1/2042	5.00	538,330	538,598
1,000,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2045	5.00	1,001,266	1,000,171
1,500,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2050	4.63	1,500,000	1,492,412
2,075,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2053	5.25	2,177,793	2,219,379
1,000,000	ILLINOIS ST SALES TAX REVENUE	6/15/2033	5.00	1,025,386	1,047,857
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,500,000	1,503,005
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	500,575	501,011
1,080,000	MACOUPIN SANGAMON & MONTGOMERY CNTYS IL CMNTY SCH DIST #34	12/1/2037	4.25	1,080,000	1,079,971
1,000,000	MALTA IL TAX INCR REVENUE(i)	12/30/2025	5.75	1,000,000	240,000
750,000	MARION IL SALES TAX REVENUE	6/1/2045	6.38	747,825	734,993
650,000	MET PIER & EXPOSITION AUTH IL REVENUE	12/15/2042	4.00	625,261	596,541
313,172	S WSTRN IL DEV AUTH REV(i)	10/1/2022	7.00	313,173	3

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Illinois (Cont'd):
1,000,000	SPRINGFIELD IL ELEC REVENUE	3/1/2038	3.00	$898,276	904,289
				33,137,427	31,547,437	3.86%
Indiana
1,000,000	INDIANA ST FIN AUTH HLTH SYS REVENUE(x)	10/1/2033	5.00	1,084,191	1,130,025
370,000	INDIANA ST FIN AUTH HSG REVENUE	11/20/2027	4.80	370,000	372,708
1,500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	4.00	1,639,669	1,328,479
1,150,000	INDIANA ST FIN AUTH REVENUE	5/1/2050	5.38	1,126,143	1,131,919
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,474,457
850,000	INDIANA ST HSG & CMNTY DEV AUTH SF MTGE REVENUE	7/1/2053	5.75	911,607	902,465
3,000,000	INDIANA ST HSG & CMNTY DEV AUTH SF MTGE REVENUE	7/1/2054	4.80	3,000,000	3,003,184
1,055,000	INDIANAPOLIS IN LOCAL PUBLIC IMPT BOND BANK	1/1/2034	5.00	1,108,019	1,170,860
315,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	314,878	315,475
1,000,000	TERRE HAUTE IN SANTN DIST	7/1/2043	5.00	1,058,041	1,045,520
1,000,000	VALPARAISO IN EXEMPT FACS REVENUE(b)	1/1/2044	4.88	1,000,000	993,471
				13,112,548	12,868,563	1.57%
Iowa
1,200,000	DES MOINES IA	6/1/2034	1.50	973,522	955,274
1,415,000	DES MOINES IA	6/1/2038	1.75	916,289	1,003,389
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2038	7.25	1,500,000	1,704,254
1,150,000	IOWA ST FIN AUTH REVENUE	5/15/2049	5.00	1,138,741	1,079,484
1,000,000	IOWA ST FIN AUTH REVENUE	5/15/2053	4.00	1,067,529	790,043
1,705,000	IOWA ST FIN AUTH SF MTGE REVENUE	7/1/2053	5.50	1,784,851	1,813,305
1,000,000	POLK CNTY IA	6/1/2027	5.00	1,025,544	1,035,042
				8,406,476	8,380,791	1.02%
Kansas
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	931,298	893,541
1,385,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE(b)	9/1/2035	5.25	1,373,824	1,417,357
				2,305,122	2,310,898	0.28%
Kentucky
250,000	ASHLAND KY MED CENTER REVENUE	2/1/2040	5.00	240,574	250,372
1,000,000	CHRISTIAN CNTY KY SCH DIST FIN CORP	10/1/2041	5.00	1,047,643	1,066,756
1,500,000	KENTUCKY ST ECON DEV FIN AUTH	1/1/2045	5.00	1,488,210	1,500,177
3,000,000	KENTUCKY ST PUBLIC ENERGY AUTH GAS SPLY REVENUE(y)	8/1/2032	5.00	3,082,283	3,250,425
1,000,000	WSTRN KY UNIV	9/1/2033	4.75	1,000,000	1,000,714
				6,858,710	7,068,444	0.86%
Louisiana
1,000,000	CAPITAL AREA FIN AUTH LA SF MTGE REVENUE	10/1/2053	5.50	1,017,388	1,046,476
1,000,000	LOUISIANA PUB FACS AUTH REVENUE(b)	6/1/2051	5.00	1,045,450	804,650
1,000,000	LOUISIANA PUB FACS AUTH REVENUE	9/1/2059	5.50	1,061,437	1,008,803
1,000,000	LOUISIANA ST HSG CORP MF HSG REVENUE	7/1/2026	5.00	1,009,961	1,014,465
1,500,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	6/1/2045	5.05	1,500,000	1,548,144
1,250,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2046	2.55	1,250,000	863,333
920,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	6/1/2054	5.75	975,359	993,858
120,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.50	119,880	120,008
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,000,299	1,000,985

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Louisiana (Cont'd):
400,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2037	5.65	$400,000	416,233
800,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2044	4.00	800,000	703,283
645,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2044	4.40	645,000	609,935
1,050,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2046	4.00	1,050,000	915,870
495,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	495,000	495,351
295,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (Floating, 3M CME Term SOFR + 0.70%)(f)	2/15/2036	3.70	295,000	289,060
1,000,000	NEW ORLEANS LA AVIATION BRD	1/1/2048	5.00	1,004,776	993,645
				13,669,550	12,824,099	1.57%
Maine
1,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2054	4.85	1,500,000	1,517,608
500,000	MAINE ST TURNPIKE AUTH SPL OBLG	7/1/2030	5.00	540,480	553,830
				2,040,480	2,071,438	0.25%
Maryland
435,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	435,000	437,432
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	3/1/2047	5.05	1,000,000	1,024,440
700,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2052	5.00	725,147	727,122
1,000,000	MARYLAND ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	7/1/2036	5.00	1,079,228	1,124,113
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	509,426
				3,739,375	3,822,533	0.47%
Massachusetts
1,000,000	MASSACHUSETTS ST BAY TRANSPRTN AUTH SALES TAX REVENUE(z)	7/1/2031	3.30(z )	810,192	835,884
3,923,238	MASSACHUSETTS ST DEV FIN AGY MF REVENUE	1/1/2042	2.30	2,884,471	2,849,832
1,500,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	6/1/2049	4.00	1,507,618	1,578,913
955,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2037	2.00	930,910	784,420
1,500,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2048	3.75	1,450,801	1,185,371
1,700,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2051	3.00	1,706,243	1,145,101
265,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	265,000	265,184
270,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	270,000	270,152
310,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	310,000	310,075
2,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2048	4.90	2,000,000	2,021,491
1,500,000	SOMERVILLE MA	10/15/2038	2.00	1,048,966	1,165,009
				13,184,201	12,411,432	1.52%
Michigan
2,000,000	MICHIGAIN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2051	5.05	2,000,000	2,002,824
535,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2031	3.00	532,311	495,217
545,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2039	4.25	546,112	452,489
1,000,000	MICHIGAN ST FIN AUTH REVENUE	12/1/2029	3.75	1,000,000	1,039,087
1,000,000	MICHIGAN ST FIN AUTH REVENUE	12/1/2045	5.00	1,004,851	1,004,769
1,500,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2048	5.00	1,500,000	1,533,137
1,000,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2049	3.35	1,026,754	812,176

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Michigan (Cont'd):
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2040	5.20	$1,000,000	1,024,106
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2048	4.90	1,000,000	1,011,887
1,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2048	4.95	1,500,000	1,539,093
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2050	4.95	1,000,000	1,017,154
5,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2051	2.75	4,887,061	3,583,112
6,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2052	2.50	6,500,000	4,358,583
2,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2053	4.70	2,000,000	2,008,134
3,950,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2053	4.95	3,950,000	4,020,701
1,330,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2054	5.75	1,393,092	1,429,321
2,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2055	4.55	2,000,000	1,947,769
240,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	240,000	240,225
1,490,000	MICHIGAN ST STRATEGIC FUND LTD OBLG REVENUE	12/31/2038	4.25	1,486,516	1,472,661
1,000,000	MICHIGAN ST TRUNK LINE	11/15/2044	5.50	1,095,845	1,092,063
1,000,000	NTHRN MI UNIV REVENUES	6/1/2055	5.50	1,032,474	1,068,620
2,000,000	VAN DYKE MI PUBLIC SCHS	5/1/2050	5.50	2,037,121	2,071,406
				38,732,137	35,224,534	4.31%
Minnesota
950,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	931,710	534,038
1,585,000	ELK RIVER MN INDEP SCH DIST #728	2/1/2039	2.50	1,298,181	1,252,023
1,000,000	LAUDERDALE MN MF REVENUE	1/1/2040	5.13	992,504	957,035
3,970,000	MINNESOTA ST HSG FIN AGY	1/1/2053	6.00	4,159,383	4,237,687
1,615,000	MINNESOTA ST OFFICE OF HGR EDU REVENUE	11/1/2038	2.65	1,548,073	1,504,772
				8,929,851	8,485,555	1.04%
Mississippi
400,000	MISSISSIPPI DEV BK SPL OBLIG(b)	11/1/2036	3.63	400,000	370,108
900,000	MISSISSIPPI ST DEV BANK SPL OBLG(b)	11/1/2039	4.55	900,000	901,166
5,000,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	12/1/2045	5.13	5,000,000	5,084,829
				6,300,000	6,356,103	0.78%
Missouri
1,000,000	BEAR CREEK CMNTY IMPT DIST MO SALES TAX REVENUE	5/1/2045	6.25	992,072	1,018,489
260,000	JOPLIN MO INDL DEV AUTH SALES TAX REV	11/1/2040	3.50	257,855	241,100
306,825	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	2.00	396,462	14,247
687,493	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	5.00	884,470	463,021
1,000,000	MISSOURI ST ENVRNMNTL IMPT & ENERGY RESOURCES AUTH	9/1/2033	2.90	955,450	925,509
2,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2048	4.00	2,033,694	1,614,091
1,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH HLTH FACS REVENUE	11/15/2038	5.00	1,000,000	1,000,425
2,500,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2045	5.05	2,500,000	2,581,357
975,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2047	3.25	975,000	798,848
1,985,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2049	4.45	1,985,000	1,947,179
1,840,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2049	4.65	1,840,000	1,818,591
1,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2050	4.95	1,000,000	1,016,265
2,425,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2053	5.15	2,457,104	2,496,817

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Missouri (Cont'd):
1,980,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2054	4.70	$1,980,000	1,980,693
1,000,000	SAINT LOUIS MO INDL DEV AUTH TAX INCR & SPL DIST REVENUE	6/15/2054	5.75	993,014	1,003,915
1,000,000	WENTZVILLE MO SCH DIST #R-4	3/1/2039	1.88	739,569	743,650
				20,989,690	19,664,197	2.40%
Montana
1,000,000	FORSYTH MT POLL CONTROL REVENUE	7/1/2028	3.88	1,000,000	1,020,251
1,000,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2042	2.55	1,000,000	750,122
2,500,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2050	4.85	2,500,000	2,531,178
				4,500,000	4,301,551	0.53%
Nebraska
1,750,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2051	4.70	1,750,000	1,742,230
				1,750,000	1,742,230	0.21%
Nevada
700,000	LAS VEGAS NV SPL ASSMNT DIST #817	6/1/2048	6.00	696,562	733,053
1,250,000	NEVADA ST HSG DIV SF MTGE REVENUE	4/1/2046	2.60	1,250,000	902,826
1,480,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2051	2.45	1,480,000	990,395
990,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2053	4.55	990,000	990,346
1,250,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2054	4.70	1,250,000	1,250,508
				5,666,562	4,867,128	0.59%
New Hampshire
1,000,000	NATIONAL FIN AUTH LEASE REVENUE	6/1/2051	5.25	1,061,447	1,039,241
1,200,000	NATIONAL FIN AUTH NH EDU REVENUE	8/1/2055	5.75	1,134,712	1,179,663
200,000	NATIONAL FIN AUTH NH HLTHCARE FACS REVENUE(f)(ao)	11/1/2064	2.55	200,000	200,000
991,007	NATIONAL FIN AUTH NH MUNI CTFS	8/20/2039	3.63	901,041	927,221
992,305	NATIONAL FIN AUTH NH MUNI CTFS(f)(ak)	11/20/2039	4.06	986,896	970,495
333,560	NATIONAL FIN AUTH NH MUNI CTFS(f)(ak)	1/20/2041	4.09	322,508	321,326
1,398,871	NATIONAL FIN AUTH NH MUNI CTFS(f)(ak)	11/20/2042	4.22	1,297,646	1,327,020
993,005	NATIONAL FIN AUTH NH MUNI CTFS(f)(ak)	10/1/2051	4.03	949,469	950,043
1,500,000	NATIONAL FIN AUTH NH SPL REVENUE(b)(z)	12/15/2032	5.06(z )	937,009	944,650
750,000	NATIONAL FIN AUTH NH SPL REVENUE(b)	6/1/2039	5.63	750,000	754,081
1,500,000	NEW HAMPSHIRE ST BUSINESS FIN AUTH WTR FAC REVENUE	4/1/2048	5.00	1,500,000	1,427,210
515,000	NEW HAMPSHIRE ST BUSINESS FIN AUTH WTR FAC REVENUE	4/1/2059	5.63	511,516	518,042
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2056	6.50	1,116,032	1,139,110
				11,668,276	11,698,102	1.43%
New Jersey
1,000,000	CAMDEN CNTY NJ IMPT AUTH CHRT SCH REVENUE(b)	7/15/2042	5.00	1,030,388	1,002,214
695,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2041	4.00	674,812	691,668
2,880,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2045	4.50	2,831,231	2,916,637
2,675,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	3.75	2,675,000	2,682,826
3,950,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2042	4.50	3,950,000	3,973,076
875,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	4/1/2049	4.00	875,822	782,545
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2050	5.10	1,000,000	1,023,755
4,000,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2053	4.80	4,000,000	4,032,499

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New Jersey (Cont'd):
1,245,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2053	5.00	$1,292,780	1,291,064
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	500,000	500,330
1,000,000	NEW JERSEY ST TURNPIKE AUTH TURNPIKE REVENUE	1/1/2045	5.00	1,022,994	1,056,790
				19,853,027	19,953,404	2.44%
New Mexico
1,000,000	FARMINGTON NM POLL CONTROL REVENUE(ae)	6/1/2029	3.88	1,000,000	1,016,461
1,975,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2047	3.95	1,975,000	1,811,766
285,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2048	3.75	286,149	284,892
590,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	4.00	590,369	537,718
690,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	3.35	690,000	569,324
605,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	4.00	605,000	547,905
990,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.35	990,000	602,574
985,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2052	4.30	985,000	936,290
1,480,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2053	4.70	1,480,000	1,485,700
				8,601,518	7,792,630	0.95%
New York
340,000	BUILD NYC RESOURCE CORP NY REVENUE	7/1/2041	5.50	359,701	364,017
1,000,000	DUTCHESS CNTY NY LOCAL DEV CORP MF	10/1/2040	5.00	1,000,000	1,054,417
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	750,000	750,380
600,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2042	3.85	600,098	584,010
825,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	5/1/2045	3.90	780,656	741,817
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	865,314
1,000,000	NEW YORK CITY NY HSG DEV CORP REVENUE	8/1/2040	2.40	740,339	739,409
1,000,000	NEW YORK ENERGY FIN DEV CORP(af)	12/1/2033	5.00	1,031,716	1,068,193
250,000	NEW YORK NY CITY TRANSITIONAL FIN AUTH REV	11/1/2046	5.00	261,618	262,277
1,000,000	NEW YORK NY CITY TRANSITIONAL FIN AUTH REV	5/1/2048	5.25	1,039,485	1,062,713
2,000,000	NEW YORK ST CONVENTION CENTER DEV CORP REVENUE	11/15/2040	5.00	2,001,755	2,001,565
750,000	NEW YORK ST DORM AUTH REVENUES NON ST SUPPORTED DEBT	10/1/2030	5.00	805,433	810,950
1,000,000	NEW YORK ST DORM AUTH REVENUES NON ST SUPPORTED DEBT	7/1/2038	5.00	1,055,251	1,099,126
1,000,000	NEW YORK ST DORM AUTH ST PERSONAL INCOME TAX REVENUE	3/15/2048	5.00	1,008,968	1,041,717
2,000,000	NEW YORK ST HSG FIN AGY AFFORDABLE HSG REVENUE	11/1/2046	2.60	2,000,000	1,424,369
1,000,000	NEW YORK ST HSG FIN AGY AFFORDABLE HSG REVENUE	11/1/2050	5.10	1,000,000	1,019,086
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	500,151
1,000,000	NEW YORK ST LIBERTY DEV CORP LIBERTY REVENUE(b)	11/15/2044	5.00	971,250	999,994
1,700,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2045	2.45	1,606,007	1,192,145
980,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2046	2.50	975,756	671,019
1,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2047	3.25	771,412	814,121
1,685,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2047	3.30	1,685,000	1,383,372
865,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	3.80	865,000	777,574
1,875,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2049	2.95	1,875,000	1,413,659
1,435,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2050	2.55	1,435,000	996,422
2,030,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2053	4.65	2,030,000	2,009,998

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New York (Cont'd):
1,000,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	1/1/2029	5.00	$1,020,190	1,034,882
1,000,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	4/1/2035	6.00	1,018,668	1,099,289
1,000,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	6/30/2038	5.50	1,064,169	1,104,607
1,375,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	6/30/2041	5.25	1,408,416	1,442,451
700,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	6/30/2044	5.50	727,896	721,830
2,000,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	12/31/2054	5.25	2,090,775	2,037,465
1,500,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	6/30/2055	6.00	1,528,518	1,593,767
1,500,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	6/30/2060	5.50	1,573,190	1,513,630
500,000	ONONDAGA NY CIVIC DEV CORP	12/1/2038	5.00	543,076	562,812
				39,124,343	36,758,548	4.49%
North Carolina
1,000,000	CUMBERLAND CNTY NC INDL FACS & POLL CONTROL FING AUTH SOL WS(ac)	11/1/2025	3.75	1,000,000	1,000,145
1,445,000	MECKLENBURG CNTY NC MF HSG REVENUE	1/1/2036	5.38	1,445,000	1,447,960
2,500,000	NORTH CAROLINA ST EDU ASSISTANCE AUTH	6/1/2045	5.00	2,490,635	2,581,262
2,500,000	NORTH CAROLINA ST HSG FIN AGY HOMEOWNERSHIP REVENUE	7/1/2042	3.50	2,500,000	2,226,518
1,985,000	NORTH CAROLINA ST HSG FIN AGY HOMEOWNERSHIP REVENUE	7/1/2046	4.40	1,985,000	1,940,050
1,475,000	NORTH CAROLINA ST HSG FIN AGY HOMEOWNERSHIP REVENUE	7/1/2046	5.00	1,476,605	1,503,466
1,750,000	NORTH CAROLINA ST HSG FIN AGY HOMEOWNERSHIP REVENUE	1/1/2055	4.80	1,750,000	1,761,177
715,000	NORTH CAROLINA ST HSG FIN AGY HOMEOWNERSHIP REVENUE	1/1/2055	6.25	754,618	776,051
				13,401,858	13,236,629	1.62%
North Dakota
795,000	GRAND FORKS ND HLTH CARE SYS REVENUE	12/1/2035	5.00	834,060	869,168
390,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2043	3.05	390,486	319,131
905,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2044	3.05	905,000	731,165
920,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2044	2.50	920,000	671,016
1,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2048	5.10	1,000,000	1,023,730
1,500,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2049	4.75	1,500,000	1,505,360
855,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2053	5.75	914,783	909,546
				6,464,329	6,029,116	0.74%
Ohio
1,500,000	ALLEN CNTY OH HOSP FACS REVENUE	11/1/2043	5.00	1,500,000	1,500,575
500,000	CLEVELAND-CUYAHOGA CNTY OH PORT AUTH TAX INCREMENT FING REV(b)	12/1/2055	4.50	500,000	412,136
1,500,000	CLOVERLEAF OH LOCAL SCH DIST COPS	12/1/2047	5.75	1,539,625	1,552,485
2,000,000	COLUMBUS OH REGL ARPT AUTH REVENUE	1/1/2050	5.50	2,132,722	2,104,592
585,000	DAYTON OH ARPT REVENUE	12/1/2025	5.00	585,000	585,692
1,000,000	EHOVE OH JT VOCATIONAL SCH DIST	12/1/2055	5.50	1,033,725	1,046,517
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,500,873	1,501,288
1,000,000	MADISON-PLAINS OH LOCAL SCH DIST COPS	12/1/2054	5.50	1,009,920	1,042,676
1,000,000	NORTH RIDGEVILLE OH CITY SCH DIST	12/1/2057	5.50	1,037,181	1,034,124
500,000	OHIO ST AIR QUALITY DEV AUTH EXEMPT FACS REVENUE(b)	1/15/2038	4.25	451,327	496,805
2,000,000	OHIO ST HGR EDUCTNL FAC COMMISSION	11/1/2049	4.00	2,019,510	1,511,131
1,000,000	OHIO ST HSG FIN AGY MF HSG REVENUE(b)	3/1/2026	6.25	1,000,000	1,006,657

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Ohio (Cont'd):
505,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	$465,115	466,733
2,000,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2045	2.90	1,535,763	1,540,588
2,175,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2047	5.10	2,175,000	2,227,994
870,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.50	870,634	879,991
1,000,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2050	4.65	1,000,000	985,662
1,500,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2050	5.20	1,500,000	1,535,377
3,615,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.45	3,630,054	2,420,568
1,950,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.75	1,950,000	1,389,554
725,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2052	5.00	752,669	753,409
2,490,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2054	4.70	2,490,000	2,491,102
1,500,000	SAINT BERNARD OH INCOME TAX REVENUE	12/1/2043	5.00	1,506,729	1,506,112
1,000,000	XENIA OH	12/1/2054	5.00	1,039,757	1,023,992
				33,225,604	31,015,760	3.79%
Oklahoma
2,000,000	OKLAHOMA ST DEV FIN AUTH	8/1/2049	5.00	2,103,778	1,883,960
990,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2043	4.50	991,047	997,065
1,000,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2047	5.05	1,000,000	1,017,680
1,500,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	3/1/2049	4.60	1,500,000	1,469,333
1,000,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2049	4.60	1,000,000	981,821
1,560,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2053	6.25	1,644,062	1,679,660
500,000	TULSA OK MUNI ARPT TRUST TRUSTEES	12/1/2035	6.25	541,433	571,860
				8,780,320	8,601,379	1.05%
Oregon
425,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	425,000	424,999
1,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2042	3.70	1,000,000	939,967
2,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2045	2.38	1,831,959	1,381,294
1,050,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2046	4.70	1,050,000	1,060,013
				4,306,959	3,806,273	0.47%
Pennsylvania
1,000,000	ALLENTOWN PA NEIGHBORHOOD IMPT ZONE DEV AUTH TAX REVENUE(b)	5/1/2042	5.00	1,000,000	1,005,064
370,000	BUTLER CNTY PA GEN AUTH REVENUE (Floating, 3M CME Term SOFR + 0.70%)(f)	10/1/2034	3.55	370,000	357,698
1,500,000	COATESVILLE PA AREA SCH DIST	11/15/2037	5.25	1,546,072	1,591,505
250,000	DOYLESTOWN PA HOSP AUTH(b)	7/1/2031	5.00	253,097	266,380
1,000,000	LAMPETER-STRASBURG PA SCH DIST	3/1/2047	5.00	1,007,479	1,028,848
1,000,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2030	5.00	1,034,861	1,062,944
1,125,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2034	5.00	1,166,624	1,189,956
1,000,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	10/1/2034	5.00	1,000,000	1,001,623
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (Floating, 3M CME Term SOFR + 0.65%)(f)	7/1/2039	3.50	500,000	461,279
500,000	PENNSYLVANIA ST HSG FIN AGY MF HSG REVENUE	6/1/2041	4.90	500,000	518,608

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Pennsylvania (Cont'd):
1,685,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	$1,685,000	1,525,373
1,500,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2045	5.10	1,500,000	1,543,073
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2046	3.00	1,018,710	765,803
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2049	3.40	1,000,000	812,220
2,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	2.55	2,000,000	1,373,377
485,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	3.00	482,822	481,321
990,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2054	6.00	1,061,734	1,076,641
500,000	PHILADELPHIA PA AUTH FOR INDL DEV CHRT SCH REVENUE(b)	6/15/2034	4.50	498,211	498,162
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	742,480	753,800
1,055,000	PHILADELPHIA PA HSG AUTH GTD REVENUE	3/1/2037	5.00	1,113,345	1,140,029
				19,480,435	18,453,704	2.26%
Puerto Rico
297,706	GDB DEBT RECOVERY AUTH OF CMWLTH PUERTO RICO	8/20/2040	7.50	291,113	289,247
1,300,000	PUERTO RICO CMWLTH	7/1/2041	4.00	1,223,044	1,164,106
1,348,085	PUERTO RICO CMWLTH(f)(ao)	11/1/2043	2.31	823,474	891,422
2,193,221	PUERTO RICO CMWLTH(f)(ao)	11/1/2051	1.52	1,376,885	1,480,424
1,000,000	PUERTO RICO CMWLTH AQUEDUCT & SWR AUTH REVENUE(b)	7/1/2033	5.00	1,021,974	1,040,998
250,000	PUERTO RICO CMWLTH AQUEDUCT & SWR AUTH REVENUE(b)	7/1/2042	4.00	230,455	224,368
500,000	PUERTO RICO CMWLTH AQUEDUCT & SWR AUTH REVENUE(b)	7/1/2047	5.00	504,397	486,998
1,825,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE	7/1/2040	4.33	1,792,423	1,746,123
1,500,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE	7/1/2040	4.55	1,464,462	1,465,391
				8,728,227	8,789,077	1.07%
Rhode Island
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2041	5.00	1,064,214	1,053,421
1,000,000	RHODE ISLAND ST STUDENT LOAN AUTH LOAN REVENUE	12/1/2044	5.00	991,436	1,000,736
780,000	RHODE ISLAND ST STUDENT LOAN AUTH STUDENT LOAN REVENUE	12/1/2037	3.63	774,307	765,650
				2,829,957	2,819,807	0.34%
South Carolina
650,000	BERKELEY CNTY SC ASSMNT REVENUE	11/1/2040	4.25	647,834	594,191
1,000,000	PATRIOTS ENERGY GROUP FING AGY SC GAS SPLY REVENUE (Floating, U.S. SOFR + 1.90%)(f)	3/1/2031	4.67	1,000,000	1,034,019
1,000,000	SOUTH CAROLINA JOBS-ECON DEV AUTH	11/15/2053	7.50	1,000,000	1,051,964
1,000,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MF REVENUE	5/1/2043	4.80	1,000,000	1,036,401
1,070,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2045	3.05	1,070,000	865,547
965,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2048	4.90	965,000	979,966
980,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2049	4.63	973,434	967,633
1,185,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2054	4.63	1,185,000	1,167,062
1,500,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	1/1/2055	4.70	1,500,000	1,491,294
1,500,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	1/1/2055	5.00	1,500,000	1,528,212
500,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2055	6.50	557,700	572,101

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
South Carolina (Cont'd):
950,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH EDUCTNL FACS REVENUE(b)	6/15/2043	7.00	$940,445	963,923
1,500,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH LEASE REVENUE	8/15/2046	5.25	1,503,105	1,502,766
1,000,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH SOL WST DISP REVENUE(b)(i)(j)	6/1/2031	6.00	1,000,000	110,000
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2045	5.00	1,009,125	1,036,674
500,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2046	5.00	501,117	516,253
				16,352,760	15,418,006	1.89%
South Dakota
2,000,000	SOUTH DAKOTA ST HSG DEV AUTH	11/1/2042	2.50	2,000,000	1,522,716
				2,000,000	1,522,716	0.19%
Tennessee
1,000,000	MET NASHVILLE TN ARPT AUTH ARPT REVENUE	7/1/2049	5.00	1,024,154	1,009,955
600,000	NASHVILLE MET DEV & HSG AGY TN TAX INCR REVENUE(b)	6/1/2036	5.13	600,000	606,775
1,000,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD HLTH CARE REVENUE(y)	9/1/2029	5.00	1,042,417	1,064,858
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(i)	1/1/2019	5.35	134,966	15
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(i)	1/1/2029	5.55	556,863	63
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(i)	1/1/2029	6.00	-	1
2,995,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	3.50	2,995,000	2,719,434
495,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	3.85	495,000	464,548
430,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	3.90	430,000	406,631
2,980,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2046	2.38	2,862,264	2,095,900
770,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2046	2.55	770,000	533,954
1,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2048	5.35	1,000,000	1,039,574
605,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	1/1/2049	3.95	605,000	540,782
1,500,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2050	5.00	1,500,000	1,524,692
1,500,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2050	5.15	1,500,000	1,536,069
1,990,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2051	2.50	1,990,000	1,351,500
1,400,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	1/1/2054	6.25	1,462,995	1,525,416
1,500,000	TENNESSEE ST ENERGY ACQUISITION CORP GAS REVENUE	12/1/2035	5.00	1,566,764	1,622,227
				20,535,423	18,042,394	2.21%
Texas
1,000,000	ALAMITO TX PUBLIC FACS CORP MF HSG REVENUE(ag)	8/1/2026	5.00	1,009,257	1,006,057
2,000,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2050	5.25	2,030,665	2,071,844
1,000,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE(b)	6/1/2053	6.00	981,409	996,489
2,000,000	AUSTIN TX ARPT SYS REVENUE	11/15/2044	5.00	2,000,000	2,000,025
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REV	4/1/2032	5.00	1,065,531	1,078,702
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REV	4/1/2040	3.00	1,002,083	794,992
1,000,000	CYPRESS-FAIRBANKS TX INDEP SCH DIST	2/15/2041	2.25	727,910	733,750
1,000,000	DALLAS TX INDEP SCH DIST	2/15/2042	2.00	673,665	680,638
750,000	DALLAS TX SPL TAX REVENUE(b)(ah)	8/15/2028	6.25	750,000	750,362

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Texas (Cont'd):
700,000	EDINBURG TX ECON DEV CORP SALES TAX REVENUE	8/15/2046	3.38	$691,193	461,116
2,500,000	EL PASO TX HSG FIN CORP	3/1/2055	5.20	2,546,455	2,564,639
1,500,000	FORT WORTH TX	3/1/2040	2.00	1,092,233	1,064,390
500,000	GALVESTON TX WHARVES & TERMINAL REVENUE	8/1/2038	5.25	536,453	529,582
1,000,000	GEORGETOWN TX INDEP SCH DIST	8/15/2035	2.50	886,935	897,792
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE	10/1/2035	5.50	1,495,455	1,603,281
2,000,000	HOUSTON TX ARPT SYS REVENUE	7/1/2048	5.25	2,115,944	2,073,598
1,000,000	HSG SYNERGY PFC TX MF HSG REVENUE(ai)	2/1/2026	5.00	1,003,876	1,006,389
1,000,000	MATAGORDA CNTY TX NAV DIST #1	11/1/2029	2.60	919,958	970,714
1,000,000	MATAGORDA CNTY TX NAV DIST #1	5/1/2030	4.25	1,000,000	1,043,778
273,000	N CENTRL TEXAS ST HLTH FAC DEV CORP(i)	2/15/2025	5.38	273,000	212,940
685,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2027	5.50	672,848	685,368
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2033	6.50	1,000,000	1,065,090
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2045	6.25	1,004,393	1,027,702
1,100,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2055	5.00	1,133,745	935,623
500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2060	6.50	503,267	511,109
1,071,256	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE(f)(ao)	11/15/2061	2.00	1,071,256	277,874
645,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE(i)	7/1/2025	4.00	638,869	503,100
250,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE	12/1/2049	5.00	219,407	222,402
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2046	5.00	1,100,000	1,099,971
1,000,000	PECOS BARSTOW TOYAH TX INDEP SCH DIST	2/15/2042	5.00	1,003,399	1,008,532
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,000,000	1,001,355
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP REVENUE(am)	11/15/2032	5.00	1,088,521	1,112,555
1,500,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2049	5.00	1,530,969	1,544,032
3,500,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2053	4.88	3,570,946	3,551,545
635,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2048	4.25	638,249	608,585
1,500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2052	5.25	1,531,011	1,535,009
2,230,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2052	5.50	2,367,798	2,378,086
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2053	5.25	1,026,162	1,023,057
3,500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2048	5.13	3,546,554	3,575,677
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2049	5.00	1,031,201	1,026,137
485,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	7/1/2051	2.50	487,575	329,386
4,750,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2052	3.13	4,813,221	3,613,922
5,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2054	5.13	5,129,159	5,112,345
5,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	7/1/2055	5.13	5,087,714	5,151,388
500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2056	5.75	540,692	554,742
1,000,000	TEXAS ST MUNI GAS ACQUISITION & SPLY CORP V GAS SPLY REVENUE(aj)	1/1/2034	5.00	1,061,620	1,092,247
				65,600,598	63,087,917	7.71%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Utah
1,000,000	BLACK DESERT PUB INFRASTRUCTURE DIST(b)	3/1/2051	4.00	$1,010,055	801,113
500,000	DOWNTOWN REVITALIZATION PUBLIC INFRASTRUCTURE DIST UT SALES	6/1/2034	5.00	552,095	569,305
725,000	FIELDS ESTATES PUBLIC INFRASTRUCTURE DIST UT(b)	3/1/2055	6.13	725,000	725,322
1,000,000	FIELDS ESTATES PUBLIC INFRASTRUCTURE DIST UT SPL ASSMNT(b)	12/1/2053	5.25	1,000,000	957,195
1,250,000	INTERMOUNTAIN PWR AGY UT PWR SPLY REVENUE	7/1/2043	5.00	1,264,343	1,301,316
1,000,000	JORDANELLE RIDGE PUBLIC INFRASTRUCTURE DIST #2 UT(b)	3/1/2054	7.75	1,000,000	1,038,470
1,000,000	MIDA MOUNTAIN VLG PUBLIC INFRASTRUCTURE DIST UT TAX ALLOCATI(b)	6/15/2054	6.00	1,015,200	1,015,757
1,000,000	MOONLIGHT VLG PUB INFRASTRUCTURE DIST #1 UT(b)	3/1/2056	6.00	1,000,000	1,000,794
985,000	OLYMPIA PUBLIC INFRASTRUCTURE DIST #1 UT(b)	3/1/2055	6.38	978,901	1,006,320
1,000,000	SALT LAKE CITY UT ARPT REVENUE	7/1/2039	5.25	1,048,687	1,071,391
1,000,000	SALT LAKE CITY UT ARPT REVENUE	7/1/2047	5.00	1,011,600	999,770
1,000,000	SAWMILL INFRASTRUCTURE FING DIST UT SPL ASSMNT(b)	12/1/2054	6.00	1,000,000	1,013,878
950,000	UTAH HSG CORP SF MTGE REVENUE	1/1/2054	5.00	950,000	964,949
1,000,000	UTAH INFRASTRUCTURE AGY TELECOMUNICATION REVENUE	10/15/2033	5.50	1,028,091	1,129,811
2,000,000	UTAH INFRASTRUCTURE AGY TELECOMUNICATION REVENUE	10/15/2037	5.00	2,007,609	2,031,701
900,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(b)	12/15/2031	3.50	897,508	827,590
3,946,370	UTAH ST HSG CORP	12/21/2052	6.00	4,086,383	4,290,290
1,741,623	UTAH ST HSG CORP	1/21/2053	6.50	1,812,362	1,887,903
3,282,812	UTAH ST HSG CORP	4/21/2053	5.50	3,355,053	3,367,660
2,050,926	UTAH ST HSG CORP	5/21/2053	6.50	2,131,509	2,223,226
3,236,232	UTAH ST HSG CORP	6/21/2053	6.00	3,311,759	3,518,580
2,452,719	UTAH ST HSG CORP	9/21/2053	6.50	2,527,300	2,659,324
5,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	5,000	5,009
1,000,000	VERK INDL REGL PUBLIC INFRASTRUCTURE DIST UT TAX(b)	9/1/2047	6.63	1,000,000	1,038,174
1,000,000	WOOD RANCH PUB INFRASTRUCTURE DIST UT SPL ASSMNT(b)	12/1/2053	5.63	1,000,000	1,001,266
				35,718,455	36,446,114	4.46%
Vermont
305,000	VERMONT ST STUDENT ASSISTANCE CORP EDU LOAN REVENUE	6/15/2036	3.38	302,965	290,783
				302,965	290,783	0.04%
Virginia
2,000,000	CHARLES CITY VA CNTY ECON DEV AUTH SOL WST DISP REVENUE(an)	8/1/2027	4.25	2,000,000	2,019,827
2,000,000	CHESAPEAKE BAY VA BRIDGE & TUNNEL DIST REVENUE	7/1/2041	5.00	2,015,361	2,010,214
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	501,118
1,000,000	JAMES CITY CNTY VA ECON DEV AUTH RSDL CARE FAC REVENUE	12/1/2058	6.88	1,004,873	1,073,416
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(z)	9/1/2041	2.91(z )	205,277	1,155
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE(i)	9/1/2041	5.63	373,459	122,150
850,000	VIRGINIA BEACH VA DEV AUTH RSDL CARE FAC REVENUE	9/1/2030	6.25	850,000	858,069
330,000	VIRGINIA HSG DEV AUTH(aj)	4/1/2026	3.63	330,000	330,057
1,000,000	VIRGINIA HSG DEV AUTH	7/1/2050	5.05	1,000,000	1,018,150
2,000,000	VIRGINIA HSG DEV AUTH	7/1/2055	4.70	2,000,000	1,989,847
810,000	VIRGINIA ST HSG DEV AUTH	10/1/2043	5.35	810,000	810,297
1,000,000	VIRGINIA ST HSG DEV AUTH	9/1/2050	2.50	1,000,000	653,468

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Virginia (Cont'd):
1,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	11/1/2048	5.25	$1,000,000	1,023,562
				13,088,970	12,411,330	1.52%
Washington
185,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	185,000	187,593
1,000,000	KING CNTY WA HSG AUTH	7/1/2045	5.38	986,192	1,042,504
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,001,578	1,000,836
500,000	SEATTLE WA HSG AUTH	6/1/2054	2.50	486,960	311,867
500,000	SKAGIT CNTY WA PUBLIC HOSP DIST #1	12/1/2039	5.50	528,578	534,718
1,500,000	VANCOUVER WA HSG AUTH	6/1/2038	3.00	1,496,849	1,223,378
515,000	WALLA WALLA CNTY WA SCH DIST #300 TOUCHET	12/1/2029	4.00	515,000	515,115
1,000,000	WASHINGTON ST HLTH CARE FACS AUTH	10/1/2025	5.00	1,000,000	1,000,000
1,000,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2044	5.50	982,970	953,205
1,500,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	7/1/2055	4.50	1,417,672	1,368,414
				8,600,799	8,137,630	0.99%
West Virginia
1,000,000	WEST VIRGINIA ST ECON DEV AUTH SOL WST DISP FACS(al)	6/15/2028	3.38	1,000,000	1,016,410
3,000,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2049	4.85	3,000,000	3,033,642
1,335,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2051	2.50	1,335,000	904,469
1,225,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2053	4.85	1,225,000	1,233,558
				6,560,000	6,188,079	0.76%
Wisconsin
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(j)(z)	1/1/2046	3.44(z )	2,858	551
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(j)(z)	1/1/2047	3.32(z )	3,032	561
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(j)(z)	1/1/2048	3.21(z )	2,864	517
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(j)(z)	1/1/2049	3.11(z )	2,738	480
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(j)(z)	1/1/2050	3.01(z )	2,599	435
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(j)(z)	1/1/2051	2.92(z )	2,722	444
433,882	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(i)(j)(ao)	7/1/2051	3.75	431,617	294,044
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(j)(z)	1/1/2052	2.83(z )	2,676	419
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(j)(z)	1/1/2053	2.75(z )	2,550	389
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(j)(z)	1/1/2054	2.67(z )	2,442	361
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(j)(z)	1/1/2055	2.60(z )	2,328	334
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(j)(z)	1/1/2056	2.53(z )	2,219	311
106,459	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(i)(j)	7/1/2056	5.50	104,505	77,172
2,167	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(j)(z)	1/1/2057	1.55(z )	1,014	34
16,287	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(j)(z)	1/1/2057	2.47(z )	1,932	259
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(j)(z)	1/1/2058	2.40(z )	2,036	273
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(j)(z)	1/1/2059	2.35(z )	1,956	255
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(j)(z)	1/1/2060	2.29(z )	1,881	237
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(j)(z)	1/1/2061	2.24(z )	1,798	219

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Wisconsin (Cont'd):
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(j)(z)	1/1/2062	2.18(z )	$1,729	204
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(j)(z)	1/1/2063	2.14(z )	1,653	190
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(j)(z)	1/1/2064	2.09(z )	1,591	178
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(j)(z)	1/1/2065	2.04(z )	1,533	166
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(j)(z)	1/1/2066	2.00(z )	1,480	152
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(j)(z)	1/1/2067	1.96(z )	17,028	1,774
690,000	PUBLIC FIN AUTH WI EDU REVENUE(b)	12/15/2044	5.00	702,485	646,854
520,000	PUBLIC FIN AUTH WI EDU REVENUE(b)	6/15/2049	5.00	520,888	472,640
500,000	PUBLIC FIN AUTH WI EXEMPT FACS REVENUE	8/1/2035	4.00	476,467	482,995
2,000,000	PUBLIC FIN AUTH WI HOSP REVENUE	10/1/2044	5.00	2,043,001	2,014,255
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE	2/1/2052	5.00	1,040,082	981,685
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE(b)	2/1/2062	6.00	1,000,000	1,030,338
975,000	PUBLIC FIN AUTH WI LIMITED OBLIG REVENUE	8/1/2039	5.00	967,237	971,627
1,250,000	PUBLIC FIN AUTH WI REVENUE(b)(i)(j)	11/1/2028	6.25	1,250,000	687,500
1,000,000	PUBLIC FIN AUTH WI REVENUE(b)(i)(j)	1/1/2033	6.13	992,141	450,000
250,000	PUBLIC FIN AUTH WI REVENUE(b)	10/1/2034	5.00	246,588	255,705
570,000	PUBLIC FIN AUTH WI REVENUE(b)	12/1/2045	6.25	561,590	573,520
1,695,000	PUBLIC FIN AUTH WI REVENUE(b)	11/15/2053	4.75	1,706,378	1,175,614
80,000	RACINE CNTY WI	3/1/2026	4.00	80,000	80,074
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/1/2032	5.00	509,185	383,235
300,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	3/15/2033	4.50	303,777	307,534
1,410,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2041	5.00	1,413,389	1,314,551
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2049	6.00	992,344	1,021,318
				15,406,333	13,229,404	1.62%
Wyoming
500,000	CAMPBELL CNTY WY SOL WST FACS REVENUE	7/15/2039	3.63	443,565	454,446
500,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2040	4.30	500,000	502,465
				943,565	956,911	0.12%
	Sub-total Municipal Bonds:			795,757,657	760,537,953	92.99%
Short-Term Investments:
24,828,832	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 4.03%(ap)			24,828,832	24,828,832
	Sub-total Short-Term Investments:			24,828,832	24,828,832	3.04%
	Grand total			$849,142,165	810,123,267	99.05%

Notes to Schedule of Investments:
(a)
Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Clearwater Investment Trust.

(c)	Security has converted to a fixed rate as of September 18, 2025, and will be going forward.
(d)	Security has converted to a fixed rate as of June 17, 2025, and will be going forward.
(e)	Security has converted to a fixed rate as of March 26, 2024, and will be going forward.
(f)	Variable or floating rate security. Rate as of September 30, 2025 is disclosed.
(g)	Security has converted to a fixed rate as of January 18, 2024, and will be going forward.
(h)	Security has converted to a fixed rate as of January 15, 2025, and will be going forward.
(i)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
(j)
Restricted security that has been deemed illiquid. At September 30, 2025, the value of these restricted illiquid securities amounted to $1,935,387 or 0.24% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 7.75%, 7/1/2050	8/12/20	$1,237,500
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 6.75%, 7/1/2030	8/12/20	1,237,500
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 6.00%, 7/1/2051	6/4/21	400,000
CAPITAL TRUST AGY FL REVENUE, 6.75%, 12/1/2035	12/2/15-1/21/16	1,235,125
CAPITAL TRUST AGY FL REVENUE, 6.75%, 7/1/2037	6/28/17	750,000
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 5.50%, 7/1/2056	3/26/18-3/8/22	92,616
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.75%, 7/1/2051	3/26/18	436,247
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 1.96%, 1/1/2067	3/26/18	704-5,754
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.32%, 1/1/2047	3/26/18	60-488
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.21%, 1/1/2048	3/26/18	53-485
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.11%, 1/1/2049	3/26/18	52-481
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.01%, 1/1/2050	3/26/18	50-474
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.92%, 1/1/2051	3/26/18	49-519
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.60%, 1/1/2055	3/26/18	60-498
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.53%, 1/1/2056	3/26/18	59-491
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 1.55%, 1/1/2057	3/26/18	845
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.40%, 1/1/2058	3/26/18	63-481
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.35%, 1/1/2059	3/26/18	61-477
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.29%, 1/1/2060	3/26/18	60-473
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.24%, 1/1/2061	3/26/18	59-466

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
SECURITY	ACQUISITION DATE	ACQUISITION COST
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.18%, 1/1/2062	3/26/18	$58-463
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.14%, 1/1/2063	3/26/18	56-456
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.09%, 1/1/2064	3/26/18	55-452
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.04%, 1/1/2065	3/26/18	54-449
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.00%, 1/1/2066	3/26/18	58-442
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.83%, 1/1/2052	3/26/18	64-516
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.75%, 1/1/2053	3/26/18	63-509
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.67%, 1/1/2054	3/26/18	61-505
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 2.47%, 1/1/2057	3/26/18	488
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.44%, 1/1/2046	3/26/18	495
PUBLIC FIN AUTH WI REVENUE, 6.25%, 11/1/2028	4/3/17	1,250,000
PUBLIC FIN AUTH WI REVENUE, 6.13%, 1/1/2033	8/16/18	988,170
SOUTH CAROLINA ST JOBS-ECON DEV AUTH SOL WST DISP REVENUE, 6.00%, 6/1/2031	6/16/21	1,000,000

(k)	Security has converted to a fixed rate as of December 14, 2023, and will be going forward.
(l)	For step bonds, the coupon rate disclosed is the current rate in effect.
(m)	Security has converted to a fixed rate as of October 10, 2024, and will be going forward.
(n)	Security has converted to a fixed rate as of September 26, 2025, and will be going forward.
(o)	Security has converted to a fixed rate as of May 30, 2025, and will be going forward.
(p)	Security has converted to a fixed rate as of July 23, 2025, and will be going forward.
(q)	Security has converted to a fixed rate as of December 16, 2022, and will be going forward.
(r)	Security has converted to a fixed rate as of April 24, 2023, and will be going forward.
(s)	Security has converted to a fixed rate as of February 15, 2023, and will be going forward.
(t)	Security has converted to a fixed rate as of June 15, 2023, and will be going forward.
(u)	Security has converted to a fixed rate as of October 16, 2024, and will be going forward.
(v)	Security has converted to a fixed rate as of December 18, 2024, and will be going forward.
(w)	Security has converted to a fixed rate as of December 6, 2024, and will be going forward.
(x)	Security has converted to a fixed rate as of July 1, 2025, and will be going forward.
(y)	Security has converted to a fixed rate as of June 27, 2024, and will be going forward.
(z)	Zero coupon bond. Yield disclosed as of September 30, 2025.
(aa)	Security has converted to a fixed rate as of September 1, 2007, and will be going forward.
(ab)	Security has converted to a fixed rate as of February 26, 2025, and will be going forward.
(ac)	Security has converted to a fixed rate as of December 12, 2024, and will be going forward.
(ad)	Security has converted to a fixed rate as of May 22, 2025, and will be going forward.
(ae)	Security has converted to a fixed rate as of June 1, 2024, and will be going forward.
(af)	Security has converted to a fixed rate as of July 24, 2025, and will be going forward.
(ag)	Security has converted to a fixed rate as of August 3, 2023, and will be going forward.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
(ah)	Security has converted to a fixed rate as of November 28, 2023, and will be going forward.
(ai)	Security has converted to a fixed rate as of July 21, 2023, and will be going forward.
(aj)	Security has converted to a fixed rate as of November 21, 2024, and will be going forward.
(ak)	The interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(al)	Security has converted to a fixed rate as of April 1, 2024, and will be going forward.
(am)	Security has converted to a fixed rate as of August 13, 2025, and will be going forward.
(an)	Security has converted to a fixed rate as of July 1, 2024, and will be going forward.
(ao)	These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand.
(ap)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2024, the value of the Clearwater Tax-Exempt Bond Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was
$13,211,177 with net purchases of $11,617,655 during the nine months ended September 30, 2025.

At September 30, 2025, the Clearwater Tax-Exempt Bond Fund had open futures contracts as follows:
Type	Number of Contracts	Notional Amount (000s)	Contract Position	Contract Exp.	Value and Unrealized Appreciation (Depreciation) (000s)
Ultra 10-Year U.S. Treasury Note	100	$(11,508)	Short	12/25	$(120)
					$(120)
Fair value is an estimate of the price the Clearwater Tax-Exempt Bond Fund ("Tax-Exempt Bond Fund") would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Tax-Exempt Bond Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
• Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
• Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
• Level 3 – Valuations based on unobservable inputs, which may include the Clearwater Management Co., Inc.'s (the “Adviser”) own assumptions in determining the fair value of an investment.
Debt securities are valued at the price supplied by an independent pricing service provided such prices are believed to reflect the fair value of such securities. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees (the "Board") of Clearwater Investment Trust has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Tax-Exempt Bond Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Tax-Exempt Bond Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2025.
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$24,756,482	$—	$—	$24,756,482
Municipal Bonds
Alabama	—	18,646,702	—	18,646,702
Alaska	—	1,081,346	—	1,081,346
Arizona	—	6,963,662	—	6,963,662
Arkansas	—	3,041,869	—	3,041,869
California	—	42,096,667	—	42,096,667
Colorado	—	22,330,708	—	22,330,708
Connecticut	—	5,779,429	—	5,779,429
Delaware	—	3,998,038	—	3,998,038
District of Columbia	—	7,048,940	—	7,048,940
Florida	—	104,230,383	—	104,230,383
Georgia	—	19,090,446	—	19,090,446
Guam	—	270,810	—	270,810
Idaho	—	7,326,307	—	7,326,307
Illinois	—	31,547,437	—	31,547,437
Indiana	—	12,868,563	—	12,868,563
Iowa	—	8,380,791	—	8,380,791
Kansas	—	2,310,898	—	2,310,898
Kentucky	—	7,068,444	—	7,068,444
Louisiana	—	12,824,099	—	12,824,099
Maine	—	2,071,438	—	2,071,438
Maryland	—	3,822,533	—	3,822,533
Massachusetts	—	12,411,432	—	12,411,432
Michigan	—	35,224,534	—	35,224,534
Minnesota	—	8,485,555	—	8,485,555
Mississippi	—	6,356,103	—	6,356,103
Missouri	—	19,664,197	—	19,664,197
Montana	—	4,301,551	—	4,301,551
Nebraska	—	1,742,230	—	1,742,230
Nevada	—	4,867,128	—	4,867,128
New Hampshire	—	11,698,102	—	11,698,102
New Jersey	—	19,953,404	—	19,953,404
New Mexico	—	7,792,630	—	7,792,630
New York	—	36,758,548	—	36,758,548
North Carolina	—	13,236,629	—	13,236,629
North Dakota	—	6,029,116	—	6,029,116
Ohio	—	31,015,760	—	31,015,760
Oklahoma	—	8,601,379	—	8,601,379
Oregon	—	3,806,273	—	3,806,273
Pennsylvania	—	18,453,704	—	18,453,704
Puerto Rico	—	8,789,077	—	8,789,077
Rhode Island	—	2,819,807	—	2,819,807
South Carolina	—	15,418,006	—	15,418,006
South Dakota	—	1,522,716	—	1,522,716
Tennessee	—	18,042,394	—	18,042,394
Texas	—	63,087,917	—	63,087,917
Utah	—	36,446,114	—	36,446,114
Vermont	—	290,783	—	290,783
Virginia	—	12,411,330	—	12,411,330
Washington	—	8,137,630	—	8,137,630
West Virginia	—	6,188,079	—	6,188,079
Wisconsin	—	13,229,404	—	13,229,404

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
	Level 1	Level 2	Level 3	Total
Wyoming	$—	$956,911	$—	$956,911
Short-Term Investments	24,828,832	—	—	24,828,832
Total	$49,585,314	$760,537,953	$—	$810,123,267
For the Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds, and short-term investments (money market funds). Investments in closed-end funds securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in money market funds are valued at their net asset value. Investments in municipal bonds generally are based on valuations using evaluated prices provided by the primary pricing service. The Board has designated to the Adviser the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s net asset value is calculated.
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Futures Contracts	$(120,160)	$—	$—	$(120,160)

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2025 (unaudited)
Clearwater Tax-Exempt Bond Fund Portfolio Diversification
(as a percentage of net assets)

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2025 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
10,590	ANZ GROUP HOLDINGS LTD.	$95,677	232,716
288	ASX LTD.	5,293	11,165
17,400	BRAMBLES LTD.	64,294	285,537
971	COCHLEAR LTD.	35,893	179,421
11,157	COMMONWEALTH BANK OF AUSTRALIA	235,177	1,232,154
9,576	CSL LTD.	226,091	1,255,882
97,180	FORTESCUE LTD.	212,026	1,201,199
434,303	GENERATION DEVELOPMENT GROUP LTD.	2,012,820	2,000,153
19,923	GOODMAN GROUP	57,689	432,140
34,047	HUB24 LTD.	466,061	2,270,012
7,819	MACQUARIE GROUP LTD.	175,414	1,134,777
44,772	NATIONAL AUSTRALIA BANK LTD.	551,215	1,307,972
26,749	NORTHERN STAR RESOURCES LTD.	133,395	420,017
191,759	PEXA GROUP LTD.(b)	1,982,448	1,988,318
16,999	RIO TINTO LTD.	533,452	1,372,623
20,500	SANTOS LTD.	45,732	91,291
5,884	SEEK LTD.	49,598	111,002
6,546	SONIC HEALTHCARE LTD.	55,913	92,867
57,859	SOUTH32 LTD.	37,235	104,902
1,377,559	STEADFAST GROUP LTD.	5,134,556	5,405,378
82,719	STOCKLAND	180,620	334,979
13,099	TRANSURBAN GROUP	36,728	119,613
8,635	WESFARMERS LTD.	249,487	525,782
		12,576,814	22,109,900	1.83%
Austria:
21,006	BAWAG GROUP A.G.(b)(c)	2,096,168	2,762,155
1,727	ERSTE GROUP BANK A.G.	28,884	168,695
391	STRABAG S.E. (BEARER)	8,563	35,622
		2,133,615	2,966,472	0.24%
Belgium:
7,120	AGEAS S.A./N.V.	106,907	492,359
49,440	GROUPE BRUXELLES LAMBERT N.V.	4,092,116	4,414,325
3,413	KBC GROUP N.V.	77,680	406,514
2,245	UCB S.A.	107,034	619,399
		4,383,737	5,932,597	0.49%
Brazil:
209,200	EMBRAER S.A.	1,553,745	3,155,934
279,107	INTER & CO., INC.	1,601,631	2,576,158
407,047	NU HOLDINGS LTD., CLASS A(b)	4,149,517	6,516,822
248,300	TOTVS S.A.(b)	1,920,979	2,142,781
		9,225,872	14,391,695	1.19%
Canada:
182,128	5N PLUS, INC.(b)	2,039,122	2,226,053
9,900	AGNICO EAGLE MINES LTD.	952,009	1,668,744
111,191	ALIMENTATION COUCHE-TARD, INC.	3,499,956	5,932,264
11,882	ALTAGAS LTD.	233,265	366,099
133,230	CANADIAN NATURAL RESOURCES LTD.	4,432,172	4,260,067
96,325	CANADIAN PACIFIC KANSAS CITY LTD.	2,504,995	7,175,249
13,725	CCL INDUSTRIES, INC., CLASS B	551,253	773,578
16,224	CENOVUS ENERGY, INC.	218,110	275,471
14,024	CENOVUS ENERGY, INC. (NEW YORK STOCK EXCHANGE)	212,258	238,268
307	CONSTELLATION SOFTWARE, INC.	271,176	833,398
59,001	DEFINITY FINANCIAL CORP.	2,352,527	3,032,508
7,013	DOLLARAMA, INC.	130,283	924,888
10,842	EMERA, INC.	434,124	520,170
25,833	ENBRIDGE, INC.	1,036,092	1,303,533
332	FAIRFAX FINANCIAL HOLDINGS LTD.	109,228	580,839
3,196	IMPERIAL OIL LTD.	141,353	290,005
415	INTACT FINANCIAL CORP.	33,776	80,743
1,100	INTERNATIONAL PETROLEUM CORP.(b)	2,833	18,344
34,300	KINROSS GOLD CORP.	370,611	852,355
534,840	KNIGHT THERAPEUTICS, INC.(b)	2,089,400	2,259,725
10,540	LOBLAW COS. LTD.	101,823	407,680
921	LUMINE GROUP, INC.(b)	9,604	27,159
12,181	MAGNA INTERNATIONAL, INC.	493,716	577,147

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont'd):
91,196	MDA SPACE LTD.(b)	$2,690,147	2,271,217
3,000	METRO, INC.	54,328	201,487
19,328	NATIONAL BANK OF CANADA	618,005	2,053,071
3,028	ONEX CORP.	138,833	268,684
7,809	PARKLAND CORP.	166,853	216,028
19,936	PEMBINA PIPELINE CORP.	633,466	806,611
2,253	POWER CORP. OF CANADA	51,403	97,489
133,085	PRAIRIESKY ROYALTY LTD.	2,184,186	2,469,106
368,823	REAL MATTERS, INC.(b)	1,783,973	1,931,968
1,306	RESTAURANT BRANDS INTERNATIONAL, INC.	72,310	83,767
4,710	ROYAL BANK OF CANADA	542,623	693,877
795	SHOPIFY, INC., CLASS A(b)	80,882	118,145
4,544	SHOPIFY, INC., CLASS A (TORONTO EXCHANGE)(b)	487,258	675,086
1,080	SOUTH BOW CORP.	22,447	30,553
227,563	SUNCOR ENERGY, INC.	6,155,098	9,523,079
11,656	TC ENERGY CORP.	472,445	634,203
1,400	TORONTO-DOMINION BANK (THE)	83,447	111,930
416	TRISURA GROUP LTD.(b)	490	11,469
23,677	WASTE CONNECTIONS, INC.	3,340,460	4,162,417
51,985	WHITECAP RESOURCES, INC.	341,526	396,695
		42,139,866	61,381,169	5.08%
China:
426,262	ANHUI CONCH CEMENT CO. LTD., CLASS H	2,038,672	1,287,230
1,822,000	MEITU, INC.(b)(c)	1,337,701	2,170,399
53,041	SMG SWISS MARKETPLACE GROUP A.G.(b)(c)	3,066,917	3,019,682
107,200	TENCENT HOLDINGS LTD.	7,397,342	9,133,135
		13,840,632	15,610,446	1.29%
Denmark:
72,229	ALK-ABELLO A/S(b)	963,286	2,367,475
54	AP MOLLER - MAERSK A/S, CLASS A	48,600	105,570
65	AP MOLLER - MAERSK A/S, CLASS B	50,354	127,433
1,300	CARLSBERG A/S, CLASS B	50,752	151,059
1,500	COLOPLAST A/S, CLASS B	27,666	128,105
12,005	DANSKE BANK A/S	141,793	511,502
3,896	DEMANT A/S(b)	70,443	134,931
2,447	DSV A/S	121,246	486,664
1,214	NOVO NORDISK A/S ADR(d)	109,250	67,365
84,807	NOVO NORDISK A/S, CLASS B	5,037,940	4,597,122
2,460	NOVONESIS NOVOZYMES B	38,505	150,547
2,802	PANDORA A/S	27,668	365,077
2,450	ROCKWOOL A/S, CLASS B	37,155	90,978
		6,724,658	9,283,828	0.77%
Finland:
5,584	KESKO OYJ, CLASS B	30,705	118,662
3,256	KONE OYJ, CLASS B	35,675	221,717
21,225	NESTE OYJ	67,704	388,366
431,362	NOKIA OYJ	1,689,124	2,065,771
728,842	NOKIA OYJ ADR(d)	3,169,124	3,505,730
20,616	NORDEA BANK ABP	175,145	337,892
20,310	SAMPO OYJ, CLASS A	33,358	232,359
7,565	STORA ENSO OYJ (REGISTERED)	31,849	82,919
11,934	UPM-KYMMENE OYJ	99,929	326,038
1,849	VALMET OYJ	14,443	61,391
		5,347,056	7,340,845	0.61%
France:
194	AIR LIQUIDE S.A.	31,267	40,283
6,167	AIRBUS S.E.	78,207	1,429,248
50,833	ALSTOM S.A.(b)	1,115,447	1,320,132
115,115	ALTEN S.A.	9,997,320	9,447,039
16,180	AXA S.A.	190,200	772,003
2,509	BNP PARIBAS S.A.	112,574	227,790
12,870	CAPGEMINI S.E.	1,757,742	1,866,844
10,899	CIE DE SAINT-GOBAIN	236,481	1,172,879
8,124	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	78,557	291,290
43,315	CREDIT AGRICOLE S.A.	349,095	850,279
187,455	DANONE S.A.	11,700,666	16,321,249

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont'd):
591	ESSILORLUXOTTICA S.A.	$53,785	191,853
2,068	ESSILORLUXOTTICA S.A. (EURONEXT PARIS EXCHANGE)	286,293	670,110
1,305	EURAZEO S.E.	23,567	85,876
20,883	EXAIL TECHNOLOGIES S.A.(b)(e)	1,565,041	2,490,997
38,065	EXOSENS SAS	822,280	1,930,617
6,524	GETLINK S.E.	50,218	119,948
133	HERMES INTERNATIONAL S.C.A.	158,639	325,258
671	KLEPIERRE S.A.	8,398	26,123
4,175	L'OREAL S.A.	331,309	1,806,261
9,303	LVMH MOET HENNESSY LOUIS VUITTON S.E.	3,335,908	5,684,999
204,362	PLUXEE N.V.	4,975,538	3,625,361
1,047	PUBLICIS GROUPE S.A.	51,297	100,404
2,497	RENAULT S.A.	46,487	102,020
60,084	SAFRAN S.A.	8,185,951	21,169,542
278	SCHNEIDER ELECTRIC S.E.	8,838	77,582
6,533	SCHNEIDER ELECTRIC S.E. (EURONEXT PARIS EXCHANGE)	235,754	1,822,408
14,443	SOCIETE GENERALE S.A.	201,715	955,686
11,869	SODEXO S.A.(b)	779,774	746,209
55,524	SODEXO S.A. (EURONEXT PARIS EXCHANGE)	3,577,277	3,490,815
1,413	THALES S.A.	81,763	442,272
1,741	TOTALENERGIES S.E. ADR(d)	84,087	103,920
13,514	VEOLIA ENVIRONNEMENT S.A.	143,775	459,800
6,739	VINCI S.A.	270,019	933,211
		50,925,269	81,100,308	6.71%
Germany:
1,793	ADIDAS A.G.	58,332	377,650
6,258	ALLIANZ S.E. (REGISTERED)	530,059	2,625,891
71,917	AUTO1 GROUP S.E.(b)	1,799,695	2,448,591
168,971	BRENNTAG S.E.	11,053,194	10,097,563
18,200	DEUTSCHE BOERSE A.G.	5,640,033	4,873,975
17,828	DEUTSCHE POST A.G.	210,542	794,121
8,928	DEUTSCHE TELEKOM A.G. (REGISTERED)	98,694	304,080
55,214	FRESENIUS MEDICAL CARE A.G.	3,541,687	2,895,040
3,534	FRESENIUS S.E. & CO. KGAA	82,092	196,667
2,246	HANNOVER RUECK S.E.	94,321	676,633
3,877	HEIDELBERG MATERIALS A.G.	159,881	871,896
20,563	INFINEON TECHNOLOGIES A.G.	112,405	801,514
1,260	KION GROUP A.G.	23,860	84,986
2,050	MERCK KGAA	86,079	263,425
2,674	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	327,080	1,705,955
81,710	NORDEX S.E.(b)	1,968,118	2,091,310
34,961	RENK GROUP A.G.	2,017,674	3,596,037
3,130	RHEINMETALL A.G.	4,201,985	7,292,595
2,704	RWE A.G.	55,911	120,065
44,004	SAP S.E.	11,016,563	11,773,975
39,007	SCOUT24 S.E.(c)	2,412,095	4,881,872
11,790	SIEMENS A.G. (REGISTERED)	699,937	3,172,598
159,601	SIEMENS ENERGY A.G.(b)	7,382,733	18,629,277
		53,572,970	80,575,716	6.66%
Greece:
442,216	PIRAEUS FINANCIAL HOLDINGS S.A.(b)	2,565,330	3,745,392
		2,565,330	3,745,392	0.31%
Hong Kong:
165,600	AIA GROUP LTD.	528,886	1,588,553
126,799	ALIBABA GROUP HOLDING LTD.	1,412,438	2,884,036
46,000	BOC HONG KONG HOLDINGS LTD.	63,016	215,992
44,544	CK ASSET HOLDINGS LTD.	117,685	215,910
18,000	GALAXY ENTERTAINMENT GROUP LTD.	39,054	99,184
25,331	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	89,320
15,246,670	IMPRO PRECISION INDUSTRIES LTD.(c)	4,081,727	8,483,488
40,500	LINK REIT	84,196	208,174

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont'd):
58,850	NETEASE CLOUD MUSIC, INC.(b)(c)	$1,014,502	1,964,704
		7,387,048	15,749,361	1.30%
India:
103,469	CARE RATINGS LTD.	1,483,957	1,776,793
59,419	CARTRADE TECH LTD.(b)	1,197,646	1,639,650
758,628	FEDERAL BANK LTD.	1,781,780	1,648,431
46,389	GODFREY PHILLIPS INDIA LTD.	1,896,859	1,768,021
451,850	HCL TECHNOLOGIES LTD.	3,571,211	7,048,837
196,801	ICICI BANK LTD. ADR(d)	4,423,773	5,949,294
52,871	POLY MEDICURE LTD.	1,556,325	1,160,034
217,803	TRIVENI TURBINE LTD.	1,425,505	1,273,009
		17,337,056	22,264,069	1.84%
Indonesia:
11,968,500	BANK SYARIAH INDONESIA TBK PT	1,787,650	1,860,091
35,288,900	MITRA ADIPERKASA TBK PT	2,904,860	2,382,239
		4,692,510	4,242,330	0.35%
Ireland:
96,653	EXPERIAN PLC	1,565,094	4,838,176
9,285,265	GLENVEAGH PROPERTIES PLC(b)(c)	16,292,269	21,105,045
61,259	ICON PLC(b)	9,690,541	10,720,325
6,141	PERMANENT TSB GROUP HOLDINGS PLC(b)	11,769	15,862
202,833	RYANAIR HOLDINGS PLC	4,925,260	5,881,962
		32,484,933	42,561,370	3.52%
Israel:
45,587	BANK HAPOALIM B.M.	213,384	926,549
23,639	MIZRAHI TEFAHOT BANK LTD.	376,044	1,555,141
21,777	MONDAY.COM LTD.(b)	4,873,101	4,217,987
21,525	TOWER SEMICONDUCTOR LTD.(b)	1,527,856	1,556,258
14,119	WIX.COM LTD.(b)	2,285,692	2,507,958
		9,276,077	10,763,893	0.89%
Italy:
55,568	AVIO S.P.A.(e)	2,522,525	3,490,319
25,272	BANCA MEDIOLANUM S.P.A.	87,322	505,884
65,944	BANCA MONTE DEI PASCHI DI SIENA S.P.A.	197,490	583,759
51,815	BUZZI S.P.A.	2,259,312	2,844,570
11,880	FERRARI N.V.	1,597,588	5,740,880
117,492	FINCANTIERI S.P.A.(b)	2,238,074	3,081,613
2,133	IVECO GROUP N.V.	4,835	45,965
9,386	LEONARDO S.P.A.	46,912	595,281
158,128	LOTTOMATICA GROUP S.P.A.	2,044,364	4,255,102
22,228	SESA S.P.A.	1,509,512	2,254,762
51,002	UNICREDIT S.P.A.	531,441	3,860,393
		13,039,375	27,258,528	2.25%
Japan:
6,900	AISIN CORP.	37,584	119,444
30,000	AJINOMOTO CO., INC.	116,767	861,345
9,900	ASAHI GROUP HOLDINGS LTD.	41,784	118,859
4,500	BANDAI NAMCO HOLDINGS, INC.	14,652	149,863
13,800	BRIDGESTONE CORP.	205,726	639,026
13,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	588,620
55,900	CONCORDIA FINANCIAL GROUP LTD.	180,730	429,782
29,100	DAIICHI SANKYO CO. LTD.	150,922	652,308
19,700	DAIKIN INDUSTRIES LTD.	2,138,044	2,275,254
6,000	DAIWA HOUSE INDUSTRY CO. LTD.	45,826	215,843
32,800	DENSO CORP.	185,234	473,641
3,300	FAST RETAILING CO. LTD.	136,395	1,005,051
26,100	FUJIFILM HOLDINGS CORP.	163,215	649,654
18,000	FUJITSU LTD.	64,886	424,059
33,200	FURUKAWA ELECTRIC CO. LTD.	1,977,614	2,045,633
68,100	HITACHI LTD.	207,228	1,809,737
5,300	HOYA CORP.	112,594	733,797
96,500	INTEGRAL CORP.(e)	1,473,807	2,437,215
18,200	ITOCHU CORP.	192,005	1,036,976
3,500	KAJIMA CORP.	15,004	102,147
421,311	KANSAI PAINT CO. LTD.	5,719,867	6,870,146

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
59,524	KDDI CORP.	$238,488	950,106
7,200	KEISEI ELECTRIC RAILWAY CO. LTD.	22,185	66,773
3,924	KEYENCE CORP.	180,512	1,464,153
30,000	KIKKOMAN CORP.	52,867	254,590
2,300	KONAMI GROUP CORP.	50,313	332,049
6,700	KUBOTA CORP.	34,982	84,404
117,000	LIFEDRINK CO., INC.(e)	1,580,376	1,799,878
346,800	LION CORP.	3,759,013	3,621,954
3,300	MARUBENI CORP.	31,075	82,520
11,000	MARUWA CO. LTD.	2,970,680	2,878,588
52,500	MITSUBISHI CORP.	230,376	1,253,525
12,900	MITSUBISHI HC CAPITAL, INC.	33,945	106,639
455,000	MITSUBISHI HEAVY INDUSTRIES LTD.	5,267,530	11,934,578
16,900	MITSUBISHI UFJ FINANCIAL GROUP, INC.	198,148	273,581
28,000	MITSUI & CO. LTD.(e)	128,045	696,758
52,100	MONEY FORWARD, INC.(b)	1,805,515	2,109,225
22,500	MURATA MANUFACTURING CO. LTD.	101,583	428,365
22,500	NEC CORP.	151,340	721,016
8,400	NIDEC CORP.	47,462	149,585
121,700	NINTENDO CO. LTD.	7,430,022	10,537,705
9,300	NIPPON YUSEN K.K.(e)	39,009	317,641
3,000	NITERRA CO. LTD.	28,359	115,914
10,500	NITORI HOLDINGS CO. LTD.	65,914	202,602
44,600	NITTO BOSEKI CO. LTD.	1,943,815	1,990,466
16,000	NITTO DENKO CORP.	77,639	380,512
9,801	NOMURA RESEARCH INSTITUTE LTD.	43,930	375,975
339,700	NTT, INC.	149,807	355,354
31,800	OBIC BUSINESS CONSULTANTS CO. LTD.	1,786,939	1,956,791
212,600	OLYMPUS CORP.	2,564,613	2,689,756
24,000	ORIENTAL LAND CO. LTD.	113,097	578,882
296,000	RAKUS CO. LTD.	1,811,677	2,718,112
59,200	RAKUTEN BANK LTD.(b)	3,041,772	3,310,172
2,400	RECRUIT HOLDINGS CO. LTD.	31,274	129,230
45,300	RESONA HOLDINGS, INC.	172,185	462,695
255,700	SATO CORP.	3,578,638	3,921,477
13,620	SBI HOLDINGS, INC.	110,355	592,747
12,700	SEKISUI CHEMICAL CO. LTD.	64,585	236,593
6,000	SEKISUI HOUSE LTD.	44,394	136,606
3,294	SEVEN & I HOLDINGS CO. LTD.	35,361	44,348
184,000	SHIFT, INC.(b)	2,270,432	1,555,263
4,000	SHIMADZU CORP.	25,419	101,024
1,500	SHIMANO, INC.	58,204	168,374
27,700	SHIN-ETSU CHEMICAL CO. LTD.	268,032	909,004
12,000	SHIONOGI & CO. LTD.	67,679	210,285
3,400	SINFONIA TECHNOLOGY CO. LTD.	208,309	209,676
600	SMC CORP.	57,789	184,319
26,300	SOFTBANK GROUP CORP.	198,413	3,322,957
800	SOMPO HOLDINGS, INC.	5,392	24,749
5,700	SUBARU CORP.	26,572	116,787
2,800	SUMITOMO CORP.	30,610	81,187
23,200	SUZUKI MOTOR CORP.	104,611	338,936
2,200	TAISEI CORP.	19,821	151,293
16,500	TDK CORP.	52,815	239,715
20,800	TERUMO CORP.	95,419	343,608
219,911	TIMEE, INC.(b)(e)	2,080,364	2,196,359
18,400	TOKIO MARINE HOLDINGS, INC.	144,365	779,995
8,600	TOKYO ELECTRON LTD.	114,327	1,532,921
1,000	TOYO SUISAN KAISHA LTD.	25,714	71,508
4,000	TOYOTA INDUSTRIES CORP.	101,266	450,079
25,200	TOYOTA MOTOR CORP.	443,117	485,562
5,100	TOYOTA TSUSHO CORP.	14,141	141,463
13,500	UNICHARM CORP.	30,008	87,581
1,600	USS CO. LTD.	3,505	18,366
13,800	YAMAHA MOTOR CO. LTD.	46,377	103,580
69,500	YONEX CO. LTD.	2,019,588	1,781,147

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
348,531	ZUKEN, INC.	$10,890,399	11,559,959
		72,682,670	111,065,962	9.18%
Lithuania:
860,576	BALTIC CLASSIFIEDS GROUP PLC	1,911,928	3,587,905
		1,911,928	3,587,905	0.30%
Mexico:
80,829	GRUMA S.A.B. DE C.V., CLASS B	908,404	1,500,546
134,933	GRUPO AEROPORTUARIO DEL CENTRO NORTE S.A.B. DE C.V.	1,227,662	1,746,057
41,914	VISTA ENERGY S.A.B. DE C.V. ADR(b)(d)	2,136,364	1,441,842
		4,272,430	4,688,445	0.39%
Netherlands:
4,308	ADYEN N.V.(b)(c)	4,926,419	6,903,908
459	AKZO NOBEL N.V.	18,664	32,657
9,103	ASM INTERNATIONAL N.V.	2,640,532	5,459,113
1,652	ASML HOLDING N.V.	1,174,823	1,606,125
10,980	ASML HOLDING N.V. (REGISTERED)	3,240,282	10,629,628
19,857	BE SEMICONDUCTOR INDUSTRIES N.V.	2,212,025	2,957,268
3,610	EXOR N.V.	90,616	352,628
39	FERROVIAL S.E.	588	2,234
980	HEINEKEN HOLDING N.V.	24,979	67,136
2,822	HEINEKEN N.V.	79,167	220,061
17,656	KONINKLIJKE AHOLD DELHAIZE N.V.	203,381	714,115
65,970	KONINKLIJKE KPN N.V.	190,999	316,547
483,274	KONINKLIJKE PHILIPS N.V.	10,650,583	13,072,617
2,587	PROSUS N.V.(b)	61,381	182,054
209	RANDSTAD N.V.	4,033	8,875
293,284	SIGNIFY N.V.(c)	6,688,828	7,678,561
145,630	UNIVERSAL MUSIC GROUP N.V.	3,472,177	4,199,193
6,193	WOLTERS KLUWER N.V.	101,075	844,514
		35,780,552	55,247,234	4.57%
Norway:
30,933	AKER BP ASA	1,041,758	784,518
9,200	DNB BANK ASA	37,422	250,292
23,955	NORSK HYDRO ASA	48,328	162,268
43,176	PROTECTOR FORSIKRING ASA	1,673,647	2,124,286
1,689,068	SPIR GROUP ASA	1,377,316	1,272,782
65,933	VEND MARKETPLACES ASA	1,982,955	2,344,096
		6,161,426	6,938,242	0.57%
Poland:
166,648	INPOST S.A.(b)	2,406,679	2,044,575
		2,406,679	2,044,575	0.17%
Portugal:
20,567	EDP S.A.	48,529	97,480
14,452	GALP ENERGIA SGPS S.A.	143,129	273,175
		191,658	370,655	0.03%
Russia:
25,740,000	RUSHYDRO PJSC(b)(e)(f)	218,665	-
		218,665	-	0.00%
Singapore:
5,000	CITY DEVELOPMENTS LTD.	23,356	26,823
31,020	DBS GROUP HOLDINGS LTD.	158,529	1,230,027
39,200	KEPPEL LTD.	150,880	271,068
13,480	KEPPEL REIT	5,756	10,555
93,603	SEA LTD. ADR(b)(d)	6,954,238	16,729,664
29,400	SINGAPORE AIRLINES LTD.	110,362	148,601
4,600	UNITED OVERSEAS BANK LTD.	26,071	123,313
		7,429,192	18,540,051	1.53%
South Africa:
581,685	FAMOUS BRANDS LTD.	1,996,242	1,801,977
428,382	OUTSURANCE GROUP LTD.	1,480,344	1,778,517
5,284	THUNGELA RESOURCES LTD.	1,910	26,756

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
South Africa (Cont'd):
5,407	VALTERRA PLATINUM LTD.	$207,271	385,409
		3,685,767	3,992,659	0.33%
South Korea:
14,006	APR CORP.(b)	1,382,247	2,495,634
11,109	HD HYUNDAI MARINE SOLUTION CO. LTD.	1,335,976	1,662,728
12,327	SAMSUNG C&T CORP.	1,343,235	1,621,870
279,056	SAMSUNG ELECTRONICS CO. LTD.	10,855,450	16,687,073
1,899	SAMYANG FOODS CO. LTD.	1,833,402	2,069,471
202,913	VITZROCELL CO. LTD.	3,930,486	4,201,292
		20,680,796	28,738,068	2.38%
Spain:
1,260	ACCIONA S.A.	78,312	252,813
5,680	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	127,632	453,465
5,299	AMADEUS IT GROUP S.A.	128,321	419,937
51,052	BANCO SANTANDER S.A.	144,309	531,886
60,498	CAIXABANK S.A.	164,674	635,414
72,837	IBERDROLA S.A.	481,239	1,377,208
12,493	INDUSTRIA DE DISENO TEXTIL S.A.	239,195	688,928
10,622	NATURGY ENERGY GROUP S.A.	164,427	329,976
3,164	REDEIA CORP. S.A.	28,806	61,070
20,840	REPSOL S.A.	149,937	368,598
		1,706,852	5,119,295	0.42%
Sweden:
2,065	ALLEIMA AB	1,539	15,628
226,567	APOTEA AB(b)	1,201,859	2,156,795
22,200	ASSA ABLOY AB, CLASS B	89,466	770,152
38,416	ATLAS COPCO AB, CLASS A	61,494	648,401
15,920	ATLAS COPCO AB, CLASS B	22,691	238,350
60,711	BONESUPPORT HOLDING AB(b)(c)	1,641,537	1,881,742
7,501	ELECTROLUX PROFESSIONAL AB, CLASS B	16,773	48,284
9,604	EPIROC AB, CLASS A	18,146	202,396
4,000	EPIROC AB, CLASS B	7,248	75,374
8,600	ESSITY AB, CLASS B	62,137	224,537
63,384	HEMNET GROUP AB	1,846,941	1,594,295
25,557	HEXAGON AB, CLASS B	56,077	303,772
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	327,571
43,812	INVESTOR AB, CLASS B	150,033	1,368,427
38,075	MIPS AB	1,701,289	1,379,119
90,361	RAYSEARCH LABORATORIES AB	2,285,105	2,418,739
1,190	SANDVIK AB	6,637	33,092
35,236	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	139,725	688,297
2,634	SKANSKA AB, CLASS B	22,223	68,239
18,653	SPOTIFY TECHNOLOGY S.A.(b)	5,758,944	13,019,794
8,600	SVENSKA CELLULOSA AB S.C.A., CLASS B	15,915	113,593
11,299	SVENSKA HANDELSBANKEN AB, CLASS A	51,168	146,902
12,741	SWEDBANK AB, CLASS A	176,972	383,269
322,296	TRUECALLER AB, CLASS B	1,946,565	1,420,041
15,300	VOLVO AB, CLASS B	78,992	437,983
		17,445,424	29,964,792	2.48%
Switzerland:
204,080	ABB LTD. (REGISTERED)	4,005,339	14,694,888
106,246	AMRIZE LTD.(b)	3,324,969	5,123,779
384	AVOLTA A.G.(b)	8,927	20,771
458	BALOISE HOLDING A.G. (REGISTERED)	24,668	112,997
4,475	BARRY CALLEBAUT A.G. (REGISTERED)(e)	6,129,433	6,127,442
34	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	48,855	519,364
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	450,725
41,298	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	2,901,214	7,864,803
83,537	DSM-FIRMENICH A.G.	7,612,147	7,112,517
39,581	GARMIN LTD.	4,576,530	9,745,634
140	GIVAUDAN S.A. (REGISTERED)	76,496	568,407
9,777	HOLCIM A.G.(b)	255,598	827,063
3,711	JULIUS BAER GROUP LTD.	74,659	256,211
57,306	KUROS BIOSCIENCES A.G. (REGISTERED)(b)	1,856,890	1,832,813

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont'd):
897	LONZA GROUP A.G. (REGISTERED)	$50,452	594,056
187,268	MEDMIX A.G.(c)	2,517,746	2,103,104
35,901	NESTLE S.A. (REGISTERED)	1,150,441	3,295,379
121,288	NOVARTIS A.G. (REGISTERED)	9,431,438	15,254,512
11,183	ROCHE HOLDING A.G.	1,437,730	3,651,104
773	SANDOZ GROUP A.G. ADR(d)	16,416	46,094
755	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	34,888	285,668
367	SGS S.A. (REGISTERED)	14,320	38,025
3,517	SIKA A.G. (REGISTERED)	117,252	782,439
1,308	SONOVA HOLDING A.G. (REGISTERED)	84,414	355,898
635	SULZER A.G. (REGISTERED)	20,376	107,528
743	SWISS LIFE HOLDING A.G. (REGISTERED)	101,194	798,582
40,576	U-BLOX HOLDING A.G.(b)	3,002,979	6,850,593
466,064	UBS GROUP A.G. (REGISTERED)	9,508,290	19,033,655
1,897	ZURICH INSURANCE GROUP A.G.	283,275	1,350,217
		58,742,288	109,804,268	9.08%
Taiwan:
74,000	BIZLINK HOLDING, INC.	2,432,973	2,500,820
299,000	E INK HOLDINGS, INC.	2,180,765	2,359,390
33,000	JENTECH PRECISION INDUSTRIAL CO. LTD.	1,247,068	2,609,423
416,000	LITE-ON TECHNOLOGY CORP.	2,264,257	2,354,485
390,000	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD.	10,167,833	16,698,931
		18,292,896	26,523,049	2.19%
United Arab Emirates:
3,168	GLOBALTRANS INVESTMENT PLC GDR (REGISTERED)(b)(f)	21,771	-
		21,771	-	0.00%
United Kingdom:
198,880	3I GROUP PLC	6,834,801	10,937,000
2,834	ADMIRAL GROUP PLC	35,120	127,760
1,927,022	ADVANCEDADVT LTD.(b)	3,544,862	4,859,347
382,519	ALLFUNDS GROUP PLC	1,977,999	2,849,517
46,545	ANGLO AMERICAN PLC	409,091	1,743,365
11,700	AON PLC, CLASS A	2,287,180	4,171,986
6,043	ASHTEAD GROUP PLC	268,033	403,517
301,833	ASHTEAD TECHNOLOGY HOLDINGS PLC	2,947,809	1,412,654
232,572	ASSOCIATED BRITISH FOODS PLC	5,885,666	6,415,243
40,018	ASTRAZENECA PLC	5,094,920	6,018,176
29,292	ASTRAZENECA PLC ADR(d)	1,646,978	2,247,282
299,688	BABCOCK INTERNATIONAL GROUP PLC	2,219,405	5,360,570
583,279	BAE SYSTEMS PLC	8,090,516	16,151,865
68,205	BERKELEY GROUP HOLDINGS PLC	3,800,310	3,518,721
5,069	BUNZL PLC	39,524	159,934
171,992	BURBERRY GROUP PLC(b)	2,709,857	2,701,725
10,667	CNH INDUSTRIAL N.V.	32,275	115,092
222,270	CNH INDUSTRIAL N.V. (BORSA ITALIANA EXCHANGE)	2,210,158	2,411,629
431,397	COMPASS GROUP PLC	7,215,779	14,672,900
53,271	CRANSWICK PLC	3,319,553	3,596,537
345,721	DIAGEO PLC	9,430,467	8,255,368
3,398,703	ELEMENTIS PLC	6,876,057	7,423,167
2,476,825	ESSENTRA PLC	3,527,190	3,584,244
1,609,250	FDM GROUP HOLDINGS PLC	4,764,443	2,839,536
4,023	GAMES WORKSHOP GROUP PLC	299,262	786,150
58,864	GENUS PLC	1,711,796	1,876,239
76,081	HSBC HOLDINGS PLC	641,481	1,069,258
25,000	INFORMA PLC	150,330	308,520
1,567	INTERTEK GROUP PLC	73,290	99,514
24,357,010	IQE PLC(b)	3,950,067	2,456,831
216,546	J SAINSBURY PLC	440,212	972,717
1,165,670	KINGFISHER PLC	3,401,950	4,839,519
40,562	KLARNA GROUP PLC(b)(e)	1,622,480	1,486,597
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	690,626
343,239	LSL PROPERTY SERVICES PLC	1,183,726	1,218,682
3,060,351	M&C SAATCHI PLC	7,011,363	6,009,164
9,085	M&G PLC	16,194	30,913
394,914	MELROSE INDUSTRIES PLC	2,852,216	3,233,458

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont'd):
30,507	NATIONAL GRID PLC	$382,627	437,983
1	NATWEST GROUP PLC	-	7
2,141	NEXT PLC	36,699	356,330
312,923	PEARSON PLC	3,685,102	4,446,282
771,479	PETS AT HOME GROUP PLC	2,355,805	2,124,927
8,289	RECKITT BENCKISER GROUP PLC	303,157	637,436
9,953	RELX PLC	68,808	476,527
153,139	RELX PLC (LONDON EXCHANGE)	1,816,294	7,325,878
113,677	RENTOKIL INITIAL PLC	530,955	574,539
1,207,339	ROLLS-ROYCE HOLDINGS PLC	7,832,581	19,322,628
2,262,271	SABRE INSURANCE GROUP PLC(c)	3,733,997	4,417,751
24,928	SAGE GROUP (THE) PLC	108,477	368,782
16,135	SEGRO PLC	67,053	142,222
4,954	SEVERN TRENT PLC	76,220	172,429
11,396	SHELL PLC	346,329	405,615
7,350	SHELL PLC ADR(d)	389,109	525,745
196,558	ST. JAMES'S PLACE PLC	2,123,355	3,357,256
108,800	STANDARD CHARTERED PLC	699,097	2,100,497
836,711	TRUSTPILOT GROUP PLC(b)(c)	2,451,270	2,547,663
235,840	UNILEVER PLC	12,274,319	13,955,974
8,137	UNITED UTILITIES GROUP PLC	56,989	125,467
2,756	WHITBREAD PLC	54,937	119,351
24,128	WILLIS TOWERS WATSON PLC	5,541,013	8,335,018
		153,526,348	209,331,630	17.31%
United States:
226,158	ARCH CAPITAL GROUP LTD.	8,904,804	20,519,315
274,745	COUPANG, INC.(b)	5,241,821	8,846,789
2,158	FLUTTER ENTERTAINMENT PLC(b)	240,212	561,304
81,864	LIFE360, INC. - CDI(b)(c)	1,061,515	2,882,896
11,568	LINDE PLC	3,878,701	5,494,800
312,700	LUXFER HOLDINGS PLC	4,411,130	4,346,530
67,824	PHILIP MORRIS INTERNATIONAL, INC.	11,489,798	11,001,053
29,747	SEAGATE TECHNOLOGY HOLDINGS PLC	5,650,670	7,022,077
94,502	SENSATA TECHNOLOGIES HOLDING PLC	4,407,746	2,887,036
6,656	STERIS PLC	934,207	1,646,961
		46,220,604	65,208,761	5.39%
Uruguay:
2,931	MERCADOLIBRE, INC.(b)	3,806,569	6,849,571
		3,806,569	6,849,571	0.57%
	Sub-total Common Stocks:	742,837,333	1,115,293,081	92.22%
Preferred Stocks:
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G., 5.48%(g)	49,612	140,984
		49,612	140,984	0.02%
South Korea:
89,794	SAMSUNG ELECTRONICS CO. LTD., 2.19%(g)	3,654,191	4,249,543
		3,654,191	4,249,543	0.35%
	Sub-total Preferred Stocks:	3,703,803	4,390,527	0.37%
Warrants:
Canada:
307	CONSTELLATION SOFTWARE, INC.(b)(f)	-	-
		-	-	0.00%
	Sub-total Warrants:	-	-	0.00%
Convertible Bonds:
United Kingdom:
2,053,408	IQE PLC, 14.79%, 3/13/2026(h)	2,461,491	2,526,061
		2,461,491	2,526,061	0.21%
	Sub-total Convertible Bonds:	2,461,491	2,526,061	0.21%
Short-Term Investments:
23,167,555	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(i)	23,167,555	23,167,555

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2025 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Short-Term Investments:
79,548,440	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 4.03%(j)	$79,548,440	79,548,440
	Sub-total Short-Term Investments:	102,715,995	102,715,995	8.49%
	Grand total	$851,718,622	1,224,925,664	101.29%

Notes to Schedule of Investments:
(a)
Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.

(b)	Non-income producing assets.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Clearwater Investment Trust.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.53% of net assets as of September 30, 2025.
(e)	Security is either wholly or partially on loan.
(f)	Security has been deemed worthless and is a Level 3 investment.
(g)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(h)	Zero coupon bond. Yield disclosed as of September 30, 2025.
(i)	Investment relates to cash collateral received from portfolio securities loaned.
(j)
The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2024, the value of the Clearwater International Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $52,980,892
with net purchases of $26,567,548 during the nine months ended September 30, 2025.

At September 30, 2025, the Clearwater International Fund’s investments were denominated in the following currencies:
Concentration by Currency	Percent of Long-Term Investments
Euro	26.25%
British Pound	17.70
United States Dollar	17.41
Japanese Yen	9.90
Swiss Franc	8.55
Other currencies	20.19
100.00%
At September 30, 2025, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:
		Contract Amount
Counterparty	Contract Settlement Date						Receive	Unrealized Appreciation (Depreciation)
Northern Trust	01/28/2026	USD	7,380,440	CNH	52,711,894	$74,657
Northern Trust	01/28/2026	CNH	104,239,453	USD	14,607,393	$(135,300)
Northern Trust	01/28/2026	USD	4,523,947	CNH	31,894,376	(13,092)
						$(148,392)
						$(73,735)

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2025 (unaudited)
Fair value is an estimate of the price the Clearwater International Fund ("International Fund") would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the International Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
• Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
• Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
• Level 3 – Valuations based on unobservable inputs, which may include the Clearwater Management Co., Inc.'s (the “Adviser”) own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Debt securities are valued at the price supplied by an independent pricing service provided such prices are believed to reflect the fair value of such securities. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees (the "Board") of Clearwater Investment Trust has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the International Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the International Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2025.
	Level 1	Level 2	Level 3	Total
Common Stocks
Russia	$—	$—	$—*	$—
United Arab Emirates	—	—	—*	—
All other countries	1,115,293,081	—	—	1,115,293,081
Convertible Bonds	—	2,526,061	—	2,526,061
Preferred Stocks	4,390,527	—	—	4,390,527
Warrants	—	—	—*	—
Short-Term Investments	102,715,995	—	—	102,715,995
Total	$1,222,399,603	$2,526,061	$—	$1,224,925,664

* Security has been deemed worthless and is a Level 3 investment.
For the International Fund, the investment value is comprised of equity securities, convertible bonds, preferred stocks, warrants and short-term investments (money market funds). See the International Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in money market funds are valued at their net asset value.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2025 (unaudited)
There were no significant Level 3 valuations at September 30, 2025.
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency exchange contracts	$—	$74,657	$—	$74,657
Liabilities
Forward foreign currency exchange contracts	—	(148,392)	—	(148,392)
Net Other Financial Instruments	$—	$(73,735)	$—	$(73,735)
The forward foreign currency exchange contracts outstanding at September 30, 2025 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Forward foreign currency exchange contracts are shown on a gross basis in the above table.

(Continued)